UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-7445

                           SEI ASSET ALLOCATION TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: MARCH 31, 2006

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2006

ITEM 1.  REPORTS TO STOCKHOLDERS.

[LOGO]
   SEI New ways.
       New answers.(R)

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SEI ASSET ALLOCATION TRUST

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Semi-Annual Report as of September 30, 2006

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Diversified Conservative Income Fund

Diversified Conservative Fund

Diversified Global Moderate Growth Fund

Diversified Moderate Growth Fund

Diversified Global Growth Fund

Diversified Global Stock Fund

Diversified U.S. Stock Fund

Defensive Strategy Fund

Defensive Strategy Allocation Fund

Conservative Strategy Fund

Conservative Strategy Allocation Fund

Moderate Strategy Fund

Moderate Strategy Allocation Fund

Aggressive Strategy Fund

Tax-Managed Aggressive Strategy Fund

Core Market Strategy Fund

Core Market Strategy Allocation Fund

Market Growth Strategy Fund

Market Growth Strategy Allocation Fund

TABLE OF CONTENTS

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Schedule of Investments                                                        1
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Statements of Assets and Liabilities                                          20
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Statements of Operations                                                      26
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Statements of Changes in Net Assets                                           32
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Financial Highlights                                                          38
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Notes to Financial Statements                                                 44
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Disclosure of Fund Expenses                                                   53
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Supplemental Financial Information:

Financial Statements of SIMT Large Cap Diversified
Alpha Fund (unaudited)                                                        55
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The Trust files its complete schedule of investments of portfolio  holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q within sixty days after period end. The Trust's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1 800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Diversified Conservative Income Fund

September 30, 2006

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Fixed Income Fund         55.2%
Equity Funds              24.8%
Money Market Fund         20.0%

+   Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 100.3%

FIXED INCOME FUND -- 55.4%
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A*                3,502,001   $      36,036
                                                                  --------------

Total Fixed Income Fund
   (Cost $36,857) ($ Thousands)                                          36,036
                                                                  --------------

EQUITY FUNDS -- 24.8%
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A                                         1,330,571          13,811
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A**                   63,167           1,173
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                      55,076           1,172
                                                                  --------------

Total Equity Funds
   (Cost $15,183) ($ Thousands)                                          16,156
                                                                  --------------

MONEY MARKET FUND (A) -- 20.1%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 5.08%                                 13,087,430          13,087

Total Money Market Fund
   (Cost $13,087) ($ Thousands)                                          13,087
                                                                  --------------

Total Investments -- 100.3%
   (Cost $65,127) ($ Thousands)                                   $      65,279
                                                                  ==============

Percentages are based on Net Assets of $65,110 ($ Thousands).

  * The Fund's investment in the SEI Institutional Managed Trust Core Fixed Income Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Core Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Core Fixed Income Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.
 **   Non-Income Producing Fund.
(A)   Rate shown is the 7-day effective yield as of September 30, 2006.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006           1

SCHEDULE OF INVESTMENTS (Unaudited)

Diversified Conservative Fund

September 30, 2006

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Fixed Income Fund         59.2%
Equity Funds              39.8%
Money Market Fund          1.0%

+     Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 100.2%

FIXED INCOME FUND -- 59.3%
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A*                6,091,447   $      62,681
                                                                  --------------

Total Fixed Income Fund
   (Cost $64,397) ($ Thousands)                                          62,681
                                                                  --------------

EQUITY FUNDS -- 39.9%
   SEI Institutional International Trust
      International Equity Fund,
      Class A                                           601,674           8,460
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A                                         2,764,826          28,698
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A**                  136,090           2,526
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                     118,388           2,519
                                                                  --------------

Total Equity Funds
   (Cost $37,710) ($ Thousands)                                          42,203
                                                                  --------------

MONEY MARKET FUND (A) -- 1.0%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 5.08%                                  1,062,555           1,063
                                                                  --------------

Total Money Market Fund
   (Cost $1,063) ($ Thousands)                                            1,063
                                                                  --------------

Total Investments -- 100.2%
   (Cost $103,170) ($ Thousands)                                  $     105,947
                                                                  ==============

Percentages are based on Net Assets of $105,703 ($ Thousands).
  * The Fund's investment in the SEI Institutional Managed Trust Core Fixed Income Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Core Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Core Fixed Income Fund please go to the Securities and Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.
    **   Non-Income Producing Fund.
(A)   Rate shown is the 7-day effective yield as of September 30, 2006.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
2           SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006

Diversified Global Moderate Growth Fund

September 30, 2006

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds              59.9%
Fixed Income Funds        39.1%
Money Market Fund          1.0%

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 103.0%

EQUITY FUNDS -- 61.7%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                           123,776   $       2,062
   SEI Institutional International Trust
      International Equity Fund,
      Class A                                         2,057,551          28,929
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A                                         7,538,507          78,250
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A*                   372,226           6,909
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                     323,802           6,890
                                                                  --------------

Total Equity Funds
   (Cost $110,429) ($ Thousands)                                        123,040
                                                                  --------------

FIXED INCOME FUNDS -- 40.2%
   SEI Institutional International Trust
      Emerging Markets Debt Fund
      Class A                                           730,495           8,240
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A                 6,187,679          63,671
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                     983,928           8,245
                                                                  --------------

Total Fixed Income Fund
   (Cost $81,341) ($ Thousands)                                          80,156
                                                                  --------------

MONEY MARKET FUND (A) -- 1.1%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 5.08%                                  2,055,915           2,056
                                                                  --------------

Total Money Market Fund
   (Cost $2,056) ($ Thousands)                                            2,056
                                                                  --------------

Total Investments -- 103.0%
   (Cost $193,826) ($ Thousands)                                  $     205,252
                                                                  ==============

Percentages are based on Net Assets of $199,321 ($ Thousands).
  *   Non-income producing security.
(A)   Rate shown is the 7-day effective yield as of September 30, 2006.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006           3

SCHEDULE OF INVESTMENTS (Unaudited)

Diversified Moderate Growth Fund

September 30, 2006

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds              59.9%
Fixed Income Funds        39.1%
Money Market Fund          1.0%

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 100.6%

EQUITY FUNDS -- 60.2%
   SEI Institutional International Trust
      International Equity Fund,
      Class A                                         3,108,873   $      43,711
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A                                        14,276,683         148,192
   SEI Institutional Managed Trust
      Small Cap Growth Fund,
      Class A*                                          700,084          12,993
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                     609,013          12,960
                                                                  --------------

Total Equity Funds
   (Cost $201,198) ($ Thousands)                                        217,856
                                                                  --------------

FIXED INCOME FUND -- 39.4%
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A                13,823,614         142,245
                                                                  --------------

Total Fixed Income Fund
   (Cost $145,379) ($ Thousands)                                        142,245
                                                                  --------------

MONEY MARKET FUND (A) -- 1.0%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 5.08%                                  3,667,774           3,668
                                                                  --------------

Total Money Market Fund
   (Cost $3,668) ($ Thousands)                                            3,668
                                                                  --------------

Total Investments -- 100.6%
   (Cost $350,245) ($ Thousands)                                  $     363,769
                                                                  ==============

Percentages are based on Net Assets of $361,778 ($ Thousands).
  *   Non-income producing security.
(A)   Rate shown is the 7-day effective yield as of September 30, 2006.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
4           SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006

Diversified Global Growth Fund

September 30, 2006

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds              79.9%
Fixed Income Funds        19.1%
Money Market Fund          1.0%

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 100.4%

EQUITY FUNDS -- 80.2%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                           324,048   $       5,399
   SEI Institutional International Trust
      International Equity Fund,
      Class A                                         3,464,021          48,704
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A*                                       13,264,405         137,684
   SEI Institutional Managed Trust
      Small Cap Growth Fund,
      Class A**                                         652,851          12,117
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                     567,890          12,085
                                                                  --------------

Total Equity Funds
   (Cost $195,557) ($ Thousands)                                        215,989
                                                                  --------------

FIXED INCOME FUNDS -- 19.2%
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                           480,102           5,415
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A                 3,962,943          40,779
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                     649,960           5,447
                                                                  --------------

Total Fixed Income Fund
   (Cost $52,766) ($ Thousands)                                          51,641
                                                                  --------------

MONEY MARKET FUND (A) -- 1.0%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 5.08%                                  2,719,104           2,719
                                                                  --------------

Total Money Market Fund
   (Cost $2,719) ($ Thousands)                                            2,719
                                                                  --------------

Total Investments -- 100.4%
   (Cost $251,042) ($ Thousands)                                  $     270,349
                                                                  ==============

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $269,184 ($ Thousands).
  * The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.
 **   Non-Income Producing Fund.
(A)   Rate shown is the 7-day effective yield as of September 30, 2006.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006           5

SCHEDULE OF INVESTMENTS (Unaudited)

Diversified Global Stock Fund

September 30, 2006

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds              99.0%
Money Market Fund          1.0%

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 106.7%

EQUITY FUNDS -- 105.6%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                           180,843   $       3,013
   SEI Institutional International Trust
      International Equity Fund,
      Class A                                         2,469,925          34,727
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A*                                        9,129,549          94,765
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A**                  449,397           8,341
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                     390,945           8,319
                                                                  --------------

Total Equity Funds
   (Cost $139,076) ($ Thousands)                                        149,165
                                                                  --------------

MONEY MARKET FUND (A) -- 1.1%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 5.08%                                  1,517,252           1,517
                                                                  --------------

Total Money Market Fund
   (Cost $1,517) ($ Thousands)                                            1,517
                                                                  --------------

Total Investments -- 106.7%
   (Cost $140,593) ($ Thousands)                                  $     150,682
                                                                  ==============

Percentages are based on Net Assets of $141,281 ($ Thousands).
  * The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.
 **   Non-income producing security.
(A)   Rate shown is the 7-day effective yield as of September 30, 2006.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
6           SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006

Diversified U.S. Stock Fund

September 30, 2006

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds              99.0%
Money Market Fund          1.0%

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 100.8%

EQUITY FUNDS -- 99.8%
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A*                                        7,849,453   $      81,477
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A**                  386,692           7,177
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                     336,398           7,159
                                                                  --------------

Total Equity Funds
   (Cost $92,399) ($ Thousands)                                          95,813
                                                                  --------------

MONEY MARKET FUND (A) -- 1.0%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 5.08%                                    975,061             975
                                                                  --------------

Total Money Market Fund
   (Cost $975) ($ Thousands)                                                975
                                                                  --------------

Total Investments -- 100.8%
   (Cost $93,374) ($ Thousands)                                   $      96,788
                                                                  ==============

Percentages are based on Net Assets of $96,058 ($ Thousands).
  * The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. The Annual Report as of October 31, 2006 for the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund is included at the back of the financial statements. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to Securities Exchange Commission's website at http://www.sec.gov or call 1-800 DIAL-SEI.
 **   Non-Income Producing Fund.
(A)   Rate shown is the 7-day effective yield as of September 30, 2006.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006           7

SCHEDULE OF INVESTMENTS (Unaudited)

Defensive Strategy Fund

September 30, 2006

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Fixed Income Funds        80.7%
Equity Funds              19.0%
Money Market Fund          0.3%

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 100.1%

   FIXED INCOME FUNDS -- 80.8%
      SEI Institutional Managed Trust
         Core Fixed Income Fund, Class A              1,024,587   $      10,543
      SEI Institutional Managed Trust
         Enhanced Income Fund, Class A*               6,530,782          66,026
      SEI Institutional Managed Trust
         High Yield Bond Fund, Class A                1,010,850           8,471
                                                                  --------------

Total Fixed Income Fund
   (Cost $84,525) ($ Thousands)                                          85,040
                                                                  --------------

EQUITY FUNDS -- 19.1%
   SEI Institutional Managed Trust
      Global Managed Volatility Fund,
      Class A                                           510,535           5,294
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                         230,938           4,256
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund,
      Class A                                           876,000          10,530
                                                                  --------------

Total Equity Funds
   (Cost $17,560) ($ Thousands)                                          20,080
                                                                  --------------

MONEY MARKET FUND (A) -- 0.2%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 5.08%                                    263,590             264
                                                                  --------------

Total Money Market Fund
   (Cost $264) ($ Thousands)                                                264
                                                                  --------------

Total Investments -- 100.1%
   (Cost $102,349) ($ Thousands)                                  $     105,384
                                                                  ==============

Percentages are based on Net Assets of $105,275 ($ Thousands).
  * The Fund's investment in the SEI Institutional Managed Trust Enhanced Income Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Enhanced Income Fund seeks to provide capital appreciation and income. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Enhanced Income Fund please go to the Securities and Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.
(A)   Rate shown is the 7-day effective yield as of September 30, 2006.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
8           SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006

Defensive Strategy Allocation Fund

September 30, 2006

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds              59.9%
Fixed Income Fund         39.9%
Money Market Fund          0.2%

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 100.4%

   EQUITY FUNDS -- 60.1%
      SEI Institutional Managed Trust
         Real Estate Fund, Class A                      233,862   $       4,310
      SEI Institutional Managed Trust
         U.S. Managed Volatility Fund,
         Class A                                        709,631           8,531
                                                                  --------------

Total Equity Funds
   (Cost $11,245) ($ Thousands)                                          12,841
                                                                  --------------

FIXED INCOME FUND -- 40.0%
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                   1,020,385           8,550
                                                                  --------------

Total Fixed Income Fund
   (Cost $8,612) ($ Thousands)                                            8,550
                                                                  --------------

MONEY MARKET FUND (A) -- 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund
      Class A, 5.08%                                     52,918              53
                                                                  --------------

Total Money Market Fund
   (Cost $53) ($ Thousands)                                                  53
                                                                  --------------

Total Investments -- 100.4%
   (Cost $19,910) ($ Thousands)                                   $      21,444
                                                                  ==============

Percentages are based on Net Assets of $21,359 ($ Thousands).
(A)   Rate shown is the 7-day effective yield as of September 30, 2006.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006           9

SCHEDULE OF INVESTMENTS (Unaudited)

Conservative Strategy Fund

September 30, 2006

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Fixed Income Funds        63.8%
Equity Funds              36.0%
Money Market Fund          0.2%

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 99.1%

   FIXED INCOME FUNDS -- 63.2%
      SEI Institutional Managed Trust
         Core Fixed Income Fund, Class A              1,299,700   $      13,374
      SEI Institutional Managed Trust
         Enhanced Income Fund, Class A                5,507,750          55,682
      SEI Institutional Managed Trust
         High Yield Bond Fund, Class A                1,918,632          16,078
                                                                  --------------

   Total Fixed Income Fund
   (Cost $84,864) ($ Thousands)                                          85,134
                                                                  --------------

EQUITY FUNDS -- 35.7%
   SEI Institutional Managed Trust
      Global Managed Volatility Fund,
      Class A                                         1,291,102          13,389
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                         584,161          10,766
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund,
      Class A                                         1,989,822          23,919
                                                                  --------------

Total Equity Funds
   (Cost $41,826) ($ Thousands)                                          48,074
                                                                  --------------

MONEY MARKET FUND (A) -- 0.2%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 5.08%                                    333,462             333
                                                                  --------------

Total Money Market Fund
   (Cost $333) ($ Thousands)                                                333
                                                                  --------------

Total Investments -- 99.1%
   (Cost $127,023) ($ Thousands)                                  $     133,541
                                                                  ==============

Percentages are based on Net Assets of $134,815 ($ Thousands).
(A)   Rate shown is the 7-day effective yield as of September 30, 2006.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
10          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006

Conservative Strategy Allocation Fund

September 30, 2006

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds              66.9%
Fixed Income Fund         32.8%
Money Market Fund          0.3%

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 99.1%

   EQUITY FUNDS -- 66.4%
      SEI Institutional Managed Trust
         Real Estate Fund, Class A                      521,605   $       9,613
      SEI Institutional Managed Trust
         U.S. Managed Volatility Fund,
         Class A                                      1,624,043          19,521
                                                                  --------------

Total Equity Funds
   (Cost $24,366) ($ Thousands)                                          29,134
                                                                  --------------

FIXED INCOME FUND -- 32.5%
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                   1,704,078          14,280
                                                                  --------------

Total Fixed Income Fund
   (Cost $14,530) ($ Thousands)                                          14,280
                                                                  --------------

MONEY MARKET FUND (A) -- 0.2%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 5.08%                                    108,095             108
                                                                  --------------

Total Money Market Fund
   (Cost $108) ($ Thousands)                                                108
                                                                  --------------

Total Investments -- 99.1%
   (Cost $39,004) ($ Thousands)                                   $      43,522
                                                                  ==============

Percentages are based on Net Assets of $43,912 ($ Thousands).
(A)   Rate shown is the 7-day effective yield as of September 30, 2006.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006          11

SCHEDULE OF INVESTMENTS (Unaudited)

Moderate Strategy Fund

September 30, 2006

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Fixed Income Funds        51.8%
Equity Funds              47.9%
Money Market Fund          0.3%

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 99.9%

FIXED INCOME FUNDS -- 51.8%
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A                 8,350,793   $      85,930
   SEI Institutional Managed Trust
      Enhanced Income Fund, Class A                   8,362,018          84,540
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                   6,162,165          51,639
                                                                  --------------

Total Fixed Income Fund
   (Cost $223,044) ($ Thousands)                                        222,109
                                                                  --------------

EQUITY FUNDS -- 47.9%
   SEI Institutional Managed Trust
      Global Managed Volatility Fund,
      Class A                                         6,185,643          64,145
   SEI Institutional Managed Trust
      Large Cap Growth Fund, Class A                  1,071,089          21,368
   SEI Institutional Managed Trust
      Large Cap Value Fund, Class A                     906,795          21,355
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                       1,872,004          34,501
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund,
      Class A                                         5,324,017          63,995
                                                                  --------------

Total Equity Funds
   (Cost $181,557) ($ Thousands)                                        205,364
                                                                  --------------

MONEY MARKET FUND (A) -- 0.2%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 5.08%                                  1,071,339           1,071
                                                                  --------------

Total Money Market Fund
   (Cost $1,071) ($ Thousands)                                            1,071
                                                                  --------------

Total Investments -- 99.9%
   (Cost $405,672) ($ Thousands)                                  $     428,544
                                                                  ==============

Percentages are based on Net Assets of $429,001 ($ Thousands).
(A)   Rate shown is the 7-day effective yield as of September 30, 2006.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
12          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006

Moderate Strategy Allocation Fund

September 30, 2006

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds              81.9%
Fixed Income Fund         17.8%
Money Market Fund          0.3%

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 100.1%

EQUITY FUNDS -- 82.0%
   SEI Institutional International Trust
      International Equity Fund,
      Class A                                           715,137   $      10,055
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                         546,851          10,078
   SEI Institutional Managed Trust
      Tax-Managed Large Cap Fund,
      Class A                                         1,580,492          20,041
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund,
      Class A                                         4,246,134          51,038
                                                                  --------------

Total Equity Funds
   (Cost $79,557) ($ Thousands)                                          91,212
                                                                  --------------

FIXED INCOME FUND -- 17.8%
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                   2,369,164          19,854
                                                                  --------------

Total Fixed Income Fund
   (Cost $20,156) ($ Thousands)                                          19,854
                                                                  --------------

MONEY MARKET FUND (A) -- 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 5.08%                                    277,288             277
                                                                  --------------

Total Money Market Fund
   (Cost $277) ($ Thousands)                                                277
                                                                  --------------

Total Investments -- 100.1%
   (Cost $99,990) ($ Thousands)                                   $     111,343
                                                                  ==============

Percentages are based on Net Assets of $111,247 ($ Thousands).
(A)   Rate shown is the 7-day effective yield as of September 30, 2006.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006          13

SCHEDULE OF INVESTMENTS (Unaudited)

Aggressive Strategy Fund

September 30, 2006

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds              79.9%
Fixed Income Funds        19.8%
Money Market Fund          0.3%

+     Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 100.2%

EQUITY FUNDS -- 80.1%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                           351,534   $       5,857
   SEI Institutional International Trust
      International Equity Fund,
      Class A                                         3,757,011          52,824
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A                                        13,542,754         140,573
   SEI Institutional Managed Trust
      Small Cap Growth Fund,
      Class A*                                          944,533          17,530
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                     821,800          17,488
                                                                  --------------

Total Equity Funds
   (Cost $218,787) ($ Thousands)                                        234,272
                                                                  --------------

FIXED INCOME FUNDS -- 19.9%
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                         2,603,383          29,366
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                   3,433,172          28,770
                                                                  --------------

Total Fixed Income Fund
   (Cost $57,472) ($ Thousands)                                          58,136
                                                                  --------------

MONEY MARKET FUND (A) -- 0.2%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 5.08%                                    736,791             737
                                                                  --------------

Total Money Market Fund
   (Cost $737) ($ Thousands)                                                737
                                                                  --------------

Total Investments -- 100.2%
   (Cost $276,996) ($ Thousands)                                  $     293,145
                                                                  ==============

Percentages are based on Net Assets of $292,619 ($ Thousands).

  *   Non-Income Producing Fund.
(A)   Rate shown is the 7-day effective yield as of September 30, 2006.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
14          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006

Tax-Managed Aggressive Strategy Fund

September 30, 2006

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds              88.0%
Fixed Income Funds        11.8%
Money Market Fund          0.2%

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 100.0%

EQUITY FUNDS -- 87.9%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                            95,451   $       1,590
   SEI Institutional International Trust
      International Equity Fund,
      Class A                                           904,987          12,724
   SEI Institutional Managed Trust
      Tax-Managed Large Cap Fund,
      Class A*                                        3,506,862          44,466
   SEI Institutional Managed Trust
      Tax-Managed Small Cap Fund,
      Class A                                           843,204          11,046
                                                                  --------------

Total Equity Funds
   (Cost $61,308) ($ Thousands)                                          69,826
                                                                  --------------

FIXED INCOME FUNDS -- 11.8%
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                           423,537           4,778
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                     547,835           4,591
                                                                  --------------

Total Fixed Income Fund
   (Cost $9,247) ($ Thousands)                                            9,369
                                                                  --------------

MONEY MARKET FUND (A) -- 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 5.08%                                    196,691             197
                                                                  --------------

Total Money Market Fund
   (Cost $197) ($ Thousands)                                                197
                                                                  --------------

Total Investments -- 100.0%
   (Cost $70,752) ($ Thousands)                                   $      79,392
                                                                  ==============

Percentages are based on Net Assets of $79,432 ($ Thousands).
  * The Fund's investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.
(A)   Rate shown is the 7-day effective yield as of September 30, 2006.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006          15

SCHEDULE OF INVESTMENTS (Unaudited)

Core Market Strategy Fund

September 30, 2006

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Fixed Income Funds        59.9%
Equity Funds              39.8%
Money Market Fund          0.3%

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 99.4%

FIXED INCOME FUNDS -- 59.6%
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                           447,723   $       5,050
   SEI Institutional Managed Trust
      Core Fixed Income Fund,
      Class A                                         4,902,283          50,445
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                     606,010           5,078
                                                                  --------------

Total Fixed Income Fund
   (Cost $61,098) ($ Thousands)                                          60,573
                                                                  --------------

EQUITY FUNDS -- 39.6%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                            60,443           1,007
   SEI Institutional International Trust
      International Equity Fund,
      Class A                                           646,081           9,084
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A                                         2,328,528          24,171
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A*                   162,371           3,013
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                     141,247           3,006
                                                                  -------------

Total Equity Funds
   (Cost $36,630) ($ Thousands)                                          40,281
                                                                  --------------

MONEY MARKET FUND (A) -- 0.2%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 5.08%                                    253,326             253
                                                                  --------------

Total Money Market Fund
   (Cost $253) ($ Thousands)                                                253
                                                                  --------------

Total Investments -- 99.4%
   (Cost $97,981) ($ Thousands)                                   $     101,107
                                                                  ==============

Percentages are based on Net Assets of $101,680 ($ Thousands).
  *   Non-Income Producing Fund.
(A)   Rate shown is the 7-day effective yield as of September 30, 2006.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
16          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006

Core Market Strategy Allocation Fund

September 30, 2006

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds              88.0%
Fixed Income Funds        11.8%
Money Market Fund          0.2%

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 100.1%

EQUITY FUNDS -- 88.0%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                            29,545   $         492
   SEI Institutional International Trust
      International Equity Fund,
      Class A                                           280,620           3,946
   SEI Institutional Managed Trust
      Tax-Managed Large Cap Fund,
      Class A*                                        1,088,127          13,797
   SEI Institutional Managed Trust
      Tax-Managed Small Cap Fund,
      Class A                                           262,326           3,437
                                                                  --------------

Total Equity Funds
   (Cost $19,200) ($ Thousands)                                          21,672
                                                                  --------------

FIXED INCOME FUNDS -- 11.8%
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                           131,259           1,481
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                     170,219           1,426
                                                                  --------------

Total Fixed Income Fund
   (Cost $2,898) ($ Thousands)                                            2,907
                                                                  --------------

MONEY MARKET FUND (A) -- 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 5.08%                                     61,907              62
                                                                  --------------

Total Money Market Fund
   (Cost $62) ($ Thousands)                                                  62
                                                                  --------------

Total Investments -- 100.1%
   (Cost $22,160) ($ Thousands)                                   $      24,641
                                                                  ==============

Percentages are based on Net Assets of $24,623 ($ Thousands).
  * The Fund's investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities and Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.
(A)   Rate shown is the 7-day effective yield as of September 30, 2006.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006          17

SCHEDULE OF INVESTMENTS (Unaudited)

Market Growth Strategy Fund

September 30, 2006

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds              59.8%
Fixed Income Funds        39.9%
Money Market Fund          0.3%

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 99.9%

EQUITY FUNDS -- 59.8%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                           358,791   $       5,978
   SEI Institutional International Trust
      International Equity Fund,
      Class A                                         5,965,290          83,872
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A                                        20,157,132         209,232
   SEI Institutional Managed Trust
      Small Cap Growth Fund,
      Class A*                                        1,606,484          29,815
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                   1,397,593          29,741
                                                                  --------------

Total Equity Funds
   (Cost $330,732) ($ Thousands)                                        358,638
                                                                  --------------

FIXED INCOME FUNDS -- 39.9%
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                         3,720,340          41,965
   SEI Institutional Managed Trust
      Core Fixed Income Fund,
      Class A                                        14,472,676         148,924
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                   5,753,249          48,212
                                                                  --------------

Total Fixed Income Fund
   (Cost $239,623) ($ Thousands)                                        239,101
                                                                  --------------

MONEY MARKET FUND (A) -- 0.2%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 5.08%                                  1,504,540           1,505
                                                                  --------------

Total Money Market Fund
   (Cost $1,505) ($ Thousands)                                            1,505
                                                                  --------------

Total Investments -- 99.9%
   (Cost $571,860) ($ Thousands)                                  $     599,244
                                                                  ==============

Percentages are based on Net Assets of $599,640 ($ Thousands).
  *   Non-income producing security.
(A)   Rate shown is the 7-day effective yield as of September 30, 2006.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
18          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006

Market Growth Strategy Allocation Fund

September 30, 2006

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Equity Funds              87.9%
Fixed Income Funds        11.8%
Money Market Fund          0.3%

+ Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------

AFFILIATED INVESTMENT FUNDS -- 100.0%

EQUITY FUNDS -- 88.0%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                           179,926   $       2,998
   SEI Institutional International Trust
      International Equity Fund,
      Class A                                         1,709,378          24,034
   SEI Institutional Managed Trust
      Tax-Managed Large Cap Fund,
      Class A*                                        6,628,417          84,048
   SEI Institutional Managed Trust
      Tax-Managed Small Cap Fund,
      Class A                                         1,597,940          20,933
                                                                  --------------

Total Equity Funds
   (Cost $116,228) ($ Thousands)                                        132,013
                                                                  --------------

FIXED INCOME FUNDS -- 11.8%
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                           800,040           9,024
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                   1,036,949           8,690
                                                                  --------------

Total Fixed Income Fund
   (Cost $17,542) ($ Thousands)                                          17,714
                                                                  --------------

MONEY MARKET FUND (A) -- 0.2%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 5.08%                                    376,297             376
                                                                  --------------

Total Money Market Fund
   (Cost $376) ($ Thousands)                                                376
                                                                  --------------

Total Investments -- 100.0%
   (Cost $134,146) ($ Thousands)                                  $     150,103
                                                                  ==============

Percentages are based on Net Assets of $150,064 ($ Thousands).
  * The Fund's investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.
(A)   Rate shown is the 7-day effective yield as of September 30, 2006.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006          19

Statements of Assets and Liabilities  ($ Thousands)

For the six months ended September 30, 2006 (Unaudited)

----------------------------------------------------------------------------------------------------------------
                                                                  DIVERSIFIED                      DIVERSIFIED
                                                                 CONSERVATIVE    DIVERSIFIED            GLOBAL
                                                                       INCOME   CONSERVATIVE   MODERATE GROWTH
                                                                         FUND           FUND              FUND
----------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in Affiliated Funds, at Market Value
     (Cost $65,127, $103,170, $193,826, $350,245,
     $251,042, $140,593, and $93,374, respectively.)                  $65,279       $105,947          $205,252
   Cash                                                                    --             --                --
   Income Distributions Receivable from Affiliated Funds                  192            253               319
   Receivable for Investment Securities Sold                               37          1,473                --
   Receivable for Fund Shares Sold                                         20             99                85
   Prepaid Expenses                                                         6              9                17
   Receivable from Administrator                                            1              2                 4
----------------------------------------------------------------------------------------------------------------
   Total Assets                                                        65,535        107,783           205,677
----------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for Investment Securities Purchased                            191            251               319
   Payable for Fund Shares Redeemed                                       178            329             3,079
   Bank Overdraft                                                          37          1,473             2,909
   Distribution Fees Payable -- Class D                                     5              5                 5
   Investment Advisory Fees Payable                                         5              9                17
   Shareholder Servicing Fees Payable -- Class D                            2              2                 2
   Administrative Servicing Fees Payable -- Class I                         1              2                 5
   Accrued Expenses                                                         6              9                20
----------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                      425          2,080             6,356
----------------------------------------------------------------------------------------------------------------
Net Assets                                                            $65,110       $105,703          $199,321
================================================================================================================
NET ASSETS:
   Paid-in Capital
     (unlimited authorization -- no par value)                        $63,162       $ 98,336          $181,451
   Undistributed Net Investment Income                                    623            899             1,400
   Accumulated Net Realized Gain (Loss) on Investments                  1,173          3,691             5,044
   Net Unrealized Appreciation on Investments                             152          2,777            11,426
----------------------------------------------------------------------------------------------------------------
Net Assets                                                            $65,110       $105,703          $199,321
================================================================================================================
   Net Asset Value, Offering and Redemption Price Per Share --
     Class A ($52,552,050 / 4,585,074 shares), ($89,974,303 /
     8,047,323 shares), ($162,986,415 / 13,402,050 shares),
     ($321,267,607 / 23,780,225 shares), ($218,979,283 /
     15,864,564 shares), ($123,117,804 / 9,279,946 shares),
     and ($79,404,738 / 5,100,894 shares), respectively.              $ 11.46       $  11.18          $  12.16
   Net Asset Value, Offering and Redemption Price Per Share --
     Class D ($7,637,804 / 671,877 shares), ($7,284,018 /
     654,212 shares), ($7,404,653 / 616,050 shares),
     ($18,510,895 / 1,378,557 shares), ($13,425,004 /
     981,433 shares), ($5,877,963 / 471,575 shares), and
     ($10,975,991 / 751,240 shares), respectively.                    $ 11.37       $  11.13          $  12.02
   Net Asset Value, Offering and Redemption Price Per Share --
     Class I ($4,919,913 / 430,122 shares), ($8,444,644 /
     756,779 shares), ($28,930,057 / 2,387,357 shares),
     ($21,999,791 / 1,629,774 shares), ($36,779,768 /
     2,668,174 shares), ($12,284,785 / 928,771 shares), and
     ($5,677,526 / 365,848 shares), respectively.                     $ 11.44       $  11.16          $  12.12
================================================================================================================

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
20          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006

--------------------------------------------------------------------------------------------------------------------------------
                                                                  DIVERSIFIED    DIVERSIFIED       DIVERSIFIED
                                                                     MODERATE         GLOBAL            GLOBAL     DIVERSIFIED
                                                                       GROWTH         GROWTH             STOCK      U.S. STOCK
                                                                         FUND           FUND              FUND            FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in Affiliated Funds, at Market Value
     (Cost $65,127, $103,170, $193,826, $350,245,
     $251,042, $140,593, and $93,374, respectively.)                 $363,769       $270,349          $150,682        $ 96,788
   Cash                                                                    49             --                --              --
   Income Distributions Receivable from Affiliated Funds                  564            214                 6               4
   Receivable for Investment Securities Sold                               --          9,441               145             101
   Receivable for Fund Shares Sold                                        188            592                99              49
   Prepaid Expenses                                                        30             23                12               8
   Receivable from Administrator                                            5              5                 3               2
--------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                       364,605        280,624           150,947          96,952
--------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for Investment Securities Purchased                            609            211                 6               4
   Payable for Fund Shares Redeemed                                     2,140          1,720               582             759
   Bank Overdraft                                                          --          9,441             9,043             101
   Distribution Fees Payable -- Class D                                    14              9                 5               8
   Investment Advisory Fees Payable                                        30             23                13               8
   Shareholder Servicing Fees Payable -- Class D                            4              3                 1               3
   Administrative Servicing Fees Payable -- Class I                         4              7                 2               1
   Accrued Expenses                                                        26             26                14              10
--------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                    2,827         11,440             9,666             894
--------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                           $361,778       $269,184          $141,281        $ 96,058
================================================================================================================================
NET ASSETS:
   Paid-in Capital
     (unlimited authorization -- no par value)                       $338,279       $244,113          $141,397        $108,524
   Undistributed Net Investment Income                                  2,442          1,322               436             439
   Accumulated Net Realized Gain (Loss) on Investments                  7,533          4,442           (10,641)        (16,319)
   Net Unrealized Appreciation on Investments                          13,524         19,307            10,089           3,414
--------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                           $361,778       $269,184          $141,281        $ 96,058
================================================================================================================================
   Net Asset Value, Offering and Redemption Price Per Share --
     Class A ($52,552,050 / 4,585,074 shares), ($89,974,303 /
     8,047,323 shares), ($162,986,415 / 13,402,050 shares),
     ($321,267,607 / 23,780,225 shares), ($218,979,283 /
     15,864,564 shares), ($123,117,804 / 9,279,946 shares),
     and ($79,404,738 / 5,100,894 shares), respectively.             $  13.51       $  13.80          $  13.27        $  15.57
   Net Asset Value, Offering and Redemption Price Per Share --
     Class D ($7,637,804 / 671,877 shares), ($7,284,018 /
     654,212 shares), ($7,404,653 / 616,050 shares),
     ($18,510,895 / 1,378,557 shares), ($13,425,004 /
     981,433 shares), ($5,877,963 / 471,575 shares), and
     ($10,975,991 / 751,240 shares), respectively.                   $  13.43       $  13.68          $  12.46        $  14.61
   Net Asset Value, Offering and Redemption Price Per Share --
     Class I ($4,919,913 / 430,122 shares), ($8,444,644 /
     756,779 shares), ($28,930,057 / 2,387,357 shares),
     ($21,999,791 / 1,629,774 shares), ($36,779,768 /
     2,668,174 shares), ($12,284,785 / 928,771 shares), and
     ($5,677,526 / 365,848 shares), respectively.                    $  13.50       $  13.78          $  13.23        $  15.52
================================================================================================================================


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006          21

Statements of Assets and Liabilities ($ Thousands)

For the six months ended September 30, 2006 (Unaudited)

----------------------------------------------------------------------------------------------------------------
                                                                                   DEFENSIVE
                                                                    DEFENSIVE       STRATEGY      CONSERVATIVE
                                                                     STRATEGY     ALLOCATION          STRATEGY
                                                                         FUND           FUND              FUND
----------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in Affiliated Funds, at Market Value
     (Cost $102,349, $19,910, $127,023, $39,004,
     $405,672, and $99,990, respectively.)                           $105,384       $ 21,444          $133,541
   Cash                                                                    --             --               338
   Income Distribution Receivable from Affiliated Funds                   100             60               162
   Receivable for Investment Securities Sold                               17             --                --
   Prepaid Expenses                                                         7             --                 8
   Receivable from Administrator                                            3              1                 4
   Receivable for Fund Shares Sold                                         --             --             1,460
----------------------------------------------------------------------------------------------------------------
   Total Assets                                                       105,511         21,505           135,513
----------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for Fund Shares Redeemed                                       103             84               183
   Payable for Investment Securities Purchased                             97             57               494
   Bank Overdraft                                                          17             --                --
   Investment Advisory Fees Payable                                         9              2                11
   Accrued Expenses                                                        10              3                10
----------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                      236            146               698
----------------------------------------------------------------------------------------------------------------
Net Assets                                                           $105,275       $ 21,359          $134,815
================================================================================================================
NET ASSETS:
   Paid-in Capital
     (unlimited authorization -- no par value)                       $101,777       $ 19,400          $127,673
   Undistributed Net Investment Income                                    471            154               650
   Accumulated Net Realized Gain (Loss) on Investments                     (8)           271               (26)
   Net Unrealized Appreciation on Investments                           3,035          1,534             6,518
----------------------------------------------------------------------------------------------------------------
Net Assets                                                           $105,275       $ 21,359          $134,815
================================================================================================================
   Net Asset Value, Offering and Redemption Price Per Share --
     Class A ($105,274,911 / 9,762,821 shares),
     ($21,359,297 / 1,637,771 shares), ($134,777,060
     / 11,827,954 shares), ($43,912,011 / 3,769,042
     shares), ($428,962,678 / 35,394,946 shares), and
     ($111,247,000 / 7,710,722 shares), respectively.                $  10.78       $  13.04          $  11.39
   Net Asset Value, Offering and Redemption Price Per Share --
     Class I ($117 / 10.76 shares), ($37,621 / 3,261 shares),
     and ($38,577 / 3,124 shares), respectively.                     $  10.87            n/a          $  11.54
================================================================================================================

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
22          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006

----------------------------------------------------------------------------------------------------------------
                                                                 CONSERVATIVE                         MODERATE
                                                                     STRATEGY       MODERATE          STRATEGY
                                                                   ALLOCATION       STRATEGY        ALLOCATION
                                                                         FUND           FUND              FUND
----------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in Affiliated Funds, at Market Value
     (Cost $102,349, $19,910, $127,023, $39,004,
     $405,672, and $99,990, respectively.)                           $ 43,522       $428,544          $111,343
   Cash                                                                    --          1,739               325
   Income Distribution Receivable from Affiliated Funds                   100            679               139
   Receivable for Investment Securities Sold                               81             --                --
   Prepaid Expenses                                                         3             27                 7
   Receivable from Administrator                                            1             12                 3
   Receivable for Fund Shares Sold                                        418            959                22
----------------------------------------------------------------------------------------------------------------
   Total Assets                                                        44,125        431,960           111,839
----------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for Fund Shares Redeemed                                        30            494               116
   Payable for Investment Securities Purchased                             95          2,398               457
   Bank Overdraft                                                          81             --                --
   Investment Advisory Fees Payable                                         4             34                 9
   Accrued Expenses                                                         3             33                10
----------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                      213          2,959               592
----------------------------------------------------------------------------------------------------------------
Net Assets                                                           $ 43,912       $429,001          $111,247
================================================================================================================
NET ASSETS:
   Paid-in Capital
     (unlimited authorization -- no par value)                       $ 38,607       $399,204          $ 99,418
   Undistributed Net Investment Income                                    265          2,213               340
   Accumulated Net Realized Gain (Loss) on Investments                    522          4,712               136
   Net Unrealized Appreciation on Investments                           4,518         22,872            11,353
----------------------------------------------------------------------------------------------------------------
Net Assets                                                           $ 43,912       $429,001          $111,247
================================================================================================================
   Net Asset Value, Offering and Redemption Price Per Share --
     Class A ($105,274,911 / 9,762,821 shares),
     ($21,359,297 / 1,637,771 shares), ($134,777,060
     / 11,827,954 shares), ($43,912,011 / 3,769,042
     shares), ($428,962,678 / 35,394,946 shares), and
     ($111,247,000 / 7,710,722 shares), respectively.                $  11.65       $  12.12          $  14.43
   Net Asset Value, Offering and Redemption Price Per Share --
     Class I ($117 / 10.76 shares), ($37,621 / 3,261 shares),
     and ($38,577 / 3,124 shares), respectively.                          n/a       $  12.35               n/a
================================================================================================================


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006          23

Statements of Assets and Liabilities  ($ Thousands)

For the six months ended September 30, 2006 (Unaudited)

----------------------------------------------------------------------------------------------------------------
                                                                                 TAX-MANAGED
                                                                   AGGRESSIVE     AGGRESSIVE       CORE MARKET
                                                                     STRATEGY       STRATEGY          STRATEGY
                                                                         FUND           FUND              FUND
----------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in Affiliated Funds, at Market Value
     (Cost $276,996, $70,752, $97,981, $22,160,
     $571,860, and $134,146, respectively.)                          $293,145        $79,392          $101,107
   Cash                                                                16,134             --                --
   Receivable for Fund Shares Sold                                      1,984             50               665
   Income Distribution Receivable from Affiliated Funds                   182             32               232
   Prepaid Expenses                                                        15              5                 7
   Receivable from Administrator                                            8              3                 3
   Receivable for Investment Securities Sold                               --             44             1,445
----------------------------------------------------------------------------------------------------------------
   Total Assets                                                       311,468         79,526           103,459
----------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for Investment Securities Purchased                         16,307             31               229
   Payable for Fund Shares Redeemed                                     2,501              6                87
   Investment Advisory Fees Payable                                        21              6                 8
   Bank Overdraft                                                          --             44             1,446
   Accrued Expenses                                                        20              7                 9
----------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                   18,849             94             1,779
----------------------------------------------------------------------------------------------------------------
Net Assets                                                           $292,619        $79,432          $101,680
================================================================================================================
NET ASSETS:
   Paid-in Capital
     (unlimited authorization -- no par value)                       $267,667        $70,351          $ 96,009
   Undistributed Net Investment Income                                    936            112               800
   Accumulated Net Realized Gain on Investments                         7,867            329             1,745
   Net Unrealized Appreciation on Investments                          16,149          8,640             3,126
----------------------------------------------------------------------------------------------------------------
Net Assets                                                           $292,619        $79,432          $101,680
================================================================================================================
   Net Asset Value, Offering and Redemption Price Per Share --
     Class A ($292,176,478 / 21,947,646 shares),
     ($79,431,771 / 5,943,280 shares), ($101,680,263
     / 8,782,007 shares), ($24,623,204 / 1,890,402
     shares), ($599,355,765 / 48,560,955 shares), and
     ($150,063,804 / 10,051,009 shares), respectively.               $  13.31        $ 13.36          $  11.58
   Net Asset Value, Offering and Redemption Price Per Share --
     Class I ($442,121 / 33,763 shares), ($128 / 10.78
     shares), and ($284,445 / 23,252 shares), respectively.          $  13.09            n/a          $  11.85
================================================================================================================

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
24          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006

----------------------------------------------------------------------------------------------------------------
                                                                  CORE MARKET         MARKET     MARKET GROWTH
                                                                     STRATEGY         GROWTH          STRATEGY
                                                                   ALLOCATION       STRATEGY        ALLOCATION
                                                                         FUND           FUND              FUND
----------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in Affiliated Funds, at Market Value
     (Cost $276,996, $70,752, $97,981, $22,160,
     $571,860, and $134,146, respectively.)                           $24,641       $599,244          $150,103
   Cash                                                                    72          9,191               181
   Receivable for Fund Shares Sold                                         --          1,946                25
   Income Distribution Receivable from Affiliated Funds                    10            881                62
   Prepaid Expenses                                                         2             36                10
   Receivable from Administrator                                            1             18                 5
   Receivable for Investment Securities Sold                               --             --                --
----------------------------------------------------------------------------------------------------------------
   Total Assets                                                        24,726        611,316           150,386
----------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for Investment Securities Purchased                             82         10,051               240
   Payable for Fund Shares Redeemed                                        17          1,533                57
   Investment Advisory Fees Payable                                         2             47                12
   Bank Overdraft                                                          --             --                --
   Accrued Expenses                                                         2             45                13
----------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                      103         11,676               322
----------------------------------------------------------------------------------------------------------------
Net Assets                                                            $24,623       $599,640          $150,064
================================================================================================================
NET ASSETS:
   Paid-in Capital
     (unlimited authorization -- no par value)                        $21,437       $553,899          $133,096
   Undistributed Net Investment Income                                     38          3,299               209
   Accumulated Net Realized Gain on Investments                           667         15,058               802
   Net Unrealized Appreciation on Investments                           2,481         27,384            15,957
----------------------------------------------------------------------------------------------------------------
Net Assets                                                            $24,623       $599,640          $150,064
================================================================================================================
   Net Asset Value, Offering and Redemption Price Per Share --
     Class A ($292,176,478 / 21,947,646 shares),
     ($79,431,771 / 5,943,280 shares), ($101,680,263
     / 8,782,007 shares), ($24,623,204 / 1,890,402
     shares), ($599,355,765 / 48,560,955 shares), and
     ($150,063,804 / 10,051,009 shares), respectively.                $ 13.03       $  12.34          $  14.93
   Net Asset Value, Offering and Redemption Price Per Share --
     Class I ($442,121 / 33,763 shares), ($128 / 10.78
     shares), and ($284,445 / 23,252 shares), respectively.               n/a       $  12.23               n/a
================================================================================================================


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006          25

Statements of Operations  ($ Thousands)

For the six months ended September 30, 2006 (Unaudited)

----------------------------------------------------------------------------------------------------------------
                                                                  DIVERSIFIED                      DIVERSIFIED
                                                                 CONSERVATIVE    DIVERSIFIED            GLOBAL
                                                                       INCOME   CONSERVATIVE   MODERATE GROWTH
                                                                         FUND           FUND              FUND
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds                          $1,245         $1,707            $2,330
----------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                     66            109               210
   Investment Advisory Fees                                                33             55               105
   Distribution Fees -- Class D                                            30             31                29
   Shareholder Servicing Fees -- Class D                                   10             10                 9
   Administrative Servicing Fees -- Class I                                 6             10                31
   Trustees' Fees                                                           2              4                 7
   Registration Fees                                                        6              9                15
   Printing Fees                                                            3              5                 9
   Professional Fees                                                        3              5                 9
   Custodian Fees/Wire Agent Fees                                           1              2                 5
   Other Expenses                                                           1              1                 2
----------------------------------------------------------------------------------------------------------------
   Total Expenses                                                         161            241               431
----------------------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                                       (66)          (109)             (210)
         Reimbursement from Administrator                                 (10)           (16)              (27)
----------------------------------------------------------------------------------------------------------------
   Net Expenses                                                            85            116               194
----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   1,160          1,591             2,136
================================================================================================================
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) FROM AFFILIATED FUNDS:
   Net Realized Gain (Loss) from Affiliated Funds                         (99)           176               613
   Net Change in Unrealized Appreciation from Affiliated Funds            550          1,125             2,014
----------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain from Affiliated Funds                 451          1,301             2,627
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                     $1,611         $2,892            $4,763
================================================================================================================

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
26          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006

--------------------------------------------------------------------------------------------------------------------------------
                                                                  DIVERSIFIED    DIVERSIFIED      DIVERSIFIED
                                                                     MODERATE         GLOBAL           GLOBAL      DIVERSIFIED
                                                                       GROWTH         GROWTH            STOCK       U.S. STOCK
                                                                         FUND           FUND             FUND             FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds                          $4,108         $1,831           $  346             $294
--------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                    369            280              156              102
   Investment Advisory Fees                                               184            140               78               51
   Distribution Fees -- Class D                                            73             52               23               47
   Shareholder Servicing Fees -- Class D                                   24             17                7               15
   Administrative Servicing Fees -- Class I                                28             42               13                7
   Trustees' Fees                                                          12             10                6                4
   Registration Fees                                                       31             20               11                8
   Printing Fees                                                           14             12                7                5
   Professional Fees                                                       16             14                7                5
   Custodian Fees/Wire Agent Fees                                           8              7                4                2
   Other Expenses                                                           4              3                2                1
--------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                         763            597              314              247
--------------------------------------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                                      (369)          (280)            (156)            (102)
         Reimbursement from Administrator                                 (49)           (38)             (21)             (15)
--------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                           345            279              137              130
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   3,763          1,552              209              164
================================================================================================================================
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) FROM AFFILIATED FUNDS:
   Net Realized Gain (Loss) from Affiliated Funds                        (200)           310              105              (52)
   Net Change in Unrealized Appreciation from Affiliated Funds          4,120          3,043            1,588              128
--------------------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain from Affiliated Funds               3,920          3,353            1,693               76
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                     $7,683         $4,905           $1,902             $240
================================================================================================================================


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006          27

Statements of Operations ($ Thousands)

For the six months ended September 30, 2006 (Unaudited)

---------------------------------------------------------------------------------------------------------------
                                                                                   DEFENSIVE
                                                                    DEFENSIVE       STRATEGY     CONSERVATIVE
                                                                     STRATEGY     ALLOCATION         STRATEGY
                                                                         FUND           FUND             FUND
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds                          $1,591           $358           $1,870
---------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                    100             20              123
   Investment Advisory Fees                                                50             10               61
   Trustees' Fees                                                           4              1                4
   Registration Fees                                                        4              1                6
   Professional Fees                                                        4              1                5
   Printing Fees                                                            4              1                5
   Custodian Fees/Wire Agent Fees                                           2             --                3
   Other Expenses                                                           1             --                1
---------------------------------------------------------------------------------------------------------------
   Total Expenses                                                         169             34              208
---------------------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                                      (100)           (20)            (123)
         Reimbursement from Administrator                                 (20)            (4)             (24)
---------------------------------------------------------------------------------------------------------------
   Net Expenses                                                            49             10               61
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   1,542            348            1,809
===============================================================================================================
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) FROM AFFILIATED FUNDS:
   Net Realized Gain (Loss) from Affiliated Funds                          42              8             (127)
   Capital Gain Distributions Received from Affiliated Funds               30             30               75
   Net Change in Unrealized Appreciation from Affiliated Funds          1,448            388            2,717
---------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain from Affiliated Funds               1,520            426            2,665
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                     $3,062           $774           $4,474
===============================================================================================================

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
28          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006

---------------------------------------------------------------------------------------------------------------
                                                                 CONSERVATIVE                        MODERATE
                                                                     STRATEGY       MODERATE         STRATEGY
                                                                   ALLOCATION       STRATEGY       ALLOCATION
                                                                         FUND           FUND             FUND
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds                          $  604        $ 5,419           $  908
---------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                     39            373               99
   Investment Advisory Fees                                                19            186               50
   Trustees' Fees                                                           1             12                3
   Registration Fees                                                        2             17                4
   Professional Fees                                                        2             17                5
   Printing Fees                                                            2             15                4
   Custodian Fees/Wire Agent Fees                                           1              8                2
   Other Expenses                                                           1              5                1
---------------------------------------------------------------------------------------------------------------
   Total Expenses                                                          67            633              168
---------------------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                                       (39)          (373)             (99)
         Reimbursement from Administrator                                  (8)           (74)             (20)
---------------------------------------------------------------------------------------------------------------
   Net Expenses                                                            20            186               49
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                     584          5,233              859
===============================================================================================================
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) FROM AFFILIATED FUNDS:
   Net Realized Gain (Loss) from Affiliated Funds                          (4)         3,522               13
   Capital Gain Distributions Received from Affiliated Funds               69            241               71
   Net Change in Unrealized Appreciation from Affiliated Funds          1,030          4,776            2,678
---------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain from Affiliated Funds               1,095          8,539            2,762
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                     $1,679        $13,772           $3,621
===============================================================================================================


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006          29

Statements of Operations ($ Thousands)

For the six months ended September 30, 2006 (Unaudited)

---------------------------------------------------------------------------------------------------------------
                                                                                 TAX-MANAGED
                                                                   AGGRESSIVE     AGGRESSIVE      CORE MARKET
                                                                     STRATEGY       STRATEGY         STRATEGY
                                                                         FUND           FUND             FUND
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds                          $1,441        $   313           $1,448
---------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                    221             72               93
   Investment Advisory Fees                                               110             36               46
   Trustees' Fees                                                           7              2                3
   Registration Fees                                                       10              4                5
   Professional Fees                                                       10              3                5
   Printing Fees                                                            9              3                4
   Custodian Fees/Wire Agent Fees                                           5              2                2
   Other Expenses                                                           3              1                1
---------------------------------------------------------------------------------------------------------------
   Total Expenses                                                         375            123              159
---------------------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                                      (221)           (72)             (93)
         Reimbursement from Administrator                                 (43)           (15)             (19)
---------------------------------------------------------------------------------------------------------------
   Net Expenses                                                           111             36               47
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   1,330            277            1,401
===============================================================================================================
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) FROM AFFILIATED FUNDS:
   Net Realized Gain (Loss) from Affiliated Funds                         (52)           (57)             (64)
   Net Change in Unrealized Appreciation from Affiliated Funds          3,627            940            1,442
---------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain from Affiliated Funds               3,575            883            1,378
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                     $4,905         $1,160           $2,779
===============================================================================================================

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
30          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006

---------------------------------------------------------------------------------------------------------------
                                                                  CORE MARKET         MARKET    MARKET GROWTH
                                                                     STRATEGY         GROWTH         STRATEGY
                                                                   ALLOCATION       STRATEGY       ALLOCATION
                                                                         FUND           FUND             FUND
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds                            $ 95        $ 5,773           $  601
---------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                     22            515              136
   Investment Advisory Fees                                                11            258               68
   Trustees' Fees                                                           1             17                5
   Registration Fees                                                        1             24                6
   Professional Fees                                                        1             24                6
   Printing Fees                                                            1             21                5
   Custodian Fees/Wire Agent Fees                                          --             11                3
   Other Expenses                                                          --              6                2
---------------------------------------------------------------------------------------------------------------
   Total Expenses                                                          37            876              231
---------------------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                                       (22)          (515)            (136)
         Reimbursement from Administrator                                  (4)          (103)             (27)
---------------------------------------------------------------------------------------------------------------
   Net Expenses                                                            11            258               68
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                      84          5,515              533
===============================================================================================================
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) FROM AFFILIATED FUNDS:
   Net Realized Gain (Loss) from Affiliated Funds                          24           (319)              (2)
   Net Change in Unrealized Appreciation from Affiliated Funds            289          6,862            1,616
---------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain from Affiliated Funds                 313          6,543            1,614
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                       $397        $12,058           $2,147
===============================================================================================================


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006          31

Statements of Changes in Net Assets ($ Thousands)

For the six months ended September 30, 2006 (Unaudited) and the year ended March 31, 2006

---------------------------------------------------------------------------------------------------------------------
                                                     DIVERSIFIED            DIVERSIFIED         DIVERSIFIED GLOBAL
                                                 CONSERVATIVE INCOME       CONSERVATIVE           MODERATE GROWTH
                                                        FUND                   FUND                    FUND
---------------------------------------------------------------------------------------------------------------------
                                                 4/01/06-   4/01/05-    4/01/06-    4/01/05-    4/01/06-    4/01/05-
                                                  9/30/06    3/31/06     9/30/06     3/31/06     9/30/06     3/31/06
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income                          $  1,160   $  2,044    $  1,591    $  3,005    $  2,136    $  4,479
  Net Realized Gain (Loss)
    from Affiliated Funds                             (99)     1,602         176       3,167         613       5,788
  Capital Gain Distributions Received
    from Affiliated Funds                              --        692          --       1,373          --       3,647
  Net Change in Unrealized Appreciation
    (Depreciation) from Affiliated Funds              550       (553)      1,125       1,165       2,014       9,084
---------------------------------------------------------------------------------------------------------------------
  Net Increase in Net Assets from Operations        1,611      3,785       2,892       8,710       4,763      22,998
---------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net Investment Income:
  Class A                                            (530)    (1,732)       (765)     (2,660)     (1,104)     (3,974)
  Class D                                             (62)      (183)        (51)       (166)        (27)       (120)
  Class I                                             (42)      (125)        (59)       (186)       (143)       (380)
  Net Realized Gains:
  Class A                                              --       (339)         --        (495)         --        (782)
  Class D                                              --        (53)         --         (47)         --         (44)
  Class I                                              --        (25)         --         (37)         --         (77)
---------------------------------------------------------------------------------------------------------------------
  Total Dividends and Distributions                  (634)    (2,457)       (875)     (3,591)     (1,274)     (5,377)
---------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  CLASS A:
  Proceeds from Shares Issued                       5,749      9,615      12,943      20,347      20,560      44,076
  Reinvestment of Dividends and Distributions         524      2,057         764       3,152       1,103       4,752
  Cost of Shares Redeemed                         (10,637)   (14,510)    (20,100)    (25,516)    (40,588)    (43,341)
---------------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    from Class A Transactions                      (4,364)    (2,838)     (6,393)     (2,017)    (18,925)      5,487
---------------------------------------------------------------------------------------------------------------------
  CLASS D:
  Proceeds from Shares Issued                         273        819         841       1,287         540       1,348
  Reinvestment of Dividends and Distributions          58        216          50         207          26         160
  Cost of shares Redeemed                          (1,241)    (4,961)     (2,641)     (2,027)       (936)     (3,014)
---------------------------------------------------------------------------------------------------------------------
  Decrease in Net Assets Derived
    from Class D Transactions                        (910)    (3,926)     (1,750)       (533)       (370)     (1,506)
---------------------------------------------------------------------------------------------------------------------
  CLASS I:
  Proceeds from Shares Issued                       1,597      1,846       3,088       2,047      12,883      10,715
  Reinvestment of Dividends and Distributions          42        150          59         223         143         452
  Cost of Shares Redeemed                            (969)    (1,552)     (2,107)     (2,944)     (3,298)     (7,919)
---------------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    From Class I Transactions                         670        444       1,040        (674)      9,728       3,248
---------------------------------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    from Capital Share Transactions                (4,604)    (6,320)     (7,103)     (3,224)     (9,567)      7,229
---------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets            (3,627)    (4,992)     (5,086)      1,895      (6,078)     24,850
---------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  BEGINNING OF PERIOD                              68,737     73,729     110,789     108,894     205,399     180,549
---------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                                  $ 65,110   $ 68,737    $105,703    $110,789    $199,321    $205,399
=====================================================================================================================
  Undistributed Net Investment Income
    Included in Net Assets at
    End of Period                                $    623   $     97    $    899    $    183    $  1,400    $    538
=====================================================================================================================

(1) For Capital Share Transactions see footnote 4 in the notes to the financial statements.

Amounts designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
32          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006

-----------------------------------------------------------------------------------------------
                                                      DIVERSIFIED             DIVERSIFIED
                                                    MODERATE GROWTH          GLOBAL GROWTH
                                                         FUND                    FUND
-----------------------------------------------------------------------------------------------
                                                  4/01/06-    4/01/05-    4/01/06-    4/01/05-
                                                   9/30/06     3/31/06     9/30/06     3/31/06
-----------------------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income                           $  3,763    $  7,874    $  1,552    $  4,085
  Net Realized Gain (Loss)
    from Affiliated Funds                             (200)      6,446         310       2,261
  Capital Gain Distributions Received
    from Affiliated Funds                               --       6,352          --       6,065
  Net Change in Unrealized Appreciation
    (Depreciation) from Affiliated Funds             4,120      20,016       3,043      26,207
-----------------------------------------------------------------------------------------------
  Net Increase in Net Assets from Operations         7,683      40,688       4,905      38,618
-----------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net Investment Income:
  Class A                                           (2,030)     (7,236)       (925)     (3,611)
  Class D                                              (70)       (224)        (19)        (85)
  Class I                                             (111)       (409)       (108)       (389)
  Net Realized Gains:
  Class A                                               --        (352)         --      (1,243)
  Class D                                               --         (20)         --         (75)
  Class I                                               --         (22)         --        (160)
-----------------------------------------------------------------------------------------------
  Total Dividends and Distributions                 (2,211)     (8,263)     (1,052)     (5,563)
-----------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  CLASS A:
  Proceeds from Shares Issued                       19,997      43,880      28,798      60,126
  Reinvestment of Dividends and Distributions        2,000       7,553         918       4,843
  Cost of Shares Redeemed                          (43,888)    (79,838)    (50,293)    (62,886)
-----------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    from Class A Transactions                      (21,891)    (28,405)    (20,577)      2,083
-----------------------------------------------------------------------------------------------
  CLASS D:
  Proceeds from Shares Issued                        1,095       2,753       1,452       2,224
  Reinvestment of Dividends and Distributions           63         219          19         160
  Cost of shares Redeemed                           (2,481)     (3,579)     (2,226)     (3,380)
-----------------------------------------------------------------------------------------------
  Decrease in Net Assets Derived
    from Class D Transactions                       (1,323)       (607)       (755)       (996)
-----------------------------------------------------------------------------------------------
  CLASS I:
  Proceeds from Shares Issued                        5,975       5,589      10,590      13,033
  Reinvestment of Dividends and Distributions          111         431         108         550
  Cost of Shares Redeemed                           (7,668)     (3,680)     (6,778)     (7,047)
-----------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    From Class I Transactions                       (1,582)      2,340       3,920       6,536
-----------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    from Capital Share Transactions                (24,796)    (26,672)    (17,412)      7,623
-----------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets            (19,324)      5,753     (13,559)     40,678
-----------------------------------------------------------------------------------------------
NET ASSETS:
  BEGINNING OF PERIOD                              381,102     375,349     282,743     242,065
-----------------------------------------------------------------------------------------------
  END OF PERIOD                                   $361,778    $381,102    $269,184    $282,743
===============================================================================================
  Undistributed Net Investment Income
    Included in Net Assets at
    End of Period                                $   2,442   $     890   $   1,322   $     822
===============================================================================================

-----------------------------------------------------------------------------------------------
                                                      DIVERSIFIED             DIVERSIFIED
                                                     GLOBAL STOCK             U.S. STOCK
                                                         FUND                    FUND
-----------------------------------------------------------------------------------------------
                                                  4/01/06-    4/01/05-    4/01/06-    4/01/05-
                                                   9/30/06     3/31/06     9/30/06     3/31/06
-----------------------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income                           $    209    $  1,284    $    164    $    467
  Net Realized Gain (Loss)
    from Affiliated Funds                              105     (11,572)        (52)    (13,294)
  Capital Gain Distributions Received
    from Affiliated Funds                               --       3,741          --       3,367
  Net Change in Unrealized Appreciation
    (Depreciation) from Affiliated Funds             1,588      31,418         128      25,099
-----------------------------------------------------------------------------------------------
  Net Increase in Net Assets from Operations         1,902      24,871         240      15,639
-----------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net Investment Income:
  Class A                                             (242)     (1,201)       (200)       (450)
  Class D                                               --         (18)         --          --
  Class I                                              (12)        (66)        (10)        (19)
  Net Realized Gains:
  Class A                                               --        (227)         --        (164)
  Class D                                               --         (10)         --         (25)
  Class I                                               --         (18)         --         (11)
-----------------------------------------------------------------------------------------------
  Total Dividends and Distributions                   (254)     (1,540)       (210)       (669)
-----------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  CLASS A:
  Proceeds from Shares Issued                       17,328      33,899       6,203      14,539
  Reinvestment of Dividends and Distributions          241       1,424         197         606
  Cost of Shares Redeemed                          (38,303)    (36,953)    (16,866)    (27,752)
-----------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    from Class A Transactions                      (20,734)     (1,630)    (10,466)    (12,607)
-----------------------------------------------------------------------------------------------
  CLASS D:
  Proceeds from Shares Issued                          773       1,136         709       1,922
  Reinvestment of Dividends and Distributions           --          29          --          25
  Cost of shares Redeemed                             (978)     (2,967)     (2,851)     (3,193)
-----------------------------------------------------------------------------------------------
  Decrease in Net Assets Derived
    from Class D Transactions                         (205)     (1,802)     (2,142)     (1,246)
-----------------------------------------------------------------------------------------------
  CLASS I:
  Proceeds from Shares Issued                        4,275       5,514         886       3,110
  Reinvestment of Dividends and Distributions           12          84          10          29
  Cost of Shares Redeemed                           (1,320)     (6,305)     (1,156)     (2,261)
-----------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    From Class I Transactions                        2,967        (707)       (260)        878
-----------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets Derived
    from Capital Share Transactions                (17,972)     (4,139)    (12,868)    (12,975)
-----------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets            (16,324)     19,192     (12,838)      1,995
-----------------------------------------------------------------------------------------------
NET ASSETS:
  BEGINNING OF PERIOD                              157,605     138,413     108,896     106,901
-----------------------------------------------------------------------------------------------
  END OF PERIOD                                   $141,281    $157,605    $ 96,058    $108,896
===============================================================================================
  Undistributed Net Investment Income
    Included in Net Assets at
    End of Period                                 $    436    $    481    $    439    $    485
===============================================================================================


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006          33

Statements of Changes in Net Assets ($ Thousands)

For the six months ended September 30, 2006 (Unaudited) and the year ended March 31, 2006

-----------------------------------------------------------------------------------------------------------
                                                                                            DEFENSIVE
                                                                 DEFENSIVE STRATEGY    STRATEGY ALLOCATION
                                                                        FUND                  FUND
-----------------------------------------------------------------------------------------------------------
                                                                 4/01/06-   4/01/05-   4/01/06-   4/01/05-
                                                                  9/30/06    3/31/06    9/30/06    3/31/06
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income                                          $  1,542    $ 2,396     $  348    $   431
  Net Realized Gain (Loss) from Affiliated Funds                       42       (122)         8        287
  Capital Gain Distributions Received from Affiliated Funds            30        261         30        177
  Net Change in Unrealized Appreciation from Affiliated Funds       1,448      1,378        388      1,016
-----------------------------------------------------------------------------------------------------------
  Net Increase in Net Assets from Operations                        3,062      3,913        774      1,911
-----------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net Investment Income:
  Class A                                                          (1,103)    (2,375)      (199)      (405)
  Net Realized Gains:
  Class A                                                              --       (215)        --       (224)
-----------------------------------------------------------------------------------------------------------
  Total Dividends and Distributions                                (1,103)    (2,590)      (199)      (629)
-----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  CLASS A:
  Proceeds from Shares Issued                                      16,897    107,348      4,934     20,733
  Reinvestment of Dividends and Distributions                       1,087      2,544        190        610
  Cost of Shares Redeemed                                         (14,179)   (38,291)    (4,367)    (7,206)
-----------------------------------------------------------------------------------------------------------
  Increase in Net Assets Derived from Class A Transactions          3,805     71,601        757     14,137
-----------------------------------------------------------------------------------------------------------
  CLASS I:
  Proceeds from Shares Issued                                          --         --         --         --
-----------------------------------------------------------------------------------------------------------
  Increase in Net Assets Derived from Class I Transactions             --         --         --         --
-----------------------------------------------------------------------------------------------------------
  Increase in Net Assets Derived from
    Capital Share Transactions                                      3,805     71,601        757     14,137
-----------------------------------------------------------------------------------------------------------
  Net Increase in Net Assets                                        5,764     72,924      1,332     15,419
-----------------------------------------------------------------------------------------------------------
NET ASSETS:
  BEGINNING OF PERIOD                                              99,511     26,587     20,027      4,608
-----------------------------------------------------------------------------------------------------------
  END OF PERIOD                                                  $105,275   $ 99,511    $21,359    $20,027
===========================================================================================================
  Undistributed Net Investment Income
    Included in Net Assets at End of Period                      $    471   $     32    $   154    $     5
===========================================================================================================

(1) For Capital Share Transactions see footnote 4 in the notes to the financial statements.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
34          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006

-----------------------------------------------------------------------------------------------------------
                                                                    CONSERVATIVE            CONSERVATIVE
                                                                      STRATEGY         STRATEGY ALLOCATION
                                                                        FUND                   FUND
-----------------------------------------------------------------------------------------------------------
                                                                 4/01/06-   4/01/05-   4/01/06-   4/01/05-
                                                                  9/30/06    3/31/06    9/30/06    3/31/06
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income                                          $  1,809   $  2,549    $   584    $   969
  Net Realized Gain (Loss) from Affiliated Funds                     (127)        (9)        (4)       652
  Capital Gain Distributions Received from Affiliated Funds            75        443         69        358
  Net Change in Unrealized Appreciation from Affiliated Funds       2,717      3,310      1,030      2,637
-----------------------------------------------------------------------------------------------------------
  Net Increase in Net Assets from Operations                        4,474      6,293      1,679      4,616
-----------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net Investment Income:
  Class A                                                          (1,189)    (2,531)      (337)      (941)
  Net Realized Gains:
  Class A                                                              --       (383)        --       (535)
-----------------------------------------------------------------------------------------------------------
  Total Dividends and Distributions                                (1,189)    (2,914)      (337)    (1,476)
-----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  CLASS A:
  Proceeds from Shares Issued                                      61,815     77,259      9.810     20,466
  Reinvestment of Dividends and Distributions                       1,125      2,762        314      1,379
  Cost of Shares Redeemed                                         (41,695)   (20,420)    (4,751)   (13,231)
-----------------------------------------------------------------------------------------------------------
  Increase in Net Assets Derived from Class A Transactions         21,245     59,601      5,373      8,614
-----------------------------------------------------------------------------------------------------------
  CLASS I:
  Proceeds from Shares Issued                                          37         --         --         --
-----------------------------------------------------------------------------------------------------------
  Increase in Net Assets Derived from Class I Transactions             37         --         --         --
-----------------------------------------------------------------------------------------------------------
  Increase in Net Assets Derived from
    Capital Share Transactions                                     21,282     59,601      5,373      8,614
-----------------------------------------------------------------------------------------------------------
  Net Increase in Net Assets                                       24,567     62,980      6,715     11,754
-----------------------------------------------------------------------------------------------------------
NET ASSETS:
  BEGINNING OF PERIOD                                             110,248     47,268     37,197     25,443
-----------------------------------------------------------------------------------------------------------
  END OF PERIOD                                                  $134,815   $110,248    $43,912    $37,197
===========================================================================================================
  Undistributed Net Investment Income
    Included in Net Assets at End of Period                      $    650   $     30    $   265    $    18
===========================================================================================================

-----------------------------------------------------------------------------------------------------------
                                                                                            MODERATE
                                                                  MODERATE STRATEGY    STRATEGY ALLOCATION
                                                                        FUND                  FUND
-----------------------------------------------------------------------------------------------------------
                                                                 4/01/06-   4/01/05-   4/01/06-   4/01/05-
                                                                  9/30/06    3/31/06    9/30/06    3/31/06
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income                                          $  5,233   $  7,840   $    859   $  1,477
  Net Realized Gain (Loss) from Affiliated Funds                    3,522         (4)        13         --
  Capital Gain Distributions Received from Affiliated Funds           241      2,362         71        621
  Net Change in Unrealized Appreciation from Affiliated Funds       4,776     15,609      2,678      7,299
-----------------------------------------------------------------------------------------------------------
  Net Increase in Net Assets from Operations                       13,772     25,807      3,621      9,397
-----------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net Investment Income:
  Class A                                                          (3,233)    (7,802)      (527)    (1,448)
  Net Realized Gains:
  Class A                                                              --     (1,364)        --       (563)
-----------------------------------------------------------------------------------------------------------
  Total Dividends and Distributions                                (3,233)    (9,166)      (527)    (2,011)
-----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  CLASS A:
  Proceeds from Shares Issued                                     140,616    225,327     27,419     58,255
  Reinvestment of Dividends and Distributions                       3,105      8,679        502      1,939
  Cost of Shares Redeemed                                         (67,959)   (71,801)   (11,307)   (16,322)
-----------------------------------------------------------------------------------------------------------
  Increase in Net Assets Derived from Class A Transactions         75,762    162,205     16,614     43,872
-----------------------------------------------------------------------------------------------------------
  CLASS I:
  Proceeds from Shares Issued                                          37         --         --         --
-----------------------------------------------------------------------------------------------------------
  Increase in Net Assets Derived from Class I Transactions             37         --         --         --
-----------------------------------------------------------------------------------------------------------
  Increase in Net Assets Derived from
    Capital Share Transactions                                     75,799    162,205     16,614     43,872
-----------------------------------------------------------------------------------------------------------
  Net Increase in Net Assets                                       86,338    178,846     19,708     51,258
-----------------------------------------------------------------------------------------------------------
NET ASSETS:
  BEGINNING OF PERIOD                                             342,663    163,817     91,539     40,281
-----------------------------------------------------------------------------------------------------------
  END OF PERIOD                                                  $429,001   $342,663   $111,247   $ 91,539
===========================================================================================================
  Undistributed Net Investment Income
    Included in Net Assets at End of Period                      $  2,213   $    213   $    340   $      8
===========================================================================================================


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006          35

Statements of Changes in Net Assets  ($ Thousands)

For the six months ended September 30, 2006 (Unaudited) and the year ended March 31, 2006

-----------------------------------------------------------------------------------------------------------
                                                                                           TAX-MANAGED
                                                                AGGRESSIVE STRATEGY    AGGRESSIVE STRATEGY
                                                                        FUND                  FUND
-----------------------------------------------------------------------------------------------------------
                                                                 4/01/06-   4/01/05-   4/01/06-   4/01/05-
                                                                  9/30/06    3/31/06    9/30/06    3/31/06
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income                                          $  1,330   $  2,847    $   277    $   807
  Net Realized Gain (Loss) from Affiliated Funds                      (52)     5,196        (57)       (42)
  Capital Gain Distributions Received from Affiliated Funds            --      3,740         --        657
  Net Change in Unrealized Appreciation from Affiliated Funds       3,627     10,118        940      6,562
-----------------------------------------------------------------------------------------------------------
  Net Increase in Net Assets from Operations                        4,905     21,901      1,160      7,984
-----------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net Investment Income:
  Class A                                                            (936)    (2,842)      (210)      (807)
  Net Realized Gains:
  Class A                                                              --       (665)        --       (315)
-----------------------------------------------------------------------------------------------------------
  Total Dividends and Distributions                                  (936)    (3,507)      (210)    (1,122)
-----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  CLASS A:
  Proceeds from Shares Issued                                     124,180    117,209     19,061     32,911
  Reinvestment of Dividends and Distributions                         929      3,481        207      1,113
  Cost of Shares Redeemed                                         (29,536)   (19,930)    (7,446)    (8,357)
-----------------------------------------------------------------------------------------------------------
  Increase in Net Assets Derived from Class A Transactions         95,573    100,760     11,822     25,667
-----------------------------------------------------------------------------------------------------------
  CLASS I:
  Proceeds from Shares Issued                                         441         --         --         --
  Cost of Shares Redeemed                                             (18)        --         --         --
-----------------------------------------------------------------------------------------------------------
  Increase in Net Assets Derived from Class I Transactions            423         --         --         --
-----------------------------------------------------------------------------------------------------------
  Increase in Net Assets Derived from
    Capital Share Transactions                                     95,996    100,760     11,822     25,667
-----------------------------------------------------------------------------------------------------------
  Net Increase in Net Assets                                       99,965    119,154     12,772     32,529
-----------------------------------------------------------------------------------------------------------
NET ASSETS:
  BEGINNING OF PERIOD                                             192,654     73,500     66,660     34,131
-----------------------------------------------------------------------------------------------------------
  END OF PERIOD                                                  $292,619   $192,654    $79,432    $66,660
===========================================================================================================
  Undistributed Net Investment Income
    Included in Net Assets at End of Period                      $    936   $    542    $   112    $    45
===========================================================================================================

(1) For Capital Share Transactions see footnote 4 in the notes to the financial statements.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
36          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006

-----------------------------------------------------------------------------------------------------------
                                                                                           CORE MARKET
                                                                CORE MARKET STRATEGY   STRATEGY ALLOCATION
                                                                        FUND                  FUND
-----------------------------------------------------------------------------------------------------------
                                                                 4/01/06-   4/01/05-   4/01/06-   4/01/05-
                                                                  9/30/06    3/31/06    9/30/06    3/31/06
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income                                          $  1,401   $  1,955    $    84   $    306
  Net Realized Gain (Loss) from Affiliated Funds                      (64)     1,283         24        677
  Capital Gain Distributions Received from Affiliated Funds            --      1,033         --        257
  Net Change in Unrealized Appreciation from Affiliated Funds       1,442      1,395        289      1,846
-----------------------------------------------------------------------------------------------------------
  Net Increase in Net Assets from Operations                        2,779      5,666        397      3,086
-----------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net Investment Income:
  Class A                                                            (750)    (1,946)       (64)      (284)
  Net Realized Gains:
  Class A                                                              --       (378)        --       (266)
-----------------------------------------------------------------------------------------------------------
  Total Dividends and Distributions                                  (750)    (2,324)       (64)      (550)
-----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  CLASS A:
  Proceeds from Shares Issued                                      31,697     55,372      5,977     11,015
  Reinvestment of Dividends and Distributions                         741      2,313         60        516
  Cost of Shares Redeemed                                         (16,835)   (17,581)    (2,203)    (7,085)
-----------------------------------------------------------------------------------------------------------
  Increase in Net Assets Derived from Class A Transactions         15,603     40,104      3,834      4,446
-----------------------------------------------------------------------------------------------------------
  CLASS I:
  Proceeds from Shares Issued                                          --         --         --         --
  Cost of Shares Redeemed                                              --         --         --         --
-----------------------------------------------------------------------------------------------------------
  Increase in Net Assets Derived from Class I Transactions             --         --         --         --
-----------------------------------------------------------------------------------------------------------
  Increase in Net Assets Derived from
    Capital Share Transactions                                     15,603     40,104      3,834      4,446
-----------------------------------------------------------------------------------------------------------
  Net Increase in Net Assets                                       17,632     43,446      4,167      6,982
-----------------------------------------------------------------------------------------------------------
NET ASSETS:
  BEGINNING OF PERIOD                                              84,048     40,602     20,456     13,474
-----------------------------------------------------------------------------------------------------------
  END OF PERIOD                                                  $101,680   $ 84,048    $24,623    $20,456
===========================================================================================================
  Undistributed Net Investment Income
    Included in Net Assets at End of Period                     $     800   $    149   $     38    $    18
===========================================================================================================

-----------------------------------------------------------------------------------------------------------
                                                                   MARKET GROWTH          MARKET GROWTH
                                                                      STRATEGY         STRATEGY ALLOCATION
                                                                        FUND                  FUND
-----------------------------------------------------------------------------------------------------------
                                                                 4/01/06-   4/01/05-   4/01/06-   4/01/05-
                                                                  9/30/06    3/31/06    9/30/06    3/31/06
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income                                         $   5,515   $  8,697   $    533   $  1,583
  Net Realized Gain (Loss) from Affiliated Funds                     (319)    10,355         (2)       (25)
  Capital Gain Distributions Received from Affiliated Funds            --      7,107         --      1,265
  Net Change in Unrealized Appreciation from Affiliated Funds       6,862     16,176      1,616     12,054
-----------------------------------------------------------------------------------------------------------
  Net Increase in Net Assets from Operations                       12,058     42,335      2,147     14,877
-----------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net Investment Income:
  Class A                                                          (3,220)    (8,662)      (407)    (1,559)
  Net Realized Gains:
  Class A                                                              --     (1,598)        --       (244)
-----------------------------------------------------------------------------------------------------------
  Total Dividends and Distributions                                (3,220)   (10,260)      (407)    (1,803)
-----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  CLASS A:
  Proceeds from Shares Issued                                     205,396    276,914     36,135     77,179
  Reinvestment of Dividends and Distributions                       3,183     10,138        401      1,787
  Cost of Shares Redeemed                                         (85,011)   (60,706)   (16,003)   (20,014)
-----------------------------------------------------------------------------------------------------------
  Increase in Net Assets Derived from Class A Transactions        123,568    226,346     20,533     58,952
-----------------------------------------------------------------------------------------------------------
  CLASS I:
  Proceeds from Shares Issued                                         284         --         --         --
  Cost of Shares Redeemed                                              (9)        --         --         --
-----------------------------------------------------------------------------------------------------------
  Increase in Net Assets Derived from Class I Transactions            275         --         --         --
-----------------------------------------------------------------------------------------------------------
  Increase in Net Assets Derived from
    Capital Share Transactions                                    123,843    226,346     20,533     58,952
-----------------------------------------------------------------------------------------------------------
  Net Increase in Net Assets                                      132,681    258,421     22,273     72,026
-----------------------------------------------------------------------------------------------------------
NET ASSETS:
  BEGINNING OF PERIOD                                             466,959    208,538    127,791     55,765
-----------------------------------------------------------------------------------------------------------
  END OF PERIOD                                                 $ 599,640   $466,959   $150,064   $127,791
===========================================================================================================
  Undistributed Net Investment Income
    Included in Net Assets at End of Period                     $   3,299   $  1,004   $    209   $     83
===========================================================================================================


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006          37

Financial Highlights

For the six months ended September 30, 2006 (Unaudited) and the periods ended March 31,
For a Share Outstanding Throughout each Period

----------------------------------------------------------------------------------------------------------------------------------


                                         Net Realized
                                                  and                                Distributions
               Net Asset                   Unrealized                   Dividends             from            Total
                  Value,          Net           Gains                    from Net         Realized        Dividends     Net Asset
               Beginning   Investment     (Losses) on    Total from    Investment          Capital              and    Value, End
               of Period       Income      Securities    Operations        Income            Gains    Distributions     of Period
----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
  CLASS A
  2006@         $  11.28      $  0.21*        $  0.09*      $  0.30       $ (0.12)        $     --          $ (0.12)     $  11.46
  2006             11.07         0.34*           0.29*         0.63         (0.35)           (0.07)           (0.42)        11.28
  2005             11.22         0.27*           0.02*         0.29         (0.32)           (0.12)           (0.44)        11.07
  2004             10.28         0.24*           1.01*         1.25         (0.24)           (0.07)           (0.31)        11.22
  2003             10.75         0.29           (0.41)        (0.12)        (0.31)           (0.04)           (0.35)        10.28
  2002             10.96         0.36           (0.03)         0.33         (0.40)           (0.14)           (0.54)        10.75
  CLASS D
  2006@         $  11.21      $  0.15*        $  0.10*      $  0.25       $ (0.09)        $     --          $ (0.09)     $  11.37
  2006             11.01         0.22*           0.28*         0.50         (0.23)           (0.07)           (0.30)        11.21
  2005             11.13         0.15*           0.03*         0.18         (0.18)           (0.12)           (0.30)        11.01
  2004             10.20         0.14*           1.00*         1.14         (0.14)           (0.07)           (0.21)        11.13
  2003             10.67         0.18           (0.41)        (0.23)        (0.20)           (0.04)           (0.24)        10.20
  2002             10.88         0.26           (0.04)         0.22         (0.29)           (0.14)           (0.43)        10.67
  CLASS I
  2006@         $  11.26      $  0.19*        $  0.10*      $  0.29       $ (0.11)        $     --          $ (0.11)     $  11.44
  2006             11.06         0.32*           0.27*         0.59         (0.32)           (0.07)           (0.39)        11.26
  2005             11.20         0.24*           0.03*         0.27         (0.29)           (0.12)           (0.41)        11.06
  2004             10.27         0.22*           1.00*         1.22         (0.22)           (0.07)           (0.29)        11.20
  2003(1)          10.54         0.24           (0.25)        (0.01)        (0.22)           (0.04)           (0.26)        10.27
DIVERSIFIED CONSERVATIVE FUND
  CLASS A
  2006@         $  10.97      $  0.16*        $  0.14*      $  0.30       $ (0.09)        $     --          $ (0.09)     $  11.18
  2006             10.48         0.30*           0.55*         0.85         (0.30)           (0.06)           (0.36)        10.97
  2005             10.50         0.27*           0.14*         0.41         (0.31)           (0.12)           (0.43)        10.48
  2004              9.10         0.24*           1.46*         1.70         (0.23)           (0.07)           (0.30)        10.50
  2003              9.71         0.22           (0.58)        (0.36)        (0.22)           (0.03)           (0.25)         9.10
  2002             10.16         0.24           (0.13)         0.11         (0.26)           (0.30)           (0.56)         9.71
  CLASS D
  2006@         $  10.96      $  0.11*        $  0.12*      $  0.23       $ (0.06)        $     --          $ (0.06)     $  11.13
  2006             10.47         0.19*           0.56*         0.75         (0.20)           (0.06)           (0.26)        10.96
  2005             10.46         0.16*           0.15*         0.31         (0.18)           (0.12)           (0.30)        10.47
  2004              9.06         0.14*           1.46*         1.60         (0.13)           (0.07)           (0.20)        10.46
  2003              9.66         0.14           (0.59)        (0.45)        (0.12)           (0.03)           (0.15)         9.06
  2002             10.11         0.15           (0.14)         0.01         (0.16)           (0.30)           (0.46)         9.66
  CLASS I
  2006@         $  10.96      $  0.15*        $  0.13*      $  0.28       $ (0.08)        $     --          $ (0.08)     $  11.16
  2006             10.47         0.27*           0.56*         0.83         (0.28)           (0.06)           (0.34)        10.96
  2005             10.49         0.24*           0.14*         0.38         (0.28)           (0.12)           (0.40)        10.47
  2004              9.09         0.21*           1.47*         1.68         (0.21)           (0.07)           (0.28)        10.49
  2003(1)           9.56         0.18           (0.46)        (0.28)        (0.16)           (0.03)           (0.19)         9.09

----------------------------------------------------------------------------------------------------
                                                                              Ratio of
                                                                              Expenses
                                                                            to Average
                                                          Ratio of Net      Net Assets
                                          Ratio of Net      Investment      (Excluding
                            Net Assets        Expenses          Income         Waivers    Portfolio
                Total    End of Period      to Average      to Average       and Reim-     Turnover
              Return+    ($ Thousands)    Net Assets**      Net Assets    bursement)**         Rate
----------------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
  CLASS A
  2006@          2.66%       $  52,552            0.12%           3.66%           0.35%           8%
  2006           5.70           56,119            0.12            3.04            0.36           41
  2005           2.62           57,892            0.12            2.40            0.41           27
  2004          12.34           56,376            0.12            2.26            0.36           23
  2003          (1.16)          50,717            0.12            2.79            0.36           24
  2002           3.13           47,222            0.12            3.43            0.38           40
  CLASS D
  2006@          2.21%       $   7,638            1.12%           2.68%           1.35%          8%
  2006           4.53            8,453            1.12            2.02            1.36           41
  2005           1.63           12,177            1.12            1.39            1.41           27
  2004          11.25           13,747            1.12            1.26            1.36           23
  2003          (2.17)          12,847            1.12            1.78            1.36           24
  2002           2.11           12,094            1.12            2.45            1.38           40
  CLASS I
  2006@          2.60%       $   4,920            0.37%           3.42%           0.60%           8%
  2006           5.36            4,165            0.37            2.79            0.61           41
  2005           2.41            3,660            0.37            2.16            0.66           27
  2004          12.00            3,434            0.37            1.99            0.61           23
  2003(1)       (0.12)           1,710            0.37            2.19            0.61           24
DIVERSIFIED CONSERVATIVE FUND
  CLASS A
  2006@          2.77%       $  89,974            0.12%           3.00%           0.35%          10%
  2006           8.21           94,597            0.12            2.80            0.36           43
  2005           3.93           92,261            0.12            2.55            0.41           18
  2004          18.98           73,941            0.12            2.41            0.36           15
  2003          (3.65)          55,939            0.12            2.41            0.37           40
  2002           1.11           47,630            0.12            2.43            0.35           31
  CLASS D
  2006@          2.14%       $   7,284            1.12%           2.02%           1.35%          10%
  2006           7.15            8,942            1.12            1.80            1.36           43
  2005           2.96            9,062            1.12            1.53            1.41           18
  2004          17.85            9,124            1.12            1.41            1.36           15
  2003          (4.61)           8,053            1.12            1.39            1.37           40
  2002           0.06           11,182            1.12            1.45            1.35           31
  CLASS I
  2006@          2.62%       $   8,445            0.37%           2.76%           0.60%          10%
  2006           7.95            7,250            0.37            2.54            0.61           43
  2005           3.62            7,571            0.37            2.31            0.66           18
  2004          18.72            6,045            0.37            2.15            0.61           15
  2003(1)       (2.93)           3,583            0.37            2.10            0.62           40


--------------------------------------------------------------------------------
38          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006

----------------------------------------------------------------------------------------------------------------------------------

                                         Net Realized
                                                  and                                Distributions
               Net Asset                   Unrealized                   Dividends             from            Total
                  Value,          Net           Gains                    from Net         Realized        Dividends     Net Asset
               Beginning   Investment     (Losses) on    Total from    Investment          Capital              and    Value, End
               of Period       Income      Securities    Operations        Income            Gains    Distributions     of Period
----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
  CLASS A
  2006@         $  11.96      $  0.13*        $  0.14*      $  0.27       $ (0.07)        $     --          $ (0.07)     $  12.16
  2006             10.92         0.27*           1.09*         1.36         (0.27)           (0.05)           (0.32)        11.96
  2005             11.12         0.25*           0.41*         0.66         (0.30)           (0.56)           (0.86)        10.92
  2004              8.94         0.22*           2.23*         2.45         (0.21)           (0.06)           (0.27)        11.12
  2003             10.39         0.20           (1.42)        (1.22)        (0.21)           (0.02)           (0.23)         8.94
  2002             10.57         0.23           (0.02)         0.21         (0.24)           (0.15)           (0.39)        10.39
  CLASS D
  2006@         $  11.85      $  0.06*        $  0.15*      $  0.21       $ (0.04)        $     --          $ (0.04)     $  12.02
  2006             10.82         0.16*           1.07*         1.23         (0.15)           (0.05)           (0.20)        11.85
  2005             11.00         0.14*           0.40*         0.54         (0.16)           (0.56)           (0.72)        10.82
  2004              8.85         0.12*           2.20*         2.32         (0.11)           (0.06)           (0.17)        11.00
  2003             10.27         0.13           (1.43)        (1.30)        (0.10)           (0.02)           (0.12)         8.85
  2002             10.44         0.16           (0.05)         0.11         (0.13)           (0.15)           (0.28)        10.27
  CLASS I
  2006@         $  11.93      $  0.11*        $  0.15*      $  0.26       $ (0.07)        $     --          $ (0.07)     $  12.12
  2006             10.89         0.24*           1.09*         1.33         (0.24)           (0.05)           (0.29)        11.93
  2005             11.08         0.23*           0.41*         0.64         (0.27)           (0.56)           (0.83)        10.89
  2004              8.92         0.20*           2.21*         2.41         (0.19)           (0.06)           (0.25)        11.08
  2003(1)           9.83         0.17           (0.90)        (0.73)        (0.16)           (0.02)           (0.18)         8.92
DIVERSIFIED MODERATE GROWTH FUND
  CLASS A
  2006@         $  13.29      $  0.14*        $  0.16*      $  0.30       $ (0.08)        $     --          $ (0.08)     $  13.51
  2006             12.20         0.27*           1.11*         1.38         (0.28)           (0.01)           (0.29)        13.29
  2005             11.91         0.25*           0.35*         0.60         (0.27)           (0.04)           (0.31)        12.20
  2004              9.68         0.20*           2.28*         2.48         (0.19)           (0.06)           (0.25)        11.91
  2003             11.21         0.18           (1.50)        (1.32)        (0.18)           (0.03)           (0.21)         9.68
  2002             11.75         0.20           (0.15)         0.05         (0.22)           (0.37)           (0.59)        11.21
  CLASS D
  2006@         $  13.24      $  0.07*        $  0.17*      $  0.24       $ (0.05)        $  --             $ (0.05)     $  13.43
  2006             12.16         0.15*           1.09*         1.24         (0.15)           (0.01)           (0.16)        13.24
  2005             11.84         0.12*           0.36*         0.48         (0.12)           (0.04)           (0.16)        12.16
  2004              9.63         0.10*           2.26*         2.36         (0.09)           (0.06)           (0.15)        11.84
  2003             11.14         0.09           (1.49)        (1.40)        (0.08)           (0.03)           (0.11)         9.63
  2002             11.68         0.10           (0.17)        (0.07)        (0.10)           (0.37)           (0.47)        11.14
  CLASS I
  2006@         $  13.29      $  0.12*        $  0.16*      $  0.28       $ (0.07)        $     --          $ (0.07)     $  13.50
  2006             12.20         0.24*           1.11*         1.35         (0.25)           (0.01)           (0.26)        13.29
  2005             11.90         0.22*           0.35*         0.57         (0.23)           (0.04)           (0.27)        12.20
  2004              9.67         0.18*           2.28*         2.46         (0.17)           (0.06)           (0.23)        11.90
  2003(1)          10.70         0.15           (1.02)        (0.87)        (0.13)           (0.03)           (0.16)         9.67

----------------------------------------------------------------------------------------------------

                                                                              Ratio of
                                                                              Expenses
                                                                            to Average
                                                          Ratio of Net      Net Assets
                                          Ratio of Net      Investment      (Excluding
                            Net Assets        Expenses          Income         Waivers    Portfolio
                Total    End of Period      to Average      to Average       and Reim-     Turnover
              Return+    ($ Thousands)    Net Assets**      Net Assets    bursement)**         Rate
----------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
  CLASS A
  2006@          2.31%       $ 162,986            0.12%           2.10%           0.35%          11%
  2006          12.64          178,977            0.12            2.40            0.36           58
  2005           5.99          158,229            0.12            2.24            0.41           24
  2004          27.72          176,704            0.12            2.12            0.36           36
  2003         (11.83)         125,946            0.12            2.17            0.37          123
  2002           2.06          142,483            0.12            2.35            0.37           29
  CLASS D
  2006@          1.80%       $   7,405            1.12%           1.10%           1.35%          11%
  2006          11.51            7,674            1.12            1.38            1.36           58
  2005           4.96            8,347            1.12            1.29            1.41           24
  2004          26.46            8,829            1.12            1.18            1.36           36
  2003         (12.69)           4,969            1.12            1.16            1.37          123
  2002           1.06            6,975            1.12            1.35            1.37           29
  CLASS I
  2006@          2.17%       $  28,930            0.37%           1.87%           0.60%          11%
  2006          12.41           18,748            0.37            2.15            0.61           58
  2005           5.80           13,973            0.37            2.10            0.67           24
  2004          27.28            8,408            0.37            1.96            0.62           36
  2003(1)       (7.51)           2,222            0.37            1.74            0.62          123
DIVERSIFIED MODERATE GROWTH FUND
  CLASS A
  2006@          2.30%       $ 321,267            0.12%           2.11%           0.35%           3%
  2006          11.41          338,254            0.12            2.15            0.36           52
  2005           5.09          337,643            0.12            2.08            0.40           18
  2004          25.88          200,772            0.12            1.85            0.36           17
  2003         (11.86)         157,985            0.12            1.79            0.38           30
  2002           0.43          165,522            0.12            1.78            0.38           22
  CLASS D
  2006@          1.80%       $  18,511            1.12%           1.11%           1.35%           3%
  2006          10.27           19,586            1.12            1.15            1.36           52
  2005           4.08           18,569            1.12            1.03            1.40           18
  2004          24.57           20,780            1.12            0.87            1.36           17
  2003         (12.69)          21,649            1.12            0.78            1.38           30
  2002          (0.64)          29,961            1.12            0.77            1.38           22
  CLASS I
  2006@          2.14%       $  22,000            0.37%           1.84%           0.60%           3%
  2006          11.14           23,262            0.37            1.91            0.61           52
  2005           4.87           19,137            0.37            1.81            0.65           18
  2004          25.61           10,887            0.37            1.59            0.62           17
  2003(1)       (8.22)           4,858            0.37            1.42            0.63           30


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006          39

Financial Highlights

For the six months ended September 30, 2006 (Unaudited) and the periods ended March 31, For a Share Outstanding Throughout each Period

-----------------------------------------------------------------------------------------------------------------------------------

                                         Net Realized
                                                  and                                Distributions
               Net Asset          Net      Unrealized                   Dividends             from            Total
                  Value,   Investment           Gains                    from Net         Realized        Dividends        Return
               Beginning       Income     (Losses) on    Total from    Investment          Capital              and            of
               of Period       (Loss)      Securities    Operations        Income            Gains    Distributions       Capital
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
  CLASS A
  2006@         $  13.61      $  0.08*        $  0.16*      $  0.24       $ (0.05)        $     --          $ (0.05)           --
  2006             12.01         0.21*           1.67*         1.88         (0.21)           (0.07)           (0.28)           --
  2005             11.63         0.20*           0.60*         0.80         (0.22)           (0.20)           (0.42)           --
  2004              8.79         0.15*           2.87*         3.02         (0.14)           (0.04)           (0.18)           --
  2003             11.05         0.12           (2.24)        (2.12)        (0.13)           (0.01)           (0.14)           --
  2002             11.49         0.15           (0.02)         0.13         (0.16)           (0.41)           (0.57)           --
  CLASS D
  2006@         $  13.52      $  0.01*        $  0.17*      $  0.18       $ (0.02)        $     --          $ (0.02)           --
  2006             11.93         0.08*           1.66*         1.74         (0.08)           (0.07)           (0.15)           --
  2005             11.54         0.07*           0.60*         0.67         (0.08)           (0.20)           (0.28)           --
  2004              8.73         0.05*           2.84*         2.89         (0.04)           (0.04)           (0.08)           --
  2003             10.97         0.03           (2.23)        (2.20)        (0.03)           (0.01)           (0.04)           --
  2002             11.41         0.03           (0.02)         0.01         (0.04)           (0.41)           (0.45)           --
  CLASS I
  2006@         $  13.61      $  0.06*        $  0.15*      $  0.21       $ (0.04)        $     --          $ (0.04)           --
  2006             12.00         0.18*           1.68*         1.86         (0.18)           (0.07)           (0.25)           --
  2005             11.62         0.17*           0.60*         0.77         (0.19)           (0.20)           (0.39)           --
  2004              8.79         0.13*           2.86*         2.99         (0.12)           (0.04)           (0.16)           --
  2003(2)           9.38         0.07           (0.58)        (0.51)        (0.07)           (0.01)           (0.08)           --
DIVERSIFIED GLOBAL STOCK FUND
  CLASS A
  2006@         $  13.11      $  0.02*        $  0.16*      $  0.18       $ (0.02)        $     --          $ (0.02)           --
  2006             11.16         0.11*           1.97*         2.08         (0.11)           (0.02)           (0.13)           --
  2005             10.52         0.11*           0.69*         0.80         (0.12)           (0.04)           (0.16)           --
  2004              7.50         0.07*           3.02*         3.09         (0.06)           (0.01)           (0.07)           --
  2003             10.20         0.04           (2.70)        (2.66)        (0.04)++            --            (0.04)           --++
  2002             10.58         0.04           (0.04)           --         (0.03)           (0.35)           (0.38)           --
  CLASS D
  2006@         $  12.36      $ (0.04)*       $  0.14*      $  0.10       $    --         $     --          $    --            --
  2006             10.57        (0.01)*          1.86*         1.85         (0.04)           (0.02)           (0.06)           --
  2005             10.01           --*           0.66*         0.66         (0.06)           (0.04)           (0.10)           --
  2004              7.17        (0.02)*          2.88*         2.86         (0.01)           (0.01)           (0.02)           --
  2003              9.80           --           (2.63)        (2.63)           --               --               --            --
  2002             10.25        (0.06)          (0.04)        (0.10)           --            (0.35)           (0.35)           --
  CLASS I
  2006@         $  13.08      $    --*        $  0.16*      $  0.16       $ (0.01)        $     --          $ (0.01)           --
  2006             11.14         0.10*           1.94*         2.04         (0.08)           (0.02)           (0.10)           --
  2005             10.50         0.10*           0.67*         0.77         (0.09)           (0.04)           (0.13)           --
  2004              7.50         0.06*           2.99*         3.05         (0.04)           (0.01)           (0.05)           --
  2003(2)           8.30           --           (0.78)        (0.78)        (0.02)              --            (0.02)           --

-------------------------------------------------------------------------------------------------------------

                                                                                       Ratio of
                                                                                       Expenses
                                                                    Ratio of Net     to Average
                                                                      Investment     Net Assets
                                                     Ratio of Net         Income     (Excluding
                Net Asset               Net Assets       Expenses         (Loss)        Waivers   Portfolio
               Value, End     Total  End of Period     to Average     to Average      and Reim-    Turnover
                of Period   Return+  ($ Thousands)   Net Assets**     Net Assets   bursement)**        Rate
-------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
  CLASS A
  2006@          $ 13.80      1.80%     $  218,979           0.12%          1.19%          0.35%          8%
  2006             13.61     15.81         236,477           0.12           1.64           0.36          69
  2005             12.01      6.89         206,579           0.12           1.69           0.40          16
  2004             11.63     34.53         171,034           0.12           1.45           0.36          32
  2003              8.79    (19.30)        122,522           0.12           1.31           0.38          68
  2002             11.05      1.17         148,169           0.12           1.32           0.36          31
  CLASS D
  2006@          $ 13.68      1.32%     $   13,425           1.12%          0.19%          1.35%          8%
  2006             13.52     14.69          14,026           1.12           0.62           1.36          69
  2005             11.93      5.76          13,309           1.12           0.63           1.40          16
  2004             11.54     33.18          17,583           1.12           0.46           1.36          32
  2003              8.73    (20.10)         16,932           1.12           0.30           1.38          68
  2002             10.97      0.09          21,670           1.12           0.34           1.36          31
  Class I
  2006@          $ 13.78      1.59%     $   36,780           0.37%          0.94%          0.61%          8%
  2006             13.61     15.63          32,240           0.37           1.44           0.61          69
  2005             12.00      6.59          22,177           0.37           1.47           0.66          16
  2004             11.62     34.13          14,686           0.37           1.25           0.62          32
  2003(2)           8.79     (5.52)          3,859           0.37           1.04           0.63          68
DIVERSIFIED GLOBAL STOCK FUND
  CLASS A
  2006@          $ 13.27      1.40%     $  123,118           0.12%          0.32%          0.35%          6%
  2006             13.11     18.75         142,449           0.12           0.95           0.36          86
  2005             11.16      7.62         123,048           0.12           1.07           0.41          19
  2004             10.52     41.32         123,657           0.12           0.78           0.36          58
  2003              7.50    (26.11)         87,359           0.12           0.48           0.38         149
  2002             10.20      0.05         115,692           0.12           0.36           0.39          36
  CLASS D
  2006@          $ 12.46      0.81%     $    5,878           1.12%         (0.68)%         1.35%          6%
  2006             12.36     17.53           6,046           1.12          (0.10)          1.36          86
  2005             10.57      6.57           6,920           1.12           0.05           1.41          19
  2004             10.01     39.94           7,969           1.12          (0.21)          1.36          58
  2003              7.17    (26.84)          5,767           1.12          (0.53)          1.38         149
  2002              9.80     (1.06)          7,985           1.12          (0.60)          1.39          36
  CLASS I
  2006@          $ 13.23      1.26%     $   12,285           0.37%          0.09%          0.60%          6%
  2006             13.08     18.40           9,110           0.37           0.82           0.61          86
  2005             11.14      7.35           8,445           0.37           0.96           0.66          19
  2004             10.50     40.77           3,177           0.37           0.58           0.61          58
  2003(2)           7.50     (9.41)            978           0.37           0.01           0.63         149


--------------------------------------------------------------------------------
40          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006

---------------------------------------------------------------------------------------------------------------------------------

                                         Net Realized
                                                  and                                Distributions
               Net Asset          Net      Unrealized                   Dividends             from                         Total
                  Value,   Investment           Gains                    from Net         Realized     Return          Dividends
               Beginning       Income     (Losses) on    Total from    Investment          Capital         of                and
               of Period       (Loss)      Securities    Operations        Income            Gains    Capital      Distributions
---------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED U.S. STOCK FUND
  2006@         $  15.52      $  0.03*        $  0.06*      $  0.09       $ (0.04)        $     --    $    --            $ (0.04)
  20061             3.46         0.08*           2.08*         2.16         (0.07)           (0.03)        --              (0.10)
  20051             2.91         0.10*           0.62*         0.72         (0.11)           (0.06)        --              (0.17)
  2004              9.48         0.09*           3.42*         3.51         (0.07)           (0.01)        --              (0.08)
  20031             2.84         0.06           (3.36)        (3.30)        (0.05)              --      (0.01)             (0.06)
  20021             3.23         0.07            0.09          0.16         (0.04)           (0.51)        --              (0.55)
  CLASS D
  2006@         $  14.60      $ (0.04)*       $  0.05*      $  0.01       $    --         $     --    $    --            $    --
  2006             12.73        (0.06)*          1.96*         1.90            --            (0.03)        --              (0.03)
  2005             12.25        (0.03)*          0.59*         0.56         (0.02)           (0.06)        --              (0.08)
  2004              9.04        (0.01)*          3.23*         3.22            --            (0.01)        --              (0.01)
  2003             12.30        (0.07)          (3.19)        (3.26)           --               --         --                 --
  2002             12.80        (0.08)           0.09          0.01            --            (0.51)        --              (0.51)
  CLASS I
  2006@         $  15.48      $  0.02*        $  0.05*      $  0.07       $ (0.03)        $     --    $    --            $ (0.03)
  2006             13.44         0.05*           2.07*         2.12         (0.05)           (0.03)        --              (0.08)
  2005             12.89         0.08*           0.61*         0.69         (0.08)           (0.06)        --              (0.14)
  2004              9.48         0.06*           3.41*         3.47         (0.05)           (0.01)        --              (0.06)
  2003(3)          10.03         0.02           (0.55)        (0.53)        (0.02)              --         --              (0.02)
DEFENSIVE STRATEGY FUND
  CLASS A
  2006@         $  10.58      $  0.16*        $  0.16*      $  0.32       $ (0.12)        $     --    $    --            $ (0.12)
  2006             10.34         0.39*           0.20*         0.59         (0.33)           (0.02)        --              (0.35)
  2005             10.29         0.29*           0.06*         0.35         (0.25)           (0.05)        --              (0.30)
  2004(4)          10.00         0.14*           0.15*         0.29            --               --         --                 --
  CLASS I
  2006@         $  10.70      $  0.13*        $  0.16*      $  0.29       $ (0.12)        $     --    $    --            $ (0.12)
  2006             10.46         0.37*^          0.22*         0.59         (0.33)           (0.02)        --              (0.35)
  2005             10.30         0.38*           0.08*         0.46         (0.25)           (0.05)        --              (0.30)
  2004(4)          10.00         0.16*           0.14*         0.30            --               --         --                 --
DEFENSIVE STRATEGY ALLOCATION FUND
  CLASS A
  2006@         $  12.68      $  0.22*        $  0.27*      $  0.49       $ (0.13)        $     --    $    --            $ (0.13)
  2006(11)         11.48         0.40*           1.31*         1.71         (0.36)           (0.15)        --              (0.51)
  2005(8)          40.84         0.88*           0.16*         1.04         (0.80)           (0.16)    (29.44)(5)         (30.40)
  2004(4)(8)       40.00         0.80*           0.04*         0.84            --               --         --                 --
CONSERVATIVE STRATEGY FUND
  CLASS A
  2006@         $  11.13      $  0.16*        $  0.22*      $  0.38       $ (0.12)        $     --    $    --            $ (0.12)
  2006             10.61         0.38*           0.53*         0.91         (0.34)           (0.05)        --              (0.39)
  2005             10.43         0.31*           0.22*         0.53         (0.28)           (0.07)        --              (0.35)
  2004(4)          10.00         0.13*           0.30*         0.43            --               --         --                 --
  CLASS I
  2006@         $  11.29      $  0.09*        $  0.28*      $  0.37       $ (0.12)        $     --    $    --            $ (0.12)
  2006             10.75         0.39*^          0.54*         0.93         (0.34)           (0.05)        --              (0.39)
  2005             10.46         0.37*           0.27*         0.64         (0.28)           (0.07)        --              (0.35)
  2004(4)          10.00         0.16*           0.30*         0.46            --               --         --                 --

-------------------------------------------------------------------------------------------------------------------

                                                                          Ratio of Net      to Average
                                                                            Investment      Net Assets
                                                         Ratio of Net           Income      (Excluding
               Net Asset                    Net Assets       Expenses           (Loss)        Waivers    Portfolio
              Value, End       Total     End of Period     to Average       to Average       and Reim-    Turnover
               of Period     Return+     ($ Thousands)   Net Assets**       Net Assets    bursement)**        Rate
-------------------------------------------------------------------------------------------------------------------
DIVERSIFIED U.S. STOCK FUND
  2006@         $  15.57        0.56%         $ 79,405           0.12%            0.46%           0.35%          2%
  20061            15.52       16.10            89,770           0.12             0.57            0.37         101
  20051            13.46        5.62            89,902           0.12             0.79            0.41          11
  2004             12.91       37.24           100,571           0.12             0.79            0.36          27
  20031             9.48      (25.78)           77,148           0.12             0.57            0.38          14
  20021            12.84        1.16           110,391           0.12             0.45            0.35          35
  CLASS D
  2006@         $  14.61        0.07%         $ 10,976           1.12%           (0.53)%          1.35%          2%
  2006             14.60       14.91            13,190           1.12            (0.43)           1.37         101
  2005             12.73        4.57            12,676           1.12            (0.21)           1.41          11
  2004             12.25       35.68            15,562           1.12            (0.11)           1.36          27
  2003              9.04      (26.50)           20,137           1.12            (0.43)           1.38          14
  2002             12.30        0.03            30,684           1.12            (0.54)           1.35          35
  CLASS I
  2006@         $  15.52        0.43%          $ 5,677           0.37%            0.22%           0.60%          2%
  2006             15.48       15.78             5,936           0.37             0.35            0.62         101
  2005             13.44        5.35             4,323           0.37             0.58            0.66          11
  2004             12.89       36.76             2,251           0.37             0.51            0.61          27
  2003(3)           9.48       (5.25)              698           0.37             0.05            0.63          14
DEFENSIVE STRATEGY FUND
  CLASS A
  2006@         $  10.78        3.05%         $105,275           0.10%            3.09%           0.34%         77%
  2006             10.58        5.81            99.511           0.10             3.69            0.35          46
  2005             10.34        3.44            26,587           0.10             2.78            0.49          52
  2004(4)          10.29        2.90             2,500           0.10             3.78            4.04           1
  CLASS I
  2006@         $  10.87        2.73%         $     --           0.10%+++         2.35%           0.34%         77%
  2006             10.70        5.74                --           0.10             3.69            0.35          46
  2005             10.46        4.51(6)             --           0.10             2.78            0.49          52
  2004(4)          10.30        3.00(6)             --           0.10             3.78            4.04           1
DEFENSIVE STRATEGY ALLOCATION FUND
  CLASS A
  2006@         $  13.04        3.91%         $ 21,359           0.10%            3.51%           0.34%         13%
  2006(11)         12.68       15.10            20,027           0.10             3.74            0.36          49
  2005(8)          11.48        3.09             4,608           0.10             2.14            0.59         212
  2004(4)(8)       40.84        2.10             1,249           0.10             5.38            8.27           5
CONSERVATIVE STRATEGY FUND
  CLASS A
  2006@         $  11.39        3.40%         $134,777           0.10%            2.94%           0.34%         86%
  2006             11.13        8.72           110,248           0.10             3.48            0.35          15
  2005             10.61        5.12            47,268           0.10             2.97            0.46          49
  2004(4)          10.43        4.30             3,092           0.10             3.44            2.69           4
  CLASS I
  2006@         $  11.54        3.26%         $     38           0.35%            1.52%           0.59%         86%
  2006             11.29        8.79(6)             --           0.10             3.48            0.35          15
  2005             10.75        6.17(6)             --           0.10             2.97            0.46          49
  2004(4)          10.46        4.60(6)             --           0.10             3.44            2.69           4


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006          41

Financial Highlights

For the six months ended September 30, 2006 (Unaudited) and the periods ended March 31, For a Share Outstanding Throughout each Period

--------------------------------------------------------------------------------------------------------------------------------

                                         Net Realized                               Distributions
               Net Asset                          and                  Dividends             from                         Total
                  Value,          Net      Unrealized                   from Net         Realized     Return          Dividends
               Beginning   Investment        Gains on    Total from   Investment          Capital         of                and
               of Period       Income      Securities    Operations       Income            Gains    Capital      Distributions
--------------------------------------------------------------------------------------------------------------------------------
CONSERVATIVE STRATEGY ALLOCATION FUND
  CLASS A
  2006@         $  11.30      $  0.17*        $  0.28*      $  0.45     $  (0.10)         $    --    $    --            $ (0.10)
  2006(10)         10.18         0.32*           1.30*         1.62        (0.32)           (0.18)        --              (0.50)
  2005(7)          20.90         0.52*           0.48*         1.00        (0.50)           (0.14)    (11.08)(5)         (11.72)
  2004(4)(7)       20.00         0.24*           0.66*         0.90           --               --         --                 --
MODERATE STRATEGY FUND
  CLASS A
  2006@         $  11.82      $  0.17*        $  0.23*      $  0.40     $  (0.10)         $    --    $    --            $ (0.10)
  2006             11.03         0.37*           0.82*         1.19        (0.34)           (0.06)        --              (0.40)
  2005             10.69         0.34*           0.33*         0.67        (0.28)           (0.05)        --              (0.33)
  2004(4)          10.00         0.14*           0.55*         0.69           --               --         --                 --
  CLASS I
  2006@         $  12.05      $  0.11*        $  0.29*      $  0.40     $  (0.10)         $    --    $    --            $ (0.10)
  2006             11.18         0.42*^          0.85*         1.27        (0.34)           (0.06)        --              (0.40)
  2005             10.73         0.42*           0.36*         0.78        (0.28)           (0.05)        --              (0.33)
  2004(4)          10.00         0.15*           0.58*         0.73           --               --         --                 --
MODERATE STRATEGY ALLOCATION FUND
  CLASS A
  2006@         $  14.03      $  0.12*        $  0.35*      $  0.47     $  (0.07)         $    --    $    --            $ (0.07)
  2006(10)         12.54         0.28*           1.58*         1.86        (0.27)           (0.10)        --              (0.37)
  2005(7)          21.16         0.52*           0.58*         1.10        (0.46)           (0.14)     (9.12)(5)          (9.72)
  2004(4)(7)       20.00         0.30*           0.86*         1.16           --               --         --                 --
AGGRESSIVE STRATEGY FUND
  CLASS A
  2006@         $  13.18      $  0.08*        $  0.11*      $  0.19     $  (0.06)         $    --    $    --            $ (0.06)
  2006             11.45         0.28*           1.75*         2.03        (0.24)           (0.06)        --              (0.30)
  2005             10.89         0.30*           0.56*         0.86        (0.24)           (0.06)        --              (0.30)
  2004(4)          10.00         0.09*           0.80*         0.89           --               --         --                 --
  CLASS I
  2006@         $  12.99      $  0.03*        $  0.13*      $  0.16     $  (0.06)         $    --    $    --             $(0.06)
  2006             11.36         0.18*^          1.75*         1.93        (0.24)           (0.06)        --              (0.30)
  2005             10.87         0.17*           0.62*         0.79        (0.24)           (0.06)        --              (0.30)
  2004(4)          10.00         0.18*           0.69*         0.87           --               --         --                 --
TAX-MANAGED AGGRESSIVE STRATEGY FUND
  CLASS A
  2006@         $  13.26      $  0.05*        $  0.09*      $  0.14     $  (0.04)         $    --    $    --            $ (0.04)
  2006             11.54         0.21*           1.78*         1.99        (0.19)           (0.08)        --              (0.27)
  2005             10.89         0.24*           0.62*         0.86        (0.19)           (0.02)        --              (0.21)
  2004(4)          10.00         0.06*           0.83*         0.89           --               --         --                 --
CORE MARKET STRATEGY FUND
  CLASS A
  2006@         $  11.37      $  0.17*        $  0.13*      $  0.30     $  (0.09)         $    --    $    --            $ (0.09)
  2006             10.73         0.35*           0.67*         1.02        (0.32)           (0.06)        --              (0.38)
  2005             10.60         0.33*           0.16*         0.49        (0.28)           (0.08)        --              (0.36)
  2004(4)          10.00         0.11*           0.49*         0.60           --               --         --                 --
  CLASS I
  2006@         $  11.63      $  0.19*        $  0.12*      $  0.31     $  (0.09)         $    --    $    --            $ (0.09)
  2006             10.88         0.43*^          0.70*         1.13        (0.32)           (0.06)        --              (0.38)
  2005             10.62         0.43*           0.19*         0.62        (0.28)           (0.08)        --              (0.36)
  2004(4)          10.00         0.16*           0.46*         0.62           --               --         --                 --

------------------------------------------------------------------------------------------------------------------

                                                                                             Ratio of
                                                                                             Expenses
                                                                                           to Average
                                                                         Ratio of Net      Net Assets
                                                        Ratio of Net       Investment      (Excluding
               Net Asset                   Net Assets       Expenses           Income         Waivers   Portfolio
              Value, End     Total      End of Period     to Average       to Average       and Reim-    Turnover
               of Period   Return+      ($ Thousands)   Net Assets**       Net Assets    bursement)**        Rate
------------------------------------------------------------------------------------------------------------------
CONSERVATIVE STRATEGY ALLOCATION FUND
  CLASS A
  2006@         $  11.65      4.00%        $   43,912           0.10%            3.01%           0.34%          8%
  2006(10)         11.30     16.29             37,197           0.10             3.22            0.37          28
  2005(7)          10.18      5.18             25,443           0.10             2.48            0.45         167
  2004(4)(7)       20.90      4.50              3,090           0.10             3.03            2.27          --
MODERATE STRATEGY FUND
  CLASS A
  2006@         $  12.12      3.45%        $  428,963           0.10%            2.81%           0.34%         43%
  2006             11.82     10.89            342,663           0.10             3.22            0.35           6
  2005             11.03      6.32            163,817           0.10             3.06            0.41          27
  2004(4)          10.69      6.90              9,400           0.10             3.54            1.64           4
  CLASS I
  2006@         $  12.35      3.39%        $       38           0.35%            1.83%           0.59%         43%
  2006             12.05     11.46(6)              --           0.10             3.22            0.35           6
  2005             11.18      7.34(6)              --           0.10             3.06            0.41          27
  2004(4)          10.73      7.30(6)              --           0.10             3.54            1.64           4
MODERATE STRATEGY ALLOCATION FUND
  CLASS A
  2006@         $  14.43      3.40%        $  111,247           0.10%            1.73%           0.34%          3%
  2006(10)         14.03     14.98             91,539           0.10             2.26            0.36          12
  2005(7)          12.54      5.61             40,281           0.10             2.39            0.43         137
  2004(4)(7)       21.16      5.80              2,118           0.10             3.94            4.71           1
AGGRESSIVE STRATEGY FUND
  CLASS A
  2006@         $  13.31      1.42%        $  292,177           0.10%            1.21%           0.34%          2%
  2006             13.18     17.90            192,654           0.10             2.27            0.35          60
  2005             11.45      7.87             73,500           0.10             2.66            0.43          13
  2004(4)          10.89      8.90              6,721           0.10             2.18            2.24           2
  CLASS I
  2006@         $  13.09      1.21%        $      442           0.35%            0.47%           0.59%          2%
  2006             12.99     17.16                 --           0.10             2.27            0.35          60
  2005             11.36      7.24                 --           0.10             2.66            0.43          13
  2004(4)          10.87      8.70                 --           0.10             2.18            2.24           2
TAX-MANAGED AGGRESSIVE STRATEGY FUND
  CLASS A
  2006@         $  13.36      1.06%        $   79,432           0.10%            0.78%           0.34%          5%
  2006             13.26     17.35             66,660           0.10             1.69            0.35          12
  2005             11.54      7.90             34,131           0.10             2.11            0.50          18
  2004(4)          10.89      8.90              2,664           0.10             1.39            2.16          44
CORE MARKET STRATEGY FUND
  CLASS A
  2006@         $  11.58      2.67%        $  101,680           0.10%            3.03%           0.34%         11%
  2006             11.37      9.68             84,047           0.10             3.18            0.35          42
  2005             10.73      4.66             40,602           0.10             3.09            0.46          55
  2004(4)          10.60      6.00              5,867           0.10             2.87            2.54           6
  CLASS I
  2006@         $  11.85      2.70%(6)     $       --           0.10%+++         3.21%           0.34%         11%
  2006             11.63     10.57(6)              --           0.10             3.18            0.35          42
  2005             10.88      5.89(6)              --           0.10             3.09            0.46          55
  2004(4)          10.62      6.20(6)              --           0.10             2.87            2.54           6


--------------------------------------------------------------------------------
42          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006

---------------------------------------------------------------------------------------------------------------------------------

                                           Net Realized                              Distributions
               Net Asset                            and                  Dividends            from                         Total
                  Value,           Net       Unrealized                   from Net        Realized     Return          Dividends
               Beginning    Investment   Gains (Losses)    Total from   Investment         Capital         of                and
               of Period        Income    on Securities    Operations       Income           Gains    Capital      Distributions
---------------------------------------------------------------------------------------------------------------------------------
CORE MARKET STRATEGY ALLOCATION FUND
  CLASS A
  2006@         $  12.92       $  0.05*         $  0.10*      $  0.15      $ (0.04)       $     --    $    --            $ (0.04)
  2006(10)         11.32          0.19*            1.74*         1.93        (0.17)          (0.16)        --              (0.33)
  2005(7)          21.08          0.56*            0.46*         1.02        (0.42)          (0.10)    (10.26)(5)         (10.78)
  2004(4)(7)       20.00          1.80*           (0.72)*        1.08           --              --         --                 --
MARKET GROWTH STRATEGY FUND
  CLASS A
  2006@         $  12.18       $  0.13*         $  0.11*      $  0.24      $ (0.08)       $     --    $    --            $ (0.08)
  2006             11.02          0.32*            1.17*         1.49        (0.28)          (0.05)        --              (0.33)
  2005             10.63          0.33*            0.36*         0.69        (0.25)          (0.05)        --              (0.30)
  2004(4)          10.00          0.08*            0.55*         0.63           --              --         --                 --
  CLASS I
  2006@         $  12.04       $  0.09*         $  0.18*      $  0.27      $ (0.08)       $     --    $    --            $ (0.08)
  2006             10.84          0.36*^           1.17*         1.53        (0.28)          (0.05)        --              (0.33)
  2005             10.58          0.15*            0.41*         0.56        (0.25)          (0.05)        --              (0.30)
  2004(4)          10.00          0.17*            0.41*         0.58           --              --         --                 --
MARKET GROWTH STRATEGY ALLOCATION FUND
  CLASS A
  2006@         $  14.82       $  0.06*         $  0.09*      $  0.15      $ (0.04)       $     --    $    --            $ (0.04)
  2006(12)         12.89          0.24*            1.94*         2.18        (0.22)          (0.03)        --              (0.25)
  2005(9)          15.99          0.36*            0.62*         0.98        (0.35)          (0.16)     (3.57)(5)          (4.08)
  2004(4)(9)       15.00          0.09*            0.90*         0.99           --              --         --                 --

---------------------------------------------------------------------------------------------------------------

                                                                                        Ratio of
                                                                                        Expenses
                                                                                      to Average
                                                                     Ratio of Net     Net Assets
                                                      Ratio of Net     Investment     (Excluding
               Net Asset                 Net Assets       Expenses         Income        Waivers   Portfolio
              Value, End     Total    End of Period     to Average     to Average      and Reim-    Turnover
               of Period   Return+    ($ Thousands)   Net Assets**     Net Assets   bursement)**        Rate
-------------------------------------------------------------------------------------------------------------
CORE MARKET STRATEGY ALLOCATION FUND
  CLASS A
  2006@          $ 13.03      1.16%     $    24,623           0.10%          0.78%          0.34%          7%
  2006(10)         12.92     17.29           20,456           0.10           1.67           0.36          34
  2005(7)          11.32      5.53           13,474           0.10           2.61           0.57         159
  2004(4)(7)       21.08      5.40              382           0.10          23.19          64.00          --
MARKET GROWTH STRATEGY FUND
  CLASS A
  2006@          $ 12.34      1.96%     $   599,356           0.10%          2.14%          0.34%          3%
  2006             12.18     13.72          466,958           0.10           2.74           0.35          44
  2005             11.02      6.50          208,538           0.10           2.98           0.40           8
  2004(4)          10.63      6.30           11,707           0.10           2.02           1.55          13
  CLASS I
  2006@          $ 12.23      2.23%(6)  $       284           0.35%          1.55%          0.59%          3%
  2006             12.04     14.32(6)            --           0.10           2.74           0.35          44
  2005             10.84      5.29               --           0.10           2.98           0.40           8
  2004(4)          10.58      5.80               --           0.10           2.02           1.55          13
MARKET GROWTH STRATEGY ALLOCATION FUND
  CLASS A
  2006@          $ 14.93      1.05%     $   150,064           0.10%          0.78%          0.34%          4%
  2006(12)         14.82     17.02          127,791           0.10           1.77           0.36           8
  2005(9)          12.89      6.42           55,765           0.10           2.25           0.43          71
  2004(4)(9)       15.99      6.60           11,608           0.10           1.48           0.87           1

 (1) Commenced operations June 28, 2002. All ratios have been annualized. Total return has not been annualized.
 (2) Commenced operations July 31, 2002. All ratios have been annualized. Total return has not been annualized.
 (3) Commenced operations September 4, 2002. All ratios have been annualized. Total return has not been annualized.
 (4) Commenced operations November 14, 2003. All ratios have been annualized. Total return has not been annualized.
 (5)  For more information see footnote 7 in the notes to financial statements.
 (6) Class I shares have not been marketed and have a limited number of shares outstanding. The total return in Class I exceeds Class A due to rounding.
 (7) Per share amounts have been restated for a 1 for 2 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Notes 8 and 11 in the Notes to the Financial Statements.
 (8) Per share amounts have been restated for a 1 for 4 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Notes 8 and 11 in the Notes to the Financial Statements.
 (9) Per share amounts have been restated for a 2 for 3 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Notes 8 and 11 in the Notes to the Financial Statements.
(10) Per share amounts have been adjusted for a 1 for 2 reverse stock split paid to shareholders of record on May 6, 2005. For more information see
      Note 8 in the Notes to the Financial Statements.
(11) Per share amounts have been adjusted for a 1 for 4 reverse stock split paid to shareholders of record on May 6, 2005. For more information see
      Note 8 in the Notes to the Financial Statements.
(12) Per share amounts have been adjusted for a 2 for 3 reverse stock split paid to shareholders of record on May 6, 2005. For more information see
      Note 8 in the Notes to the Financial Statements.
   + Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
  ++  Amount per share is less than $0.01.
 +++ Excludes a 0.25% Administrative Servicing Fee which currently is not being charged to the Class due to the immaterial amount.
   @ For the six months ended September 30, 2006 (unaudited). All ratios have been annualized.
   *  Per share calculations were performed using average shares.
  ** The expense ratios do not include expenses of the underlying affiliated investment companies.
   ^ The per share amounts for net investment income (loss) between classes does not accord with the ratios of net investment income (loss) between classes due to the size of Class I relative to the other classes.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006          43

Notes to Financial Statements (Unaudited)

September 30, 2006

1. ORGANIZATION

SEI Asset Allocation Trust (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended, ("1940 Act") as an open-end investment company with nineteen diversified Funds: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund, Diversified U.S. Stock Fund, Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund and Market Growth Strategy Allocation Fund, (each a "Fund," collectively the "Funds"). Each Fund is a "fund of funds" and offers shareholders the opportunity to invest in certain underlying affiliated investment companies, which are separately-managed series of the following investment companies: SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, as follows: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund and Diversified U.S. Stock Fund offer Class A Shares, Class D Shares, and Class I Shares. Defensive Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund, Core Market Strategy Fund and Market Growth Strategy Fund offer Class A and Class I Shares (formerly Class D Shares). Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Allocation Fund, and Market Growth Strategy Allocation Fund offer Class A Shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Trust's prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- The assets of each Fund consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are allocated to the Funds on the basis of relative daily net assets. Expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date. Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENT AGREEMENT -- SEI Investments Global Funds Services (formerly SEI Investments Fund Management) (the "Administrator") provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.20% of the average daily net assets of each Fund. The Administrator has voluntarily agreed to waive all or a portion of its fees and to reimburse the Funds so that the total annual expenses of each Fund will not exceed the expense limitations adopted by the Administrator. These waivers and reimbursements may be terminated by the


--------------------------------------------------------------------------------
44          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006

Administrator at any time at its sole discretion. The following are the voluntary expense limitations:

--------------------------------------------------------------------------------
                                           Class A       Class D       Class I
--------------------------------------------------------------------------------
Diversified Conservative
  Income Fund                                0.12%         1.12%         0.37%
Diversified Conservative Fund                0.12%         1.12%         0.37%
Diversified Global Moderate
  Growth Fund                                0.12%         1.12%         0.37%
Diversified Moderate Growth Fund             0.12%         1.12%         0.37%
Diversified Global Growth Fund               0.12%         1.12%         0.37%
Diversified Global Stock Fund                0.12%         1.12%         0.37%
Diversified U.S. Stock Fund                  0.12%         1.12%         0.37%
Defensive Strategy Fund                      0.10%           --          0.35%*
Defensive Strategy
  Allocation Fund                            0.10%           --            --
Conservative Strategy Fund                   0.10%           --          0.35%
Conservative Strategy
  Allocation Fund                            0.10%           --            --
Moderate Strategy Fund                       0.10%           --          0.35%
Moderate Strategy
  Allocation Fund                            0.10%           --            --
Aggressive Strategy Fund                     0.10%           --          0.35%
Tax-Managed Aggressive
  Strategy Fund                              0.10%           --            --
Core Market Strategy Fund                    0.10%           --          0.35%*
Core Market Strategy
  Allocation Fund                            0.10%           --            --
Market Growth Strategy Fund                  0.10%           --          0.35%
Market Growth Strategy
  Allocation Fund                            0.10%           --            --

* Includes a 0.25% Administrative Servicing Fee which currently is not being charged to the Class due to the immaterial amount.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI") and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

--------------------------------------------------------------------------------
                                  Shareholder    Administrative
                                   Servicing       Servicing       Distribution
                                     Fees             Fees            Fees*
--------------------------------------------------------------------------------
Diversified Conservative Income Fund
   Class D                           0.25%             --             0.75%
   Class I                             --            0.25%              --
Diversified Conservative Fund
   Class D                           0.25%             --             0.75%
   Class I                             --            0.25%              --
Diversified Global Moderate Growth Fund
   Class D                           0.25%             --             0.75%
   Class I                             --            0.25%              --

--------------------------------------------------------------------------------
                                  Shareholder    Administrative
                                   Servicing       Servicing       Distribution
                                     Fees             Fees            Fees*
--------------------------------------------------------------------------------
Diversified Moderate Growth Fund
   Class D                           0.25%             --             0.75%
   Class I                             --            0.25%              --
Diversified Global Growth Fund
   Class D                           0.25%             --             0.75%
   Class I                             --            0.25%              --
Diversified Global Stock Fund
   Class D                           0.25%             --             0.75%
   Class I                             --            0.25%              --
Diversified U.S. Stock Fund
   Class D                           0.25%             --             0.75%
   Class I                             --            0.25%              --
Defensive Strategy Fund
   Class I                             --            0.25%**            --
Conservative Strategy Fund
   Class I                             --            0.25%              --
Moderate Strategy Fund
   Class I                             --            0.25%              --
Aggressive Strategy Fund
   Class I                             --            0.25%              --
Core Market Strategy Fund
   Class I                             --            0.25%**            --
Market Growth Strategy Fund
   Class I                             --            0.25%              --

 * These payments are characterized as "compensation" and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

** This fee is not currently being charged to the Class due to the immaterial amount.

The Distributor may voluntarily waive all or a portion of the shareholder servicing fees for Class D of each fund. Such waivers are voluntary and may be discontinued at any time. There were no waivers by the Distributor during the six months ended September 30, 2006.

Certain officers and Trustees of the Trust are also officers and/or Directors of the Administrator or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of officers and affiliated Trustees.

INVESTMENT ADVISORY AGREEMENT -- SEI Investments Management Corporation ("SIMC") serves as investment adviser (the "Adviser") to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.10% of each Fund's average daily net assets.

The Administrator, Distributor, and Adviser for the Trust serve in the same capacity for the underlying affiliated investment companies.

SIMC is the sole shareholder of Class I Shares of Defensive Strategy Fund and Core Market Strategy Fund.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006          45

September 30, 2006

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the funds were as follows (Thousands):

For the six months ended September 30, 2006 (Unaudited) and the year ended March 31, 2006

--------------------------------------------------------------------------------------------------------------------
                                    DIVERSIFIED           DIVERSIFIED       DIVERSIFIED GLOBAL       DIVERSIFIED
                                CONSERVATIVE INCOME      CONSERVATIVE         MODERATE GROWTH      MODERATE GROWTH
                                       FUND                  FUND                  FUND                  FUND
--------------------------------------------------------------------------------------------------------------------
                              4/01/06-   4/01/05-   4/01/06-   4/01/05-   4/01/06-   4/01/05-   4/01/06-   4/01/05-
                               9/30/06    3/31/06    9/30/06    3/31/06    9/30/06    3/31/06    9/30/06    3/31/06
--------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                 512        852      1,190      1,886      1,736      3,850      1,516      3,431
     Shares Issued in Lieu
       of Cash Distributions        47        183         71        291         94        410        154        587
     Shares Redeemed              (949)    (1,288)    (1,834)    (2,358)    (3,388)    (3,795)    (3,334)    (6,247)
--------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions     (390)      (253)      (573)      (181)    (1,558)       465     (1,664)    (2,229)
--------------------------------------------------------------------------------------------------------------------
   CLASS D:
     Shares Issued                  25         73         77        120         46        120         84        218
     Shares Issued in Lieu
       of Cash Distributions         5         19          5         19          2         14          5         17
     Shares Redeemed              (112)      (444)      (244)      (189)       (80)      (258)      (189)      (283)
--------------------------------------------------------------------------------------------------------------------
   Total Class D Transactions      (82)      (352)      (162)       (50)       (32)      (124)      (100)       (48)
--------------------------------------------------------------------------------------------------------------------
   CLASS I:
     Shares Issued                 142        164        283        190      1,082        949        454        434
     Shares Issued in Lieu
       of Cash Distributions         4         13          5         21         12         39          9         34
     Shares Redeemed               (86)      (138)      (193)      (272)      (279)      (699)      (584)      (286)
--------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions       60         39         95        (61)       815        289       (121)       182
--------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
     Capital Shares               (412)      (566)      (640)      (292)      (775)       630     (1,885)    (2,095)
--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
46          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006

Capital Share Transactions for the funds were as follows (Thousands):

For the six months ended September 30, 2006 (Unaudited) and the year ended March 31, 2006

----------------------------------------------------------------------------------------------------
                                     DIVERSIFIED             DIVERSIFIED              DIVERSIFIED
                                    GLOBAL GROWTH            GLOBAL STOCK              U.S. STOCK
                                        FUND                     FUND                     FUND
----------------------------------------------------------------------------------------------------
                               4/01/06-  4/01/05-      4/01/06-   4/01/05-     4/01/06-    4/01/05-
                                9/30/06   3/31/06       9/30/06    3/31/06      9/30/06     3/31/06
----------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                2,133     4,692         1,341      2,813          410       1,002
     Shares Issued in Lieu
       of Cash Distributions         69       373            19        115           13          41
     Shares Redeemed             (3,707)   (4,901)       (2,943)    (3,090)      (1,107)     (1,937)
----------------------------------------------------------------------------------------------------
   Total Class A Transactions    (1,505)      164        (1,583)      (162)        (684)       (894)
----------------------------------------------------------------------------------------------------
   CLASS D:
     Shares Issued                  110       176            64        101           50         141
     Shares Issued in Lieu
       of Cash Distributions          1        12            --          2           --           2
     Shares Redeemed               (167)     (267)          (81)      (269)        (202)       (236)
----------------------------------------------------------------------------------------------------
   Total Class D Transactions       (56)      (79)          (17)      (166)        (152)        (93)
----------------------------------------------------------------------------------------------------
   CLASS I:
     Shares Issued                  791     1,029           335        465           59         215
     Shares Issued in Lieu
       of Cash Distributions          8        42             1          7            1           2
     Shares Redeemed               (500)     (550)         (103)      (534)         (77)       (156)
----------------------------------------------------------------------------------------------------
   Total Class I Transactions       299       521           233        (62)         (17)         61
----------------------------------------------------------------------------------------------------
   Increase (Decrease) in
     Capital Shares              (1,262)      606        (1,367)      (390)        (853)       (926)
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                                              DEFENSIVE            CONSERVATIVE
                                 DEFENSIVE STRATEGY      STRATEGY ALLOCATION         STRATEGY
                                        FUND                     FUND                  FUND
----------------------------------------------------------------------------------------------------
                               4/01/06-  4/01/05-      4/01/06-   4/01/05-     4/01/06-    4/01/05-
                                9/30/06   3/31/06       9/30/06    3/31/06      9/30/06     3/31/06
----------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                1,591    10,234           389      1,720(2)     5,551       7,075
     Shares Issued in Lieu
       of Cash Distributions        103       242            15         50(2)       102         252
     Shares Redeemed             (1,337)   (3,640)         (347)      (592)(2)   (3,729)     (1,876)
----------------------------------------------------------------------------------------------------
   Total Class A Transactions       357     6,836            57      1,178        1,924       5,451
----------------------------------------------------------------------------------------------------
   CLASS I:
     Shares Issued                   --        --            --         --            3          --
----------------------------------------------------------------------------------------------------
   Total Class I Transactions        --        --            --         --            3          --
----------------------------------------------------------------------------------------------------
   Increase in Capital Shares       357     6,836            57      1,178        1,927       5,451
----------------------------------------------------------------------------------------------------

(1) Restated to reflect the effect of the 1 for 4 reverse share split on May 6, 2005. See Notes 8 and 11 in Notes to Financial Statements.
(2) Adjusted to reflect the effect of the 1 for 4 reverse share split on May 6, 2005. See Note 8 in the Notes to Financial Statements.
Amounts designated as "--" are zero or have been rounded to zero.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006          47

September 30, 2006


4. CAPITAL SHARE TRANSACTIONS (Concluded)

Capital Share Transactions for the funds were as follows (Thousands):

For the six months ended September 30, 2006 (Unaudited) and the year ended March 31, 2006

-------------------------------------------------------------------------------------------------------
                                  CONSERVATIVE                                        MODERATE
                               STRATEGY ALLOCATION      MODERATE STRATEGY       STRATEGY ALLOCATION
                                      FUND                    FUND                      FUND
-------------------------------------------------------------------------------------------------------
                               4/01/06-  4/01/05-      4/01/06-   4/01/05-     4/01/06-    4/01/05-
                                9/30/06   3/31/06       9/30/06    3/31/06      9/30/06     3/31/06
-------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                  872     1,895(3)     11,879     19,633        1,960       4,394(3)
     Shares Issued in Lieu
       of Cash Distributions         28       127(3)        265        752           36         144(3)
     Shares Redeemed               (422)   (1,229)(3)    (5,743)    (6,247)        (809)     (1,224)(3)
-------------------------------------------------------------------------------------------------------
   Total Class A Transactions       478       793         6,401     14,138        1,187       3,314
-------------------------------------------------------------------------------------------------------
   CLASS I:
     Shares Issued                   --        --             3         --           --          --
-------------------------------------------------------------------------------------------------------
   Total Class I Transactions        --        --             3         --           --          --
-------------------------------------------------------------------------------------------------------
   Increase in Capital Shares       478       793         6,404     14,138        1,187       3,314
-------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                                           TAX-MANAGED
                               AGGRESSIVE STRATEGY     AGGRESSIVE STRATEGY     CORE MARKET STRATEGY
                                       FUND                    FUND                    FUND
----------------------------------------------------------------------------------------------------
                               4/01/06-  4/01/05-      4/01/06-   4/01/05-     4/01/06-    4/01/05-
                                9/30/06   3/31/06       9/30/06    3/31/06      9/30/06     3/31/06
----------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                9,522     9,546         1,477      2,670        2,817       4,973
     Shares Issued in Lieu
       of Cash Distributions         73       276            16         88           67         207
     Shares Redeemed             (2,268)   (1,621)         (577)      (690)      (1,491)     (1,576)
----------------------------------------------------------------------------------------------------
   Total Class A Transactions     7,327     8,201           916      2,068        1,393       3,604
----------------------------------------------------------------------------------------------------
   CLASS I:
     Shares Issued                   35        --            --         --           --          --
     Shares Redeemed                 (1)       --            --         --           --          --
----------------------------------------------------------------------------------------------------
   Total Class I Transactions        34        --            --         --           --          --
----------------------------------------------------------------------------------------------------
   Increase in Capital Shares     7,361     8,201           916      2,068        1,393       3,604
----------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                     CORE MARKET                                   MARKET GROWTH
                                 STRATEGY ALLOCATION      MARKET GROWTH         STRATEGY ALLOCATION
                                        FUND              STRATEGY FUND                 FUND
-------------------------------------------------------------------------------------------------------
                               4/01/06-  4/01/05-      4/01/06-   4/01/05-     4/01/06-    4/01/05-
                                9/30/06   3/31/06       9/30/06    3/31/06      9/30/06     3/31/06
-------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                  475       925(3)     17,019     23,766        2,490       5,619(4)
     Shares Issued in Lieu
       of Cash Distributions          5        42(3)        268        860           28         126(4)
     Shares Redeemed               (173)     (575)(3)    (7,068)    (5,213)      (1,092)     (1,448)(4)
-------------------------------------------------------------------------------------------------------
   Total Class A Transactions       307       392        10,219     19,413        1,426       4,297
-------------------------------------------------------------------------------------------------------
   CLASS I:
     Shares Issued                   --        --            24         --           --          --
     Shares Redeemed                 --        --            (1)        --           --          --
-------------------------------------------------------------------------------------------------------
   Total Class I Transactions        --       392            23         --           --          --
-------------------------------------------------------------------------------------------------------
   Increase in Capital Shares       307       392        10,242     19,413        1,426       4,297
-------------------------------------------------------------------------------------------------------

(1) Restated to reflect the effect of the 1 for 2 reverse share split on May 6, 2005. See Notes 8 and 11 in Notes to Financial Statements.
(2) Restated to reflect the effect of the 2 for 3 reverse share split on May 6, 2005. See Notes 8 and 11 in Notes to Financial Statements.
(3) Adjusted to reflect the effect of the 1 for 2 reverse share split on May 6, 2005. See Note 8 in the Notes to Financial Statements.
(4) Adjusted to reflect the effect of the 2 for 3 reverse share split on May 6, 2005. See Note 8 in the Notes to Financial Statements.

Amounts designated as "--" are zero or have been rounded to zero.


--------------------------------------------------------------------------------
48          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006

5. INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities during the six months ended September 30, 2006, were as follows ($ Thousands):

--------------------------------------------------------------------------------
                                                                          Total
--------------------------------------------------------------------------------
Diversified Conservative Income Fund
PURCHASES                                                              $  4,145
SALES                                                                     7,394
Diversified Conservative Fund
PURCHASES                                                                10,627
SALES                                                                    17,647
Diversified Global Moderate Growth Fund
PURCHASES                                                                23,174
SALES                                                                    25,789
Diversified Moderate Growth Fund
PURCHASES                                                                11,319
SALES                                                                    32,866
Diversified Global Growth Fund
PURCHASES                                                                22,896
SALES                                                                    40,764
Diversified Global Stock Fund
PURCHASES                                                                 9,128
SALES                                                                    17,717
Diversified U.S. Stock Fund
PURCHASES                                                                 2,468
SALES                                                                    14,689
Defensive Strategy Fund
PURCHASES                                                                80,931
SALES                                                                    76,605
Defensive Strategy Allocation Fund
PURCHASES                                                                 3,686
SALES                                                                     2,616
Conservative Strategy Fund
PURCHASES                                                               124,987
SALES                                                                   104,375
Conservative Strategy Allocation Fund
PURCHASES                                                                 8,641
SALES                                                                     3,263
Moderate Strategy Fund
PURCHASES                                                               238,901
SALES                                                                   161,085
Moderate Strategy Allocation Fund
PURCHASES                                                                20,459
SALES                                                                     3,382

--------------------------------------------------------------------------------
                                                                          Total
--------------------------------------------------------------------------------
Aggressive Strategy Fund
PURCHASES                                                              $100,900
SALES                                                                     4,252
Tax-Managed Aggressive Strategy Fund
PURCHASES                                                                15,270
SALES                                                                     3,439
Core Market Strategy Fund
PURCHASES                                                                25,642
SALES                                                                     9,992
Core Market Strategy Allocation Fund
PURCHASES                                                                 5,298
SALES                                                                     1,457
Market Growth Strategy Fund
PURCHASES                                                               142,813
SALES                                                                    15,846
Market Growth Strategy Allocation Fund
PURCHASES                                                                26,616
SALES                                                                     5,705

6. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for Federal income tax purposes and distribute substantially all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Reclassification of Components of Net Assets - The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss) or undistributed net investment income (loss), as appropriate, in the period that the differences arise.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006          49

September 30, 2006

6. FEDERAL TAX INFORMATION (Continued)

The tax character of dividends and distributions paid during the years ended March 31, 2006 and March 31, 2005 were as follows ($ Thousands):

---------------------------------------------------------------------------------------------------------------------
                                              Ordinary            Long-term           Return
                                               Income           Capital Gain        of Capital           Totals
                                            2006      2005      2006      2005   2006      2005      2006      2005
---------------------------------------------------------------------------------------------------------------------
Diversified Conservative Income Fund      $ 2,163   $ 2,421   $   294   $   374   $ --   $    --   $ 2,457   $ 2,795
Diversified Conservative Fund               3,104     3,301       487       831     --        --     3,591     4,132
Diversified Global Moderate Growth Fund     4,728     8,132       649     5,098     --        --     5,377    13,230
Diversified Moderate Growth Fund            8,263     8,959        --        --     --        --     8,263     8,959
Diversified Global Growth Fund              4,467     5,758     1,096     1,935     --        --     5,563     7,693
Diversified Global Stock Fund               1,540     1,917        --        --     --        --     1,540     1,917
Diversified U.S. Stock Fund                   669     1,361        --        --     --        --       669     1,361
Defensive Strategy Fund                     2,576       549        14        --     --        --     2,590       549
Defensive Strategy Allocation Fund            588       269        41         2     --    11,847       629    12,118
Conservative Strategy Fund                  2,896       845        18        --     --        --     2,914       845
Conservative Strategy Allocation Fund       1,338     1,003       138        12     --    27,664     1,476    28,679
Moderate Strategy Fund                      9,019     2,806       147        --     --        --     9,166     2,806
Moderate Strategy Allocation Fund           2,009     1,113         2        23     --    28,181     2,011    29,317
Aggressive Strategy Fund                    3,148     1,248       359        --     --        --     3,507     1,248
Tax-Managed Aggressive Strategy Fund          934       377       188        --     --        --     1,122       377
Core Market Strategy Fund                   2,140       916       184        --     --        --     2,324       916
Core Market Strategy Allocation Fund          335       304       215        78     --    12,227       550    12,609
Market Growth Strategy Fund                 9,293     3,719       967        --     --        --    10,260     3,719
Market Growth Strategy Allocation Fund      1,803     1,304        --       369     --    15,411     1,803    17,084

As of March 31, 2006, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows ($ Thousands):

----------------------------------------------------------------------------------------------------------
                                             Undistributed   Undistributed
                                                  Ordinary       Long-Term    Capital Loss   Post-October
                                                    Income    Capital Gain   Carryforwards         Losses
----------------------------------------------------------------------------------------------------------
Diversified Conservative Income Fund               $   144        $  1,313       $      --      $      --
Diversified Conservative Fund                          354           3,522              --             --
Diversified Global Moderate Growth Fund              1,207           4,752              --             --
Diversified Moderate Growth Fund                       890           7,847              --             --
Diversified Global Growth Fund                       1,869           3,738              --             --
Diversified Global Stock Fund                          481              --            (299)        (9,436)
Diversified U.S. Stock Fund                            485              --          (2,137)       (14,041)
Defensive Strategy Fund                                131              65              --             --
Defensive Strategy Allocation Fund                      44             232              --             --
Conservative Strategy Fund                              67              86              --
Conservative Strategy Allocation Fund                   34             494              --             --
Moderate Strategy Fund                                 309           1,022              --             --
Moderate Strategy Allocation Fund                       90              41              --             --
Aggressive Strategy Fund                             2,675           5,899              --             --
Tax-Managed Aggressive Strategy Fund                    72             487              --             --
Core Market Strategy Fund                              628           1,517              --             --
Core Market Strategy Allocation Fund                    66             629              --             --
Market Growth Strategy Fund                          4,640          11,928              --             --
Market Growth Strategy Allocation Fund                 130             951              --             --

--------------------------------------------------------------------------------------
                                                                               Total
                                                                       Distributable
                                               Other      Unrealized       Earnings/
                                           Temporary    Appreciation    (Accumulated
                                         Differences   (Depreciation)         Losses)
--------------------------------------------------------------------------------------
Diversified Conservative Income Fund         $    --       $    (486)      $     971
Diversified Conservative Fund                     --           1,474           5,350
Diversified Global Moderate Growth Fund           --           8,422          14,381
Diversified Moderate Growth Fund                  --           9,290          18,027
Diversified Global Growth Fund                    --          15,611          21,218
Diversified Global Stock Fund                     --           7,490          (1,764)
Diversified U.S. Stock Fund                       --           3,197         (12,496)
Defensive Strategy Fund                          (15)          1,358           1,539
Defensive Strategy Allocation Fund               (15)          1,123           1,384
Conservative Strategy Fund                       (15)          3,719           3,857
Conservative Strategy Allocation Fund            (16)          3,451           3,963
Moderate Strategy Fund                           (15)         17,942          19,258
Moderate Strategy Allocation Fund                (15)          8,619           8,735
Aggressive Strategy Fund                         (15)         12,424          20,983
Tax-Managed Aggressive Strategy Fund             (16)          7,588           8,131
Core Market Strategy Fund                        (15)          1,512           3,642
Core Market Strategy Allocation Fund             (16)          2,174           2,853
Market Growth Strategy Fund                      (15)         20,350          36,903
Market Growth Strategy Allocation Fund           (15)         14,162          15,228

Post-October losses represent losses realized on investment transactions from November 1, 2005 through March 31, 2006 that, in accordance with Federal income tax regulations, the Trust has elected to defer and treat as having arisen in the following fiscal year.

The Funds had capital loss carryforwards at March 31, 2006 as follows ($ Thousands):

--------------------------------------------------------------
                                       Years
                                    Expiring          Amounts
--------------------------------------------------------------
Diversified Global Stock Fund           2011           $  299

Diversified U.S. Stock Fund             2014               96
                                        2012            1,631
                                        2010              410
                                                      -------
                                                       $2,137


--------------------------------------------------------------------------------
50          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006

For Federal income tax purposes, the capital loss carryforwards may be carried forward for a maximum of eight years to offset any net realized capital gains.

During the year ended March 31, 2006, the Diversified Moderate Growth Fund and Diversified Global Stock Fund utilized capital loss carryforwards of $3,401,980 and $245,378, respectively.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2006, were as follows ($ Thousands):

-------------------------------------------------------------------------------------
                                                                                 Net
                                                                          Unrealized
                                 Federal   Appreciated   Depreciated    Appreciation
                                Tax Cost    Securities    Securities   (Depreciation)
-------------------------------------------------------------------------------------
Diversified Conservative
  Income Fund                   $ 65,215      $    886      $   (822)       $     64
Diversified Conservative
  Fund                           103,221         4,447        (1,721)          2,726
Diversified Global Moderate
  Growth Fund                    194,328        13,134        (2,210)         10,924
Diversified Moderate
  Growth Fund                    350,299        17,020        (3,550)         13,470
Diversified Global
  Growth Fund                    251,461        20,736        (1,848)         18,888
Diversified Global
  Stock Fund                     141,419        10,416        (1,153)          9,263
Diversified U.S.
  Stock Fund                      93,587         4,185          (984)          3,201
Defensive Strategy Fund          102,464         3,148          (228)          2,920
Defensive Strategy
  Allocation Fund                 19,947         1,571           (74)          1,497
Conservative Strategy Fund       127,281         6,666          (406)          6,260
Conservative Strategy
  Allocation Fund                 39,057         4,732          (267)          4,465
Moderate Strategy Fund           406,213        24,493        (2,162)         22,331
Moderate Strategy
  Allocation Fund                100,058        11,616          (331)         11,285

-----------------------------------------------------------------------------------
                                                                               Net
                                                                        Unrealized
                               Federal   Appreciated   Depreciated    Appreciation
                              Tax Cost    Securities    Securities   (Depreciation)
-----------------------------------------------------------------------------------
Aggressive Strategy Fund     $ 277,155      $ 16,648      $   (658)       $ 15,990
Tax-Managed Aggressive
  Strategy Fund                 70,936         8,588          (132)          8,456
Core Market Strategy Fund       98,210         3,850          (953)          2,897
Core Market Strategy
  Allocation Fund               22,188         2,495           (42)          2,453
Market Growth Strategy
  Fund                         572,335        30,101        (3,192)         26,909
Market Growth Strategy
  Allocation Fund              134,353        16,032          (282)         15,750

7. IN-KIND DISTRIBUTION

During a review of March 31, 2005 year-end tax information, it was determined that certain distributions of interest income derived from underlying municipal bond funds were classified as taxable interest income when distributed to shareholders of the Defensive Strategy Allocation, Conservative Strategy Allocation, Moderate Strategy Allocation, Core Market Strategy Allocation and Market Growth Strategy Allocation Funds (the "Strategy Allocation Funds"). It was determined that under the current tax code, the fund-of-funds structure caused distributions of interest income from underlying municipal bond funds to lose their tax-exempt character when the Strategy Allocation Funds distributed that income to their shareholders. The tax characteristics would be preserved, however, if the shareholders held the municipal bond funds directly rather than through a fund of funds. As a result, the Funds' Board of Trustees decided to distribute shares of the underlying municipal bond funds held in the Strategy Allocation Funds to shareholders in the form of an in-kind distribution. This option had the benefit of enabling shareholders to hold interests in the municipal bond funds directly, thereby being able to take advantage of the tax-exempt character of the interest distributed by those funds, while also preserving for such investors the original investment strategy they sought to achieve within the Strategy Allocation Funds.

On March 29, 2005 each Strategy Allocation Fund recorded an in-kind dividend equal to the fair market value of the municipal bond funds held by the Funds. The tax character of this in-kind distribution is presented below ($ Thousands):

--------------------------------------------------------------------------------
                                                  Realized   Return of     Total
                                         Income      Gains     Capital     Value
--------------------------------------------------------------------------------
Defensive Strategy Allocation Fund        $ 104       $  1     $11,847   $11,952
Conservative Strategy Allocation Fund       319         12      27,664    27,995
Moderate Strategy Allocation Fund           330         23      28,181    28,534
Core Market Strategy Allocation             146         78      12,227    12,451
Market Growth Strategy Allocation Fund      481        369      15,411    16,261

SEI has made certain payments to shareholders of the Funds related to this matter. These payments were made from SEI's own assets and had no impact on the assets of the Funds.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006          51

NOTES TO FINANCIAL STATEMENTS  (Unaudited) (Concluded)

September 30, 2006

8. REVERSE SHARE SPLIT

On May 6, 2005, the Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Core Market Strategy Allocation Fund and Market Growth Strategy Allocation Fund (the "Strategy Allocation Funds") declared a reverse share split, as approved by the Board of Trustees, in order to bring the NAV of each Fund above $10 per share. The details of the reverse split are as follows:

-------------------------------------------------------
                                                 Split
                                                 Ratio
-------------------------------------------------------
Defensive Strategy Allocation Fund             1 for 4
Conservative Strategy Allocation Fund          1 for 2
Moderate Strategy Allocation Fund              1 for 2
Core Market Strategy Allocation Fund           1 for 2
Market Growth Strategy Allocation Fund         2 for 3

9. INVESTMENT RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty of the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. CONCENTRATION/RISK

The Funds' Statement of Additional Information provides a description of concentration and risk associated with the different investments in the underlying affiliated investment companies.

11. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

On May 6, 2005, prior to the issuance of the 2005 financial statements, the Strategy Allocation Funds declared reverse stock splits (see Note 8). The effects of the reverse stock splits should have been reflected retroactively in the March 31, 2005 financial statements for the periods ended March 31, 2005 and March 31, 2004. The per share information included in the financial highlights has been restated to properly reflect the effects of the reverse split on a retroactive basis.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of September 30, 2006, the Funds have not evaluated the impact, if any, that will result from adopting FIN 48.

In September 2006, the Financial Accounting Standards Board (FASB) issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.


--------------------------------------------------------------------------------
52          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006

SEI ASSET ALLOCATION TRUST -- SEPTEMBER 30, 2006

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include among others costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use the information, together with the actual amount you invested in the Fund, to estimate the expenses that you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at the ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result of your Fund in the "Expenses Paid During Period" column with the those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                BEGINNING    ENDING                  EXPENSES
                                 ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                  VALUE       VALUE      EXPENSE      DURING
                                 4/1/06      9/30/06      RATIOS     PERIOD*
--------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                         $1,000.00   $1,026.60       0.12%      $0.61
Class D                          1,000.00    1,022.10       1.12        5.68
Class I                          1,000.00    1,026.00       0.37        1.88
HYPOTHETICAL 5% RETURN
Class A                         $1,000.00   $1,024.47       0.12%      $0.61
Class D                          1,000.00    1,019.45       1.12        5.67
Class I                          1,000.00    1,023.21       0.37        1.88
--------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                         $1,000.00   $1,027.70       0.12%      $0.61
Class D                          1,000.00    1,021.40       1.12        5.68
Class I                          1,000.00    1,026.20       0.37        1.88
HYPOTHETICAL 5% RETURN
Class A                         $1,000.00   $1,024.47       0.12%      $0.61
Class D                          1,000.00    1,019.45       1.12        5.67
Class I                          1,000.00    1,023.21       0.37        1.88
--------------------------------------------------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                         $1,000.00   $1,023.10       0.12%      $0.61
Class D                          1,000.00    1,018.00       1.12        5.67
Class I                          1,000.00    1,021.70       0.37        1.88
HYPOTHETICAL 5% RETURN
Class A                         $1,000.00   $1,024.47       0.12%      $0.61
Class D                          1,000.00    1,019.45       1.12        5.67
Class I                          1,000.00    1,023.21       0.37        1.88

                                BEGINNING    ENDING                  EXPENSES
                                 ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                  VALUE       VALUE      EXPENSE      DURING
                                 4/1/06      9/30/06      RATIOS     PERIOD*
--------------------------------------------------------------------------------
DIVERSIFIED MODERATE GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                         $1,000.00   $1,023.00       0.12%      $0.61
Class D                          1,000.00    1,018.00       1.12        5.67
Class I                          1,000.00    1,021.40       0.37        1.87
HYPOTHETICAL 5% RETURN
Class A                         $1,000.00   $1,024.47       0.12%      $0.61
Class D                          1,000.00    1,019.45       1.12        5.67
Class I                          1,000.00    1,023.21       0.37        1.88
--------------------------------------------------------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                         $1,000.00   $1,018.00       0.12%      $0.61
Class D                          1,000.00    1,013.20       1.12        5.65
Class I                          1,000.00    1,015.90       0.37        1.87
HYPOTHETICAL 5% RETURN
Class A                         $1,000.00   $1,024.47       0.12%      $0.61
Class D                          1,000.00    1,019.45       1.12        5.67
Class I                          1,000.00    1,023.21       0.37        1.88
--------------------------------------------------------------------------------
DIVERSIFIED GLOBAL STOCK FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                         $1,000.00   $1,014.00       0.12%      $0.61
Class D                          1,000.00    1,008.10       1.12        5.64
Class I                          1,000.00    1,012.60       0.37        1.87
HYPOTHETICAL 5% RETURN
Class A                         $1,000.00   $1,024.47       0.12%      $0.61
Class D                          1,000.00    1,019.45       1.12        5.67
Class I                          1,000.00    1,023.21       0.37        1.88


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006          53

SEI ASSET ALLOCATION TRUST -- SEPTEMBER 30, 2006

Disclosure of Fund Expenses (Unaudited) (Concluded)

                                BEGINNING    ENDING                  EXPENSES
                                 ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                  VALUE       VALUE      EXPENSE      DURING
                                 4/1/06      9/30/06      RATIOS     PERIOD*
--------------------------------------------------------------------------------
DIVERSIFIED U.S. STOCK FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                         $1,000.00   $1,005.60       0.12%      $0.60
Class D                          1,000.00    1,000.70       1.12        5.62
Class I                          1,000.00    1,004.30       0.37        1.86
HYPOTHETICAL 5% RETURN
Class A                         $1,000.00   $1,024.47       0.12%      $0.61
Class D                          1,000.00    1,019.45       1.12        5.67
Class I                          1,000.00    1,023.21       0.37        1.88
--------------------------------------------------------------------------------
DEFENSIVE STRATEGY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                         $1,000.00   $1,030.50       0.10%      $0.51
Class I                          1,000.00    1,027.30       0.10        0.51
HYPOTHETICAL 5% RETURN
Class A                         $1,000.00   $1,024.57       0.10%      $0.51
Class I                          1,000.00    1,025.07       0.10        0.51
--------------------------------------------------------------------------------
DEFENSIVE STRATEGY ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                         $1,000.00   $1,039.10       0.10%      $0.51
HYPOTHETICAL 5% RETURN
Class A                         $1,000.00   $1,024.57       0.10%      $0.51
--------------------------------------------------------------------------------
CONSERVATIVE STRATEGY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                         $1,000.00   $1,034.00       0.10%      $0.51
Class I                          1,000.00    1,032.60       0.35       $1.78
HYPOTHETICAL 5% RETURN
Class A                         $1,000.00   $1,024.57       0.10%      $0.51
Class I                          1,000.00    1,023.31       0.35       $1.78
--------------------------------------------------------------------------------
CONSERVATIVE STRATEGY ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                         $1,000.00   $1,040.00       0.10%      $0.51
HYPOTHETICAL 5% RETURN
Class A                         $1,000.00   $1,024.57       0.10%      $0.51
--------------------------------------------------------------------------------
MODERATE STRATEGY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                         $1,000.00   $1,034.50       0.10%      $0.51
Class I                          1,000.00    1,033.90       0.35       $1.78
HYPOTHETICAL 5% RETURN
Class A                         $1,000.00   $1,024.57       0.10%      $0.51
Class I                          1,000.00    1,023.31       0.35       $1.78
--------------------------------------------------------------------------------
MODERATE STRATEGY ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                         $1,000.00   $1,034.00       0.10%      $0.51
HYPOTHETICAL 5% RETURN
Class A                         $1,000.00   $1,024.57       0.10%      $0.51

                                BEGINNING    ENDING                  EXPENSES
                                 ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                  VALUE       VALUE      EXPENSE      DURING
                                 4/1/06      9/30/06      RATIOS     PERIOD*
--------------------------------------------------------------------------------
AGGRESSIVE STRATEGY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                         $1,000.00   $1,014.20       0.10%      $0.50
Class I                          1,000.00    1,012.10       0.35       $1.77
HYPOTHETICAL 5% RETURN
Class A                         $1,000.00   $1,024.57       0.10%      $0.51
Class I                          1,000.00    1,023.31       0.35       $1.78
--------------------------------------------------------------------------------
TAX-MANAGED AGGRESSIVE STRATEGY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                         $1,000.00   $1,010.60       0.10%      $0.50
HYPOTHETICAL 5% RETURN
Class A                         $1,000.00   $1,024.57       0.10%      $0.51
--------------------------------------------------------------------------------
CORE MARKET STRATEGY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                         $1,000.00   $1,026.70       0.10%      $0.51
Class I                          1,000.00    1,027.00       0.10        0.51
HYPOTHETICAL 5% RETURN
Class A                         $1,000.00   $1,024.57       0.10%      $0.51
Class I                          1,000.00    1,025.07       0.10        0.51
--------------------------------------------------------------------------------
CORE MARKET STRATEGY ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                         $1,000.00   $1,011.60       0.10%      $0.50
HYPOTHETICAL 5% RETURN
Class A                         $1,000.00   $1,024.57       0.10%      $0.51
--------------------------------------------------------------------------------
MARKET GROWTH STRATEGY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                         $1,000.00   $1,019.60       0.10%      $0.51
Class I                          1,000.00    1,022.30       0.35       $1.77
HYPOTHETICAL 5% RETURN
Class A                         $1,000.00   $1,024.57       0.10%      $0.51
Class I                          1,000.00    1,023.31       0.35       $1.78
--------------------------------------------------------------------------------
MARKET GROWTH STRATEGY ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                         $1,000.00   $1,010.50       0.10%      $0.50
HYPOTHETICAL 5% RETURN
Class A                         $1,000.00   $1,024.57       0.10%      $0.51

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD SHOWN).


--------------------------------------------------------------------------------
54          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006

                             Supplemental Financial

                                   Information

                           SIMT Large Cap Diversified

                                   Alpha Fund

                                  Annual Report

                               September 30, 2006


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006          55

SCHEDULE OF INVESTMENTS  (Unaudited)

Large Cap Diversified Alpha Fund

September 30, 2006

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS# (UNAUDITED):

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Financials                                          16.8%
Information Technology                              13.8%
Health Care                                         10.8%
Consumer Discretionary                              10.6%
Industrials                                          9.1%
Asset-Backed Securities                              8.3%
Consumer Staples                                     6.3%
Energy                                               5.7%
Short-Term Investments                               5.2%
U.S. Government Mortgage-Backed Obligations          4.7%
Materials                                            2.8%
Telecommunication Services                           2.1%
Utilities                                            1.8%
U.S. Government Agency Obligations                   1.2%
U.S. Treasury Obligations                            0.8%
Options                                              0.0%

#     Percentages based on total investments

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 88.3%

CONSUMER DISCRETIONARY -- 11.8%
   Abercrombie & Fitch, Cl A (D)                         10,400   $         723
   Advance Auto Parts                                     1,695              56
   Amazon.com*                                              800              26
   American Eagle Outfitters                             40,889           1,792
   AnnTaylor Stores*                                     30,700           1,285
   Apollo Group, Cl A*                                   91,300           4,496
   Autoliv                                               31,200           1,719
   Autonation*                                           10,645             222
   Autozone*                                              2,083             215
   Best Buy (D)                                          15,600             836
   Black & Decker                                           295              23
   BorgWarner                                             2,000             114
   Bright Horizons Family Solutions*                      4,100             171
   Brinker International (D)                             58,763           2,356
   Cablevision Systems, Cl A                            106,321           2,415
   Carmax*                                                2,100              88
   CBS, Cl B (D)                                         42,983           1,211
   Cheesecake Factory*                                      642              17
   Chico's FAS*                                          24,700             532
   Choice Hotels International                            2,400              98
   Circuit City Stores                                   12,800             321
   Claire's Stores                                        8,700             254
   Clear Channel Communications                           7,480             216
   Coach (D)*                                            35,495           1,221
   Comcast, Cl A (D)*                                   135,234           4,983
   Corinthian Colleges*                                  10,700             116
   Darden Restaurants                                    43,804           1,860
   Dillard's, Cl A                                       33,900           1,110
   DIRECTV Group (D)*                                   371,803           7,317
   Discovery Holding, Cl A*                               5,600              81
   Dollar Tree Stores*                                    7,900             245
   Dover Downs Gaming &
      Entertainment                                      18,750             228
   Dow Jones                                              4,500             151
   DSW, Cl A*                                             1,100              35

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   E.W. Scripps, Cl A                                     1,371   $          66
   Eastman Kodak                                         23,800             533
   EchoStar Communications, Cl A*                       106,187           3,477
   Expedia*                                              14,800             232
   Family Dollar Stores                                   9,700             284
   Federated Department Stores                           22,424             969
   Foot Locker                                           12,100             306
   Ford Motor                                            25,696             208
   Fortune Brands                                           377              28
   GameStop, Cl A*                                          800              37
   Gannett (D)                                           17,846           1,014
   General Motors                                        72,044           2,396
   Genuine Parts                                          9,963             430
   Goodyear Tire & Rubber*                               39,643             575
   Gymboree*                                              9,100             384
   Harley-Davidson                                       14,933             937
   Harman International Industries                        3,100             259
   Harrah's Entertainment                                   710              47
   Hasbro                                                69,796           1,588
   Hilton Hotels                                          1,724              48
   Home Depot (D)                                        92,858           3,368
   IAC/InterActive (D)*                                  39,609           1,139
   International Game Technology                        178,921           7,425
   ITT Educational Services*                             35,900           2,380
   J.C. Penney (D)                                       31,083           2,126
   Jackson Hewitt Tax Service                             6,300             189
   Jarden*                                               18,400             607
   Johnson Controls                                      20,977           1,505
   Jones Apparel Group (D)                               74,044           2,402
   Kohl's (D)*                                           46,456           3,016
   Lamar Advertising, Cl A*                               4,035             215
   Las Vegas Sands*                                         600              41
   Liberty Global, Cl A*                                  6,304             162
   Liberty Media Holding-Capital, Ser A*                  5,845             488
   Liberty Media Holding-Interactive,
      Cl A*                                              14,829             302
   Limited Brands (D)                                     4,600             122
   Liz Claiborne                                          5,800             229
   Lowe's (D)                                            73,230           2,055
   Marriott International, Cl A                          66,408           2,566
   Mattel                                                50,800           1,001
   McDonald's (D)                                        38,042           1,488
   McGraw-Hill (D)                                       37,848           2,196
   Men's Wearhouse                                        3,400             126
   Meredith                                               4,000             197
   Meritage Homes*                                        5,200             216
   MGM Mirage*                                          135,000           5,331
   Michaels Stores                                          900              39
   Newell Rubbermaid                                     18,502             524
   News, Cl A*                                           89,077           1,750
   Nike, Cl B                                             1,562             137
   Nordstrom                                             38,263           1,618
   NTL                                                    1,949              50
   Nutri/System*                                          2,100             131


--------------------------------------------------------------------------------
56          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Office Depot (D)*                                     50,898   $       2,021
   OfficeMax                                              5,600             228
   Omnicom Group                                          4,224             395
   Panera Bread, Cl A*                                      630              37
   Polo Ralph Lauren                                      3,100             201
   Pool (D)                                              24,100             928
   Rent-A-Center*                                         3,100              91
   Ross Stores                                           22,400             569
   Sears Holdings*                                        5,109             808
   Select Comfort*                                       16,499             361
   Shaw Communications, Cl B (D)                         43,600           1,309
   Sherwin-Williams                                       5,380             300
   Snap-On                                                5,165             230
   Sonic*                                                30,400             687
   Staples                                              266,374           6,481
   Starbucks*                                            19,759             673
   Starwood Hotels & Resorts Worldwide                      503              29
   Station Casinos                                        4,000             231
   Steven Madden                                          4,200             165
   Target                                                 3,645             201
   Thor Industries                                        3,600             148
   Tiffany                                                4,700             156
   Time Warner (D)                                      160,967           2,934
   TJX                                                   27,751             778
   Univision Communications, Cl A*                       10,100             347
   VF                                                     1,218              89
   Viacom, Cl B*                                          2,384              89
   Walt Disney                                           92,621           2,863
   Warner Music Group                                     1,600              41
   Weight Watchers International                         95,000           4,212
   Wendy's International                                  2,797             187
   Whirlpool                                              3,794             319
   Wynn Resorts*                                          1,900             129
   XM Satellite Radio Holdings, Cl A*                   163,200           2,104
   Yum! Brands (D)                                       27,755           1,445
                                                                  --------------
                                                                        127,278
                                                                  --------------

CONSUMER STAPLES -- 7.1%
   Alberto-Culver                                         1,500              76
   Altria Group (D)                                      36,552           2,798
   Anheuser-Busch (D)                                    34,873           1,657
   Archer-Daniels-Midland (D)                           124,665           4,722
   Avon Products                                          1,300              40
   BJ's Wholesale Club*                                   3,400              99
   Brown-Forman, Cl B                                    25,732           1,972
   Campbell Soup                                          6,871             251
   Chattem*                                              14,200             499
   Chiquita Brands International                         59,200             792
   Church & Dwight                                        4,600             180
   Clorox                                                 5,136             324
   Coca-Cola (D)                                         61,705           2,757
   Coca-Cola Enterprises                                 42,475             885
   Colgate-Palmolive                                     12,412             771

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   ConAgra Foods                                          3,400   $          83
   Corn Products International                           27,600             898
   Costco Wholesale (D)                                 105,426           5,238
   CVS                                                    1,400              45
   Dean Foods*                                           25,853           1,086
   Del Monte Foods                                       16,548             173
   Energizer Holdings*                                   24,161           1,739
   Estee Lauder, Cl A                                    14,211             573
   General Mills                                          6,700             379
   Hansen Natural*                                        4,700             153
   Herbalife*                                            13,600             515
   Hershey                                                  786              42
   HJ Heinz                                               4,774             200
   Hormel Foods                                           4,727             170
   JM Smucker                                            13,900             667
   Kellogg                                                6,175             306
   Kimberly-Clark (D)                                    21,735           1,421
   Kraft Foods, Cl A                                     10,420             372
   Kroger (D)*                                          159,854           3,699
   Loews - Carolina (D)                                  64,746           3,586
   McCormick                                              5,653             215
   Molson Coors Brewing, Cl B                             2,400             165
   Pepsi Bottling Group (D)                              46,898           1,665
   PepsiAmericas                                          5,164             110
   PepsiCo (D)                                           50,847           3,318
   Procter & Gamble (D)                                 149,949           9,294
   Reynolds American                                     38,490           2,385
   Safeway (D)                                           76,806           2,331
   Smithfield Foods*                                     23,446             634
   Supervalu                                             12,555             372
   Sysco                                                  1,355              45
   USANA Health Sciences*                                 2,700             120
   UST                                                    3,800             208
   Wal-Mart Stores (D)                                  219,288          10,815
   Walgreen                                             132,319           5,874
   Whole Foods Market                                     2,442             145
   WM Wrigley Jr.                                         2,003              92
                                                                  --------------
                                                                         76,956
                                                                  --------------

ENERGY -- 6.4%
   Anadarko Petroleum                                    16,924             742
   Apache                                                   522              33
   Arch Coal                                              8,848             256
   Baker Hughes (D)                                      25,330           1,728
   BJ Services                                           40,018           1,206
   Cameron International*                                 7,288             352
   Chesapeake Energy (D)                                 38,856           1,126
   Chevron (D)                                           77,503           5,027
   Cimarex Energy                                         1,000              35
   CNX Gas*                                               1,700              39
   ConocoPhillips (D)                                    63,972           3,808
   Consol Energy                                         10,950             347
   Devon Energy (D)                                      33,522           2,117


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006          57

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Diamond Offshore Drilling                                606   $          44
   EnCana (D)                                            33,100           1,545
   EOG Resources                                            954              62
   Exxon Mobil (D)                                      394,902          26,498
   FMC Technologies*                                      5,900             317
   Frontier Oil                                           2,700              72
   Grant Prideco*                                            68               3
   Halliburton                                           23,241             661
   Helix Energy Solutions Group*                          1,100              37
   Helmerich & Payne                                     30,632             705
   Hess (D)                                              56,813           2,353
   Holly (D)                                             30,600           1,326
   Kinder Morgan                                          2,665             279
   Marathon Oil (D)                                      67,757           5,211
   Nabors Industries*                                    45,568           1,356
   Occidental Petroleum                                   7,250             349
   Oceaneering International*                             3,100              96
   Overseas Shipholding Group                               800              49
   Patterson-UTI Energy                                  39,300             934
   Petro-Canada (D)*                                     26,100           1,053
   Pogo Producing                                           254              10
   Schlumberger                                           3,876             240
   SEACOR Holdings*                                       3,900             322
   Smith International                                      874              34
   Sunoco (D)                                            30,463           1,895
   Superior Energy Services*                              1,600              42
   Talisman Energy (D)                                   39,700             650
   Tesoro                                                 8,600             499
   Tetra Technologies*                                    1,300              31
   Tidewater                                             45,842           2,026
   Unit (D)*                                             24,694           1,135
   Valero Energy                                         15,630             804
   XTO Energy                                            31,033           1,307
                                                                  --------------
                                                                         68,761
                                                                  --------------

FINANCIALS -- 18.2%
   A.G. Edwards                                          44,986           2,397
   Affiliated Managers Group*                             3,168             317
   Affordable Residential Communities+*                   6,700              65
   Aflac                                                 14,316             655
   Allied Capital                                         9,092             275
   Allstate (D)                                          48,032           3,013
   AMB Property+                                            800              44
   AMBAC Financial Group (D)                             20,300           1,680
   American Capital Strategies                            4,906             194
   American Express                                      46,001           2,580
   American Financial Group                              25,918           1,216
   American Home Mortgage Investment+                     9,700             338
   American International Group                          36,450           2,415
   AmeriCredit*                                          36,900             922
   Ameriprise Financial                                  15,088             708
   AmerUs Group                                           2,100             143
   AmSouth Bancorp                                       20,495             595

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Annaly Mortgage Management+                           38,800   $         510
   Anthracite Capital+                                    1,004              13
   AON                                                   71,614           2,426
   Apartment Investment &
      Management, Cl A +                                  1,141              62
   Archstone-Smith Trust+                                 2,630             143
   Arthur J Gallagher                                     8,020             214
   Assurant (D)                                          16,474             880
   Astoria Financial                                      1,735              53
   AvalonBay Communities+                                 3,347             403
   Bank of America (D)                                  141,280           7,568
   Bank of Hawaii                                         1,041              50
   Bank of New York                                      16,500             582
   BB&T                                                  16,239             711
   Bear Stearns (D)                                      11,972           1,677
   BlackRock, Cl A                                        2,147             320
   Boston Properties+                                     1,056             109
   Brandywine Realty Trust+                               1,100              36
   BRE Properties, Cl A+                                  5,200             311
   Brown & Brown                                         11,188             342
   Camden Property Trust+                                 2,274             173
   Capital One Financial                                 11,789             927
   CapitalSource+                                        10,800             279
   CB Richard Ellis Group, Cl A (D)*                     76,700           1,887
   Charles Schwab                                        15,281             274
   Chicago Mercantile Holdings                           12,874           6,157
   Chubb                                                 10,218             531
   Cincinnati Financial                                   2,400             115
   CIT Group                                             30,038           1,461
   Citigroup (D)                                        263,649          13,095
   City National                                            194              13
   CNA Financial*                                         3,800             137
   Colonial BancGroup                                    13,300             326
   Comerica                                              34,945           1,989
   Commerce Bancorp                                       8,487             312
   Commerce Bancshares                                    6,420             325
   Compass Bancshares                                     3,274             187
   Conseco*                                               9,765             205
   Countrywide Financial (D)                             77,614           2,720
   Credicorp                                             21,700             911
   Cullen/Frost Bankers                                   6,200             358
   Duke Realty+                                           6,800             254
   E*Trade Financial*                                     5,000             120
   East West Bancorp                                      6,200             246
   Eaton Vance                                            5,100             147
   Equity Office Properties Trust+                          250              10
   Equity Residential+                                    8,441             427
   Erie Indemnity, Cl A                                   1,994             104
   Essex Property Trust+                                  2,100             255
   Fannie Mae                                             1,647              92
   Federal Realty Investment Trust+                       1,309              97
   Federated Investors, Cl B                              8,495             287
   Fidelity National Financial                            5,601             233
   Fifth Third Bancorp                                      900              34


--------------------------------------------------------------------------------
58          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   First American                                        25,114   $       1,063
   First Cash Financial Services*                        20,100             414
   First Horizon National                                 1,321              50
   First Marblehead                                      22,700           1,572
   Forest City Enterprises, Cl A                          5,630             306
   Franklin Resources                                    12,681           1,341
   Freddie Mac                                            4,135             274
   Fulton Financial                                       2,368              38
   Genworth Financial, Cl A                              10,600             371
   Golden West Financial                                  3,420             264
   Goldman Sachs Group (D)                               34,224           5,790
   Hanover Insurance Group                               11,274             503
   Hartford Financial Services Group                     27,349           2,372
   HCC Insurance Holdings                                 7,451             245
   Horace Mann Educators                                  6,500             125
   Hospitality Properties Trust+                          6,287             297
   Host Hotels & Resorts+ (D)                           130,186           2,985
   Hudson City Bancorp                                   33,200             440
   Huntington Bancshares                                  1,100              26
   IndyMac Bancorp                                       30,700           1,264
   Investment Technology Group*                           1,600              72
   Investors Financial Services                           2,700             116
   iStar Financial+                                      15,500             646
   Jefferies Group                                       11,300             322
   JER Investors Trust+                                   7,400             127
   Jones Lang LaSalle                                    26,100           2,231
   JPMorgan Chase (D)                                   270,983          12,725
   Keycorp (D)                                           35,278           1,321
   Kilroy Realty+                                           900              68
   KKR Financial+*                                        1,300              32
   LandAmerica Financial Group                            1,100              72
   Legg Mason                                             4,895             494
   Lehman Brothers Holdings (D)                          76,615           5,659
   Leucadia National                                     18,900             495
   Lincoln National                                       2,674             166
   Loews                                                129,443           4,906
   M&T Bank                                               4,024             483
   Macerich+                                                509              39
   Markel*                                                  929             381
   Marsh & McLennan                                      20,297             571
   Marshall & Ilsley                                      1,735              84
   MBIA                                                   1,200              74
   Mellon Financial                                      18,200             712
   Mercantile Bankshares                                  8,515             309
   Mercury General                                        1,000              50
   Merrill Lynch (D)                                     73,104           5,718
   Metlife                                               96,917           5,493
   MGIC Investment                                       17,253           1,035
   Moody's                                              103,218           6,748
   Morgan Stanley (D)                                    76,022           5,543
   Nasdaq Stock Market*                                   1,200              36
   National City (D)                                     43,802           1,603
   Nationwide Financial Services, Cl A                    2,200             106
   New Century Financial+                                11,900             468

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   New York Community Bancorp                            21,560   $         353
   Newcastle Investment+                                  8,600             236
   North Fork Bancorporation                              5,000             143
   Northern Trust                                         8,462             494
   Nuveen Investments, Cl A                               6,600             338
   NYSE Group*                                              600              45
   Old Republic International                            27,600             611
   Peoples Bank                                             747              30
   Philadelphia Consolidated Holding*                     1,000              40
   Plum Creek Timber+                                       521              18
   PMI Group (D)                                         50,100           2,195
   PNC Financial Services Group                          54,912           3,978
   Principal Financial Group (D)                         22,400           1,216
   Progressive                                           39,104             960
   Prologis+                                              2,335             133
   Protective Life                                          347              16
   Prudential Financial                                   4,600             351
   Public Storage+                                        3,313             285
   Radian Group (D)                                      45,677           2,741
   Ramco-Gershenson Properties+                           7,200             230
   Raymond James Financial                               10,000             292
   Rayonier+                                             46,113           1,743
   Reckson Associates Realty+                             6,500             278
   Regency Centers+                                         483              33
   Regions Financial                                     13,754             506
   Reinsurance Group of America                           3,200             166
   Safeco (D)                                            41,789           2,463
   Simon Property Group+                                    329              30
   SL Green Realty+                                       2,820             315
   SLM                                                    9,024             469
   St. Paul Travelers (D)                                48,168           2,259
   Stancorp Financial Group                               6,800             303
   State Street                                          32,603           2,034
   SunTrust Banks                                        13,770           1,064
   Synovus Financial                                      5,659             166
   T Rowe Price Group                                     8,554             409
   Taubman Centers+                                       5,374             239
   TCF Financial                                          9,100             239
   TD Ameritrade Holding                                  5,391             102
   TD Banknorth                                           1,559              45
   Torchmark                                              6,371             402
   Transatlantic Holdings                                 1,164              70
   Trizec Properties+                                     4,300             124
   UnionBanCal (D)                                       19,200           1,169
   United Dominion Realty Trust+                            424              13
   UnumProvident                                          2,550              49
   US Bancorp (D)                                       129,023           4,286
   Valley National Bancorp                               10,800             276
   Vornado Realty Trust+                                  1,162             127
   Wachovia (D)                                          76,632           4,276
   Washington Federal                                     5,400             121
   Washington Mutual (D)                                 99,502           4,325
   Wells Fargo (D)                                      136,618           4,943
   Whitney Holding                                        3,500             125


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006          59

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Wilmington Trust                                       4,883   $         218
   WR Berkley (D)                                        37,135           1,314
   Zions Bancorporation                                   5,015             400
                                                                  --------------
                                                                        197,106
                                                                  --------------

HEALTH CARE -- 11.9%
   Abbott Laboratories                                   17,175             834
   Advanced Medical Optics*                              17,000             672
   Aetna (D)                                             29,876           1,182
   Allergan                                              60,397           6,801
   AmerisourceBergen (D)                                 88,617           4,006
   Amgen (D)*                                            84,600           6,051
   Amylin Pharmaceuticals*                                3,200             141
   Applera - Applied Biosystems Group                    16,324             541
   Barr Pharmaceuticals*                                 10,530             547
   Baxter International (D)                              30,970           1,408
   Becton Dickinson (D)                                  22,548           1,594
   Biogen Idec*                                          16,278             727
   Biomet                                                   900              29
   Biosite*                                               2,800             129
   Boston Scientific*                                    31,400             464
   Bristol-Myers Squibb                                  11,367             283
   C.R. Bard                                                600              45
   Cardinal Health (D)                                  111,077           7,302
   Caremark Rx (D)                                       51,386           2,912
   Celgene*                                              10,306             446
   Cephalon*                                              6,297             389
   Cerner*                                               12,188             553
   Cigna (D)                                              8,864           1,031
   CNS                                                    1,744              49
   Community Health Systems*                                786              29
   Covance*                                               1,512             100
   Coventry Health Care (D)*                             20,562           1,059
   Cytyc*                                                27,800             681
   Dade Behring Holdings (D)                             23,215             932
   DaVita*                                                1,710              99
   Dentsply International                                 3,800             114
   Eli Lilly (D)                                         26,789           1,527
   Emdeon*                                              132,900           1,556
   Endo Pharmaceuticals Holdings*                         1,756              57
   Express Scripts*                                      17,150           1,295
   Fisher Scientific International*                       1,409             110
   Forest Laboratories (D)*                              40,722           2,061
   Genentech*                                           108,663           8,986
   Gilead Sciences*                                       6,300             433
   HCA                                                    2,899             145
   Health Management Associates, Cl A                       957              20
   Health Net*                                           66,683           2,902
   Henry Schein*                                         30,592           1,534
   Hillenbrand Industries                                 3,100             177
   Hospira*                                               8,012             307
   Humana*                                               13,958             923
   Idexx Laboratories*                                   23,077           2,103

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   ImClone Systems*                                      14,000   $         397
   IMS Health                                             5,750             153
   Intuitive Surgical*                                      500              53
   Invitrogen*                                              433              27
   Johnson & Johnson (D)                                145,419           9,444
   Kinetic Concepts*                                      1,100              35
   King Pharmaceuticals*                                 62,298           1,061
   Laboratory of America Holdings*                       23,475           1,539
   Lincare Holdings*                                     29,942           1,037
   Manor Care                                            26,383           1,379
   McKesson (D)                                         102,870           5,423
   Medco Health Solutions (D)*                           91,380           5,493
   Medimmune*                                             9,441             276
   Medtronic                                             26,592           1,235
   Merck (D)                                             54,336           2,277
   Millennium Pharmaceuticals*                           88,800             884
   Millipore*                                             1,962             120
   Mylan Laboratories                                    85,992           1,731
   Omnicare                                               8,636             372
   Pediatrix Medical Group*                                 700              32
   PerkinElmer                                           13,400             254
   Pfizer (D)                                           268,717           7,621
   Pharmaceutical Product Development                     6,118             218
   Quest Diagnostics                                      8,704             532
   Resmed*                                                4,012             162
   Schering-Plough                                       10,696             236
   Sierra Health Services*                               19,400             734
   St. Jude Medical*                                      3,439             121
   Stryker                                                  504              25
   Techne*                                                5,586             284
   Tenet Healthcare*                                     33,511             273
   Thermo Electron*                                      21,294             838
   UnitedHealth Group                                   174,972           8,609
   Universal Health Services, Cl B                        1,239              74
   Varian Medical Systems*                                5,583             298
   VCA Antech*                                            7,400             267
   Vertex Pharmaceuticals*                                1,300              44
   Waters (D)*                                           18,063             818
   Watson Pharmaceuticals*                                3,713              97
   WellCare Health Plans*                                 3,200             181
   WellPoint*                                             9,345             720
   West Pharmaceutical Services                             349              14
   Wyeth (D)                                             60,073           3,054
   Zimmer Holdings*                                      82,600           5,576
                                                                  --------------
                                                                        129,304
                                                                  --------------

INDUSTRIALS -- 10.2%
   3M                                                     6,445             480
   Acuity Brands                                          5,500             250
   AGCO*                                                  1,100              28
   Allied Waste Industries*                               7,900              89
   Ametek                                                   903              39
   AMR*                                                 109,441           2,532


--------------------------------------------------------------------------------
60          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Applied Industrial Technologies (D)                    4,950   $         121
   Aramark, Cl B                                         10,074             331
   Armor Holdings*                                        8,531             489
   Avery Dennison                                         2,430             146
   Avis Budget Group                                     33,800             618
   Belden CDT                                             1,300              50
   Boeing (D)                                            85,740           6,761
   Brink's                                                5,500             292
   Builders FirstSource*                                  1,500              23
   Burlington Northern Santa Fe                          16,928           1,243
   Canadian National Railway (D)                         33,300           1,397
   Carlisle                                               9,600             807
   Caterpillar                                           60,372           3,972
   CH Robinson Worldwide                                 21,677             966
   ChoicePoint*                                           4,974             178
   Cintas                                                   800              33
   Con-way                                               19,440             871
   Continental Airlines, Cl B*                            3,000              85
   Corporate Executive Board                              5,321             478
   Corrections of America*                                4,500             195
   Covanta Holding*                                       1,800              39
   Crane                                                  4,800             201
   CSX                                                   26,252             862
   Cummins (D)                                           23,400           2,790
   Danaher                                                3,545             243
   Deere                                                  2,300             193
   Donaldson                                              2,600              96
   Dover                                                 12,900             612
   Dun & Bradstreet (D)*                                 21,374           1,603
   Eaton                                                 12,175             838
   Emerson Electric (D)                                  22,078           1,851
   Equifax                                                3,857             142
   Expeditors International Washington                  122,848           5,477
   Fastenal                                               9,300             359
   FedEx                                                 11,700           1,272
   Flowserve*                                            17,025             861
   Fluor                                                 31,029           2,386
   Gardner Denver*                                       21,100             698
   General Dynamics                                       6,082             436
   General Electric (D)                                 231,144           8,159
   Genlyte Group*                                           300              21
   Graco                                                  1,600              62
   H&E Equipment Services*                               12,800             312
   Harsco                                                 1,800             140
   Herman Miller (D)                                     30,772           1,053
   HNI                                                    5,183             216
   Honeywell International (D)                          132,921           5,436
   Hubbell, Cl B                                            700              34
   Illinois Tool Works (D)                               24,500           1,100
   Ingersoll-Rand, Cl A (D)                              46,254           1,757
   ITT Industries                                         3,318             170
   Jacobs Engineering Group*                             20,510           1,533
   JB Hunt Transport Services                            25,100             521
   John H. Harland                                        1,400              51

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Kennametal                                             2,000   $         113
   L-3 Communications Holdings                            7,774             609
   Laidlaw International (D)                             38,600           1,055
   Landstar System                                        2,500             107
   Lennox International                                   1,511              35
   Lincoln Electric Holdings                                600              33
   Lockheed Martin (D)                                   28,637           2,465
   Manitowoc                                              2,900             130
   Manpower                                               5,700             349
   Masco                                                 29,400             806
   MSC Industrial Direct, Cl A                            3,100             126
   Norfolk Southern                                       9,877             435
   Northrop Grumman (D)                                  48,983           3,334
   Oshkosh Truck                                          5,300             267
   Paccar (D)                                            43,814           2,498
   Parker Hannifin                                       25,201           1,959
   Pitney Bowes                                             974              43
   Precision Castparts                                    6,280             397
   Raytheon (D)                                          43,312           2,079
   Republic Services                                      1,603              64
   Robert Half International                             11,100             377
   Rockwell Automation                                    8,300             482
   Rockwell Collins                                       2,154             118
   Roper Industries                                       1,038              46
   RR Donnelley & Sons                                   14,065             464
   Ryder System                                          34,100           1,762
   Southwest Airlines (D)                                89,188           1,486
   Spherion*                                              4,600              33
   SPX                                                    1,494              80
   Stericycle*                                            2,935             205
   Swift Transportation*                                 26,349             625
   Teleflex                                              10,200             568
   Terex*                                                50,252           2,272
   Textron                                                6,200             543
   Thomas & Betts*                                       26,649           1,271
   Timken                                                43,680           1,301
   Toro                                                   1,700              72
   Trinity Industries                                    20,300             653
   Tyco International                                    95,434           2,671
   UAL*                                                  19,298             513
   Union Pacific                                         33,017           2,905
   United Parcel Service, Cl B                          101,359           7,292
   United Rentals*                                        9,111             212
   United Technologies                                   11,004             697
   US Airways Group*                                        700              31
   US Xpress Enterprises, Cl A*                           3,200              74
   USG*                                                   6,701             315
   Waste Management                                      13,200             484
   WESCO International*                                  15,532             901
   West*                                                  1,265              61
   WW Grainger                                            5,267             353
   YRC Worldwide*                                         6,500             241
                                                                  --------------
                                                                        110,010
                                                                  --------------


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006          61

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 15.4%
   Acxiom                                                28,200   $         695
   ADC Telecommunications*                                9,700             145
   Adobe Systems*                                         6,800             255
   Advanced Energy Industries*                           12,700             216
   Affiliated Computer Services, Cl A*                    1,400              73
   Agere Systems*                                       100,416           1,499
   Agilent Technologies (D)*                             41,182           1,346
   Akamai Technologies*                                   7,256             363
   Alliance Data Systems*                                 5,500             304
   Amphenol, Cl A                                         2,024             125
   Analog Devices                                        18,800             553
   Anixter International                                 18,500           1,045
   Apple Computer*                                        6,448             497
   Applied Materials                                     94,095           1,668
   Ariba*                                                 4,600              34
   Arrow Electronics*                                   100,677           2,762
   Atmel*                                               147,700             892
   ATMI*                                                 17,800             517
   Autodesk*                                              1,736              60
   Automatic Data Processing                              9,701             459
   Avaya*                                                11,774             135
   Avnet*                                               110,335           2,165
   Avocent*                                              16,700             503
   BEA Systems*                                           9,700             147
   BMC Software*                                         66,295           1,805
   Broadcom, Cl A*                                        3,458             105
   Cadence Design Systems (D)*                           63,182           1,072
   CDW                                                   18,077           1,115
   Ceridian*                                             16,300             364
   CheckFree*                                            17,610             728
   Cisco Systems (D)*                                   217,430           5,001
   Citrix Systems*                                        6,715             243
   Cognizant Technology Solutions, Cl A*                  2,300             170
   Computer Sciences*                                    30,076           1,477
   Convergys*                                            44,600             921
   DealerTrack Holdings*                                    300               7
   Dell (D)*                                             53,080           1,212
   Diebold                                                1,300              57
   DST Systems*                                          14,221             877
   eBay*                                                278,700           7,904
   Electronic Data Systems (D)                          152,086           3,729
   Factset Research Systems                                 800              39
   Fair Isaac (D)                                        23,627             864
   Fidelity National Information Services                 8,574             317
   First Data                                           154,756           6,500
   Fiserv (D)*                                           50,505           2,378
   Freescale Semiconductor, Cl B*                        40,344           1,533
   Global Payments                                       10,365             456
   Google, Cl A*                                         17,700           7,114
   Harris                                                10,923             486
   Hewlett-Packard (D)                                  294,463          10,804
   Ingram Micro, Cl A*                                   83,683           1,603
   Integrated Device Technology*                         10,100             162

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Intel (D)                                            107,733   $       2,216
   International Business Machines (D)                  134,499          11,021
   Intersil, Cl A                                         4,582             112
   Intuit*                                              243,772           7,823
   Iron Mountain*                                         6,594             283
   Itron*                                                 5,800             324
   Jabil Circuit*                                         5,093             146
   Kla-Tencor                                               641              28
   Lam Research*                                          9,892             448
   Lexmark International, Cl A*                          34,300           1,978
   Linear Technology                                      7,389             230
   Mastercard, Cl A                                       6,800             478
   McAfee*                                               33,400             817
   MEMC Electronic Materials (D)*                        29,374           1,076
   Mettler Toledo International*                          3,562             236
   Microchip Technology                                   1,047              34
   Micron Technology*                                    11,700             204
   Microsoft (D)                                        418,620          11,441
   MicroStrategy, Cl A (D)*                              10,122           1,031
   Molex                                                  9,100             355
   MoneyGram International                               38,400           1,116
   Motorola (D)                                          83,896           2,097
   National Instruments                                   3,500              96
   National Semiconductor                                 2,036              48
   NAVTEQ*                                               83,100           2,170
   NCR*                                                  42,528           1,679
   Network Appliance*                                     8,065             298
   Novellus Systems*                                     36,003             996
   Nvidia*                                                  724              21
   Online Resources*                                      6,800              83
   Oracle*                                               99,108           1,758
   Paychex                                              159,641           5,883
   Perficient*                                            4,500              71
   QLogic*                                               57,208           1,081
   Qualcomm (D)                                         281,129          10,219
   RealNetworks*                                          4,600              49
   Red Hat*                                              12,042             254
   Reynolds & Reynolds, Cl A                              3,200             126
   Sabre Holdings, Cl A                                  24,147             565
   SanDisk*                                             111,994           5,996
   Seagate Technology                                   255,000           5,888
   SonicWALL*                                            12,600             138
   Sybase*                                                2,231              54
   Symantec*                                              5,456             116
   Symbol Technologies                                    3,600              53
   Synopsys (D)*                                         65,486           1,291
   Tech Data*                                            30,732           1,123
   Tektronix                                              9,200             266
   Texas Instruments (D)                                102,364           3,404
   Trimble Navigation*                                    1,000              47
   VeriSign*                                              3,700              75
   Vishay Intertechnology*                               58,400             820
   Websense*                                             17,800             385
   Western Digital*                                      53,045             960


--------------------------------------------------------------------------------
62          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Xerox*                                                52,388   $         815
   Xilinx                                                37,200             817
   Yahoo!*                                                  986              25
                                                                  --------------
                                                                        166,665
                                                                  --------------

MATERIALS -- 3.1%
   Air Products & Chemicals                               1,400              93
   Airgas                                                 3,300             119
   Albemarle                                              3,500             190
   Alcoa                                                 40,600           1,138
   Allegheny Technologies                                 2,500             156
   Ball                                                     900              36
   Bemis                                                  7,800             256
   Cabot                                                  2,200              82
   Carpenter Technology                                     700              75
   Celanese, Ser A                                       86,283           1,544
   Chaparral Steel*                                       1,800              61
   Commercial Metals                                      2,200              45
   Crown Holdings*                                       12,447             232
   Cytec Industries                                       3,700             206
   Dow Chemical (D)                                      29,894           1,165
   E.I. du Pont de Nemours                                3,000             129
   Eagle Materials                                       34,479           1,161
   Ecolab                                                10,698             458
   Freeport-McMoRan Copper &
      Gold, Cl B                                          2,600             139
   Hercules*                                             43,236             682
   Huntsman*                                             98,144           1,786
   International Flavors & Fragrances                     2,100              83
   International Paper                                    8,400             291
   IPSCO (D)                                             10,800             936
   Lubrizol                                                 159               7
   Lyondell Chemical                                     12,200             310
   Martin Marietta Materials (D)                         11,762             995
   Methanex                                              24,200             589
   Monsanto                                               1,212              57
   Nalco Holding*                                           293               5
   Newmont Mining (D)                                    37,600           1,607
   Nucor                                                  6,100             302
   OM Group*                                             20,300             892
   Owens-Illinois*                                       79,573           1,227
   Pactiv*                                               58,686           1,668
   Phelps Dodge (D)                                      17,600           1,491
   PPG Industries                                           700              47
   Praxair                                              101,315           5,994
   Reliance Steel & Aluminum                             27,601             887
   Rohm & Haas                                            4,500             213
   RPM International                                      2,300              44
   Scotts Miracle-Gro, Cl A                               2,018              90
   Sealed Air                                             2,309             125
   Sigma-Aldrich                                            847              64
   Smurfit-Stone Container*                              17,600             197
   Sonoco Products                                        6,277             211

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Steel Dynamics                                        23,700   $       1,196
   Temple-Inland                                         23,371             937
   Titanium Metals*                                       1,300              33
   United States Steel                                   26,300           1,517
   Valspar                                                1,500              40
   Vulcan Materials                                      25,335           1,982
   Weyerhaeuser                                             415              26
   Wheeling-Pittsburgh*                                   2,600              45
                                                                  --------------
                                                                         33,861
                                                                  --------------

TELECOMMUNICATION SERVICES -- 2.3%
   Alltel (D)                                            24,013           1,333
   American Tower, Cl A*                                  4,559             166
   AT&T (D)                                             109,487           3,565
   BCE*                                                  26,077             706
   Bell Aliant Regional Communications
      Income Fund (Canada) (H)*                           2,066              65
   BellSouth                                             41,555           1,776
   CenturyTel                                            36,094           1,432
   Citizens Communications                              131,711           1,849
   Crown Castle International*                           10,715             378
   Embarq                                                 4,523             219
   Leap Wireless International*                             800              39
   Qwest Communications International*                  133,395           1,163
   Rogers Communications, Cl B                           28,200           1,547
   Sprint Nextel (D)                                    199,387           3,420
   Telephone & Data Systems                              29,145           1,227
   US Cellular*                                          36,384           2,172
   Verizon Communications (D)                            94,645           3,514
   Windstream                                             5,752              76
                                                                  --------------
                                                                         24,647
                                                                  --------------

UTILITIES -- 1.9%
   AES*                                                  23,544             480
   Allegheny Energy*                                      3,121             125
   Alliant Energy                                        15,100             540
   American Electric Power                               25,343             922
   Aqua America                                           2,076              46
   CenterPoint Energy                                     2,888              41
   CMS Energy*                                              301               4
   Consolidated Edison                                    1,392              64
   Dominion Resources                                     5,197             397
   DPL                                                    9,922             269
   DTE Energy                                             1,045              43
   Duke Energy                                            1,178              36
   Edison International (D)                             116,146           4,836
   Energen                                               44,962           1,883
   Energy East                                            2,600              62
   Entergy                                               13,600           1,064
   Equitable Resources                                      621              22
   Exelon                                                 4,074             247
   FirstEnergy (D)                                       14,965             836


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006          63

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2006

--------------------------------------------------------------------------------
                                              Shares/Contracts/
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   FPL Group                                                145   $           7
   Hawaiian Electric Industries                           1,100              30
   KeySpan                                                4,400             181
   MDU Resources Group                                   15,196             339
   Mirant*                                                3,900             106
   National Fuel Gas                                     15,500             563
   Northeast Utilities                                    2,000              47
   NRG Energy*                                           15,700             711
   OGE Energy                                             2,100              76
   Oneok                                                  1,100              42
   Pepco Holdings                                         2,400              58
   PG&E (D)                                              28,036           1,168
   Pinnacle West Capital                                    300              13
   PPL                                                      562              18
   Public Service Enterprise Group                       11,330             693
   Puget Energy                                           2,424              55
   Questar                                                1,571             128
   Reliant Energy*                                        4,000              49
   SCANA                                                    739              30
   Sempra Energy                                         22,525           1,132
   Sierra Pacific Resources*                              2,500              36
   Southern                                               1,827              63
   Southern Union                                        10,100             267
   TXU (D)                                               32,631           2,040
   UGI                                                   13,300             325
   Wisconsin Energy                                      10,400             449
   WPS Resources                                          2,700             134
   Xcel Energy                                            5,071             105
                                                                  --------------
                                                                         20,782
                                                                  --------------

Total Common Stock
   (Cost $921,800) ($ Thousands)                                        955,370
                                                                  --------------

PURCHASED OPTIONS -- 0.0%
   December 2006 120 Day Euro
      Futures Call, Expires 12/16/06,
      Strike Price $95*                                      98              70
   October 2006 90 Day Euro
      Futures Put, Expires 10/14/06,
      Strike Price $94.375*                                  33              --
                                                                  --------------

Total Purchased Options
   (Cost $79) ($ Thousands)                                                  70
                                                                  --------------

ASSET-BACKED SECURITIES -- 9.3%

MORTGAGE RELATED SECURITIES -- 9.3%
   ABSC NIM Trust, Ser 2005-HE6,
      Cl A1 (E)
          5.050%, 08/27/35                          $       141             140
   ACE Securities, Ser 2005-HE3,
      Cl A2A (C)
          5.430%, 05/25/35                                  253             253

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Ace Securities, Ser 2003-OP1,
      Cl M1 (C)
          6.030%, 10/26/06                          $       500   $         503
   Aegis Asset-Backed Securities Trust,
      Ser 2003-3, Cl M1 (C)
          6.030%, 10/25/06                                  129             129
   American Home Mortgage Assets,
      Ser 2006-3, Cl M5 (C)
          5.330%, 10/25/46                                  250             250
   American Home Mortgage Investment Trust,
      Ser 2005-1, Cl 6A (C)
          5.294%, 10/25/06                                5,519           5,457
   American Home Mortgage Investment Trust,
      Ser 2006-1, Cl 2A3 (C)
          5.100%, 10/25/06                                1,435           1,422
   Ameriquest Mortgage Securities,
      Ser 2003-2, Cl M1 (C)
          6.230%, 10/25/06                                  427             428
   Ameriquest Mortgage Securities,
      Ser 2004-FR1, Cl A4
          3.243%, 05/25/34                                  538             532
   Argent Securities, Ser 2003-W5,
      Cl M1 (C)
          6.030%, 10/25/06                                  250             253
   Argent Securities, Ser 2003-W9,
      Cl M1 (C)
          6.020%, 10/26/06                                  400             402
   Asset-Backed Funding Certificates,
      Ser 2005-AQ1, Cl A2 (G)
          4.300%, 06/25/35                                1,000             987
   Asset-Backed Funding NIM Trust,
      Ser 2005-WMC1, Cl N1 (E)
          5.900%, 07/26/35                                   68              68
   Asset-Backed Securities Home Equity
      Loan Trust, Ser 2003-HE5, Cl M1 (C)
          6.080%, 10/15/06                                  547             550
   Asset-Backed Securities Home Equity,
      Ser 2003-HE5, Cl M2 (C)
          7.230%, 10/15/06                                  275             278
   Asset-Backed Securities Home Equity,
      Ser 2003-HE7, Cl M2 (C)
          7.080%, 10/15/06                                  215             219
   Bear Stearns Asset-Backed Securities,
      Ser 2005-AQ2N, Cl A1 (E)
          5.500%, 09/25/35                                   31              31
   Bear Stearns Asset-Backed Securities,
      Ser 2005-HE11, Cl A1 (E)
          5.500%, 11/25/35                                  249             248
   Bear Stearns Asset-Backed Securities,
      Ser 06-PC1N, Cl A1 (E)
          5.500%, 12/25/35                                   88              88
   Centex Home Equity, Ser 2004-B,
      Cl AF3 (G)
          2.946%, 05/25/28                                  165             164


--------------------------------------------------------------------------------
64          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Chase Funding Mortgage Loan,
      Ser 2003-1, Cl 2M2 (C)
          6.830%, 10/25/06                          $       173   $         174
   Chase Funding Mortgage Loan,
      Ser 2003-6, Cl 1A3
          3.340%, 05/25/26                                  737             724
   Conseco Finance, Ser 2001-C, Cl A4
          6.190%, 03/15/30                                1,255           1,256
   Countrywide Alternative Loan Trust,
      Ser 2005-69, Cl M3 (C)
          6.480%, 10/27/06                                  235             238
   Countrywide Alternative Loan Trust,
      Ser 2005-IM1, Cl M3 (C)
          7.330%, 10/27/06                                  375             375
   Countrywide Alternative Loan Trust,
      Ser 2006-OA11, Cl M3 (C)
          5.760%, 10/30/06                                  500             500
   Countrywide Alternative Loan Trust,
      Ser 2006-OA16, Cl M5 (C)
          5.880%, 08/25/36                                  225             225
   Countrywide Asset-Backed Certificates,
      Ser 2003-5, Cl MV2 (C)
          6.930%, 01/25/34                                  235             237
   Countrywide Asset-Backed Certificates,
      Ser 2004-9, Cl AF3 (C)
          3.854%, 10/25/30                                  427             424
   Countrywide Asset-Backed Certificates,
      Ser 2005-7, Cl MV8 (C)
          6.780%, 10/27/06                                  250             254
   Countrywide Asset-Backed Certificates,
      Ser 2006-S1, Cl A2
          5.549%, 08/25/21                                1,600           1,597
   Countrywide Home Equity Loan Trust,
      Ser 2006-D, Cl 2A (C)
          5.530%, 10/30/06                                2,249           2,249
   Countrywide Home Loans,
      Ser 2004-22, Cl A1 (C)
          5.092%, 10/01/06                                  518             515
   Countrywide Home Loans,
      Ser 2006-OA4, Cl M4 (C)
          6.150%, 10/27/06                                  285             290
   Countrywide Home Loans,
      Ser 2006-OA4, Cl M5 (C)
          6.200%, 10/27/06                                  195             197
   Countrywide Home Loans,
      Ser 2006-OA5, Cl 1M4 (C)
          6.380%, 10/27/06                                  275             276
   DSLA Mortgage Loan Trust,
      Ser 2004-AR4, Cl B1 (C)
          5.930%, 10/19/06                                  350             354
   FBR Securitization Trust, Ser 2005-2,
      Cl M10 (C)
          7.580%, 10/28/06                                  100              83


--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   FBR Securitization Trust, Ser 2005-4,
      Cl M11 (C)
          7.330%, 10/27/06                          $       210   $         199
   FBR Securitization Trust, Ser 2005-4,
      Cl M12 (C)
          7.330%, 10/27/06                                  102             101
   FBR Securitization Trust, Ser 2005-5,
      Cl M12 (C)
          7.580%, 10/27/06                                  146             145
   First Franklin Mortgage Loan Asset,
      Ser 2005-FFH4, Cl N1 (E)
          5.682%, 12/25/35                                   95              95
   First Franklin Mortgage Loan,
      Ser 2003-FF5, Cl M6 (C)
          8.830%, 10/25/06                                  345             348
   First Franklin Mortgage Loan,
      Ser 2005-FF4, Cl 2A3 (C)
          5.550%, 10/25/06                                1,400           1,401
   GE-WMC Mortgage Securities NIM Trust,
      Ser 2005-2A, Cl N1 (E)
          5.500%, 01/25/36                                  208             207
   GMAC Mortgage Loan Trust,
      Ser 2004-HE2, Cl A2 (C)
          2.880%, 10/25/06                                  751             744
   GMAC Mortgage Loan Trust,
      Ser 2006-HE1, Cl A (C)
          5.540%, 10/25/06                                3,900           3,902
   GS Mortgage Securities,
      Ser 2006-GG6, Cl AM
          5.622%, 04/10/38                                3,800           3,863
   GSAA Home Equity Trust,
      Ser 2006-3N, Cl N1 (E)
          5.750%, 03/25/36                                   76              76
   Greenwich Capital Commercial Funding,
      Ser 2006-GG7, Cl AM (C)
          6.110%, 07/10/38                                2,100           2,192
   Hasco NIM Trust, Ser 2006-OP2A,
      Cl A (E)
          5.856%, 01/26/36                                  149             148
   Holmes Financing, Ser 2006-10A,
      Cl 1C (C) (E)
          5.738%, 10/16/06                                  600             600
   Home Equity Asset Trust, Ser 2003-4,
      Cl M2 (C)
          7.230%, 10/25/06                                  370             372
   Home Equity Asset Trust, Ser 2005-4,
      Cl 2A1 (C)
          5.420%, 10/25/06                                  114             114
   Home Equity Asset Trust, Ser 2005-7N,
      Cl A (E)
          6.500%, 02/27/36                                  463             461
   Home Equity Asset Trust, Ser 2005-9N,
      Cl A (E)
          6.500%, 05/27/36                                  210             210


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006          65

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2006

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Home Equity Asset Trust, Ser 2006-1N,
      Cl 1A (E)
          6.500%, 05/27/36                          $       140   $         140
   IMPAC CMB Trust, Ser 2004-10,
      Cl 4M1 (C)
          5.930%, 03/25/35                                  461             463
   IMPAC NIM Trust, Ser 2006-1,
      Cl N (E)
          6.000%, 03/25/36                                  127             127
   IMPAC Secured Assets, Ser 2006-3,
      Cl A4 (C)
          5.420%, 10/27/06                                3,250           3,250
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR12, Cl M2 (C)
          5.880%, 09/25/46                                  235             234
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR2, Cl M6 (C)
          7.080%, 04/25/46                                  240             243
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR2, Cl M9 (C)
          7.080%, 10/25/06                                  200             169
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR4, Cl M4 (C)
          6.030%, 10/25/06                                  165             166
   JP Morgan Chase Commercial Mortgage,
      Ser 2006-LDP7, Cl AM (C)
          6.066%, 10/01/06                                2,700           2,810
   JP Morgan Mortgage Acquisition,
      Ser 2006-RM1, Cl A2 (C)
          5.480%, 10/27/06                                1,000           1,000
   Lehman XS Trust, Ser 2005-5N,
      Cl M3 (C)
          6.330%, 10/25/06                                  600             607
   Lehman XS Trust, Ser 2005-5N,
      Cl M4 (C)
          7.080%, 10/31/06                                  725             706
   Lehman XS Trust, Ser 2005-7N,
      Cl M51 (C)
          6.580%, 12/25/35                                  150             152
   Lehman XS Trust, Ser 2005-7N,
      Cl M7I (C)
          7.080%, 10/27/06                                  325             313
   Lehman XS Trust, Ser 2005-9N,
      Cl M4 (C)
          6.730%, 10/30/06                                  225             230
   Lehman XS Trust, Ser 2005-9N,
      Cl M6 (C)
          7.080%, 10/30/06                                  415             418
   Lehman XS Trust, Ser 2006-11,
      Cl M10 (C)
          7.330%, 10/25/06                                  210             177
   Lehman XS Trust, Ser 2006-12N,
      Cl M4 (C)
          5.880%, 08/25/46                                  270             269

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Lehman XS Trust, Ser 2006-12N,
      Cl M5 (C)
          5.930%, 08/25/46                          $       150   $         150
   Lehman XS Trust, Ser 2006-2N,
      Cl M5 (C)
          6.480%, 10/27/06                                  240             244
   Long Beach Asset Holdings,
      Ser 2006-2, Cl N1 (E)
          5.780%, 04/25/46                                   94              93
   Long Beach Mortgage Loan Trust,
      Ser 2006-WL1, Cl 1A3 (C)
          5.660%, 10/27/06                                  919             922
   Master Asset-Backed Securities NIM
      Trust, Ser 2006-CI13, Cl N1 (E)
          7.000%, 12/25/35                                  335             333
   Master Asset-Backed Securities NIM
      Trust, Ser 2006-CI14, Cl N1 (E)
          6.000%, 07/26/35                                  198             197
   Master Asset-Backed Securities Trust,
      Ser 2002-OPT1, Cl M1 (C)
          6.480%, 10/27/06                                  161             161
   Merrill Lynch Mortgage Investors,
      Ser 2005-FF6, Cl N1 (E)
          4.500%, 05/25/36                                  112             111
   Merrill Lynch Mortgage Investors,
      Ser 2005-FM1N, Cl N1 (E)
          4.500%, 05/25/36                                  170             168
   Merrill Lynch Mortgage Investors,
      Ser 2006-1, Cl 1A (C)
          5.350%, 02/25/36                                2,284           2,265
   Merrill Lynch Mortgage Investors,
      Ser 2006-MLN1, Cl A2A (C)
          5.394%, 10/29/06                                1,000           1,000
   Merrill Lynch Mortgage Investors,
      Ser 2006-RM4, Cl A2A (C)
          5.406%, 10/27/06                                1,500           1,500
   Morgan Stanley Capital I,
      Ser 2003-NC10, Cl M1 (C)
          6.010%, 10/27/06                                  583             585
   Morgan Stanley Capital I,
      Ser 2003-NC10, Cl M2 (C)
          7.130%, 10/26/06                                  515             519
   Morgan Stanley Dean Witter Capital I,
      Ser 2003-NC1, Cl M2 (C)
          7.380%, 10/27/06                                  414             415
   New Century Home Equity Loan Trust,
      Ser 2003-B, Cl M1 (C)
          5.980%, 10/27/06                                  650             654
   New Century Home Equity Loan Trust,
      Ser 2004-A, Cl AII3 (C)
          4.450%, 10/01/06                                  965             958
   New Century Home Equity Loan Trust,
      Ser 2005-A, Cl A2 (G)
          4.461%, 10/25/06                                2,229           2,208


--------------------------------------------------------------------------------
66          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Option One Mortgage Loan Trust,
      Ser 2003-4, Cl M2 (C)
          6.980%, 07/25/33                          $       205   $         207
   Option One Mortgage Loan Trust,
      Ser 2003-5, Cl M1 (C)
          5.980%, 10/23/06                                  350             351
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl M10 (C) (E)
          7.830%, 10/27/06                                  100              87
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl M11 (C) (E)
          7.830%, 10/27/06                                  190             181
   Ownit Mortgage Loan Asset-Backed
      Securities Trust, Ser 2006-1,
      Cl AF1 (G)
          5.424%, 12/25/36                                2,653           2,639
   Ownit Mortgage Loan NIM Trust,
      Ser 2005-5A, Cl N1 (E)
          5.500%, 10/25/36                                   90              90
   People's Financial Realty Mortgage
      Security, Ser 2006-1,
      Cl B1 (C)
          7.868%, 10/03/06                                  243             240
   Residential Accredit Loans,
      Ser 2006-Q01, Cl 2A3 (C)
          5.730%, 10/27/06                                  590             592
   Residential Accredit Loans,
      Ser 2006-Q04, Cl N1 (E)
          6.048%, 04/25/46                                  459             458
   Residential Accredit Loans,
      Ser 2006-Q06, Cl M5 (C)
          5.830%, 10/29/06                                  350             349
   Residential Accredit Loans,
      Ser 2006-QO3, Cl M4 (C)
          6.050%, 10/25/06                                  250             250
   Residential Accredit Loans,
      Ser 2006-QO3, Cl M5 (C)
          6.110%, 10/25/06                                  250             250
   Residential Asset Mortgage Products,
      Ser 2003-RS10, Cl AI5
          4.910%, 01/25/31                                  600             597
   Residential Asset Mortgage Products,
      Ser 2006-RZ4, Cl A1 (C)
          5.420%, 10/25/06                                2,500           2,500
   Residential Asset Mortgage Products,
      Ser 2006-RZ4, Cl M9 (C)
          7.830%, 10/25/06                                  115             100
   Residential Asset Securities,
      Ser KS9, Cl AI3
          3.250%, 12/25/28                                  718             715
   Residential Asset Securitization Trust,
      Ser 2004-IP2, Cl 3A1 (C)
          5.276%, 10/25/06                                1,951           1,950

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2A (C) (E)
          5.430%, 10/25/06                          $     1,350   $       1,350
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2B (C) (E)
          5.480%, 10/25/06                                1,000           1,000
   SB Finance NIM Trust,
      Ser 2005-HE3, Cl N1 (E)
          4.750%, 09/25/35                                  197             196
   SB Finance NIM Trust,
      Ser 2006-KS4N, Cl N1 (E)
          7.500%, 06/25/36                                  136             136
   SLM Student Loan Trust,
      Ser 2006-C, Cl C (C)
          5.877%, 12/28/06                                1,000             991
   Saco I Trust, Ser 2005-10, Cl 2A1 (C)
          5.590%, 10/30/06                                2,888           2,893
   Sail NIM Notes, Ser 2005-11A, Cl A (E)
          7.500%, 01/27/36                                  322             318
   Sail NIM Notes, Ser 2006-BC1A, Cl A (E)
          7.000%, 03/27/36                                  217             216
   Sharps SP I LLC NIM Trust,
      Ser 2005-HE3N, Cl N (E)
          5.000%, 05/25/35                                  275             275
   Soundview NIM Trust, Ser 2005-OPT4,
      Cl N1 (E)
          5.682%, 12/25/35                                   52              52
   Structured Adjustable Rate Mortgage
      Loan, Ser 2005-16XS, Cl M2 (C)
          6.230%, 10/25/06                                  505             508
   Structured Asset Investment Loan,
      Ser 2005-4, Cl M11 (C)
          7.830%, 10/25/06                                  250             235
   Structured Asset Mortgage Investments,
      Ser 2006-AR1, Cl B4 (C)
          6.280%, 10/27/06                                  191             193
   Structured Asset Mortgage Investments,
      Ser 2006-AR1, Cl B5 (C)
          6.380%, 10/27/06                                  121             123
   Structured Asset Securities,
      Ser 2005-NC1, Cl A2 (G)
          3.920%, 02/25/35                                  505             501
   Structured Asset Securities,
      Ser 2005-S1, Cl B3 (C) (E)
          7.830%, 10/27/06                                  350             341
   Terwin Mortgage Trust, Ser 2006-2HGS,
      Cl A1 (C) (E)
          4.500%, 03/25/37                                4,252           4,209
   Terwin Mortgage Trust, Ser 2006-2HGS,
      Cl AX, IO (C) (E)
         13.000%, 03/25/37                                  695             112
   Terwin Mortgage Trust, Ser 2006-2HGS,
      Cl B1 (C) (E)
          6.110%, 10/25/06                                  300             302


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006          67

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2006

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Terwin Mortgage Trust, Ser 2006-4SL,
      Cl A1 (C) (E)
          4.500%, 05/25/37                          $     4,494   $       4,451
   Terwin Mortgage Trust, Ser 2006-4SL,
      Cl AX (C) (E)
         20.000%, 05/25/37                                  776              90
   Terwin Mortgage Trust, Ser 2006-6,
      Cl A1 (C)
          4.500%, 07/25/37                                1,738           1,720
   Terwin Mortgage Trust, Ser 2006-HF1,
      Cl A1A (C) (E)
          4.500%, 02/25/37                                1,508           1,498
   Wachovia Student Loan Trust,
      Ser 2006-1, Cl B (C) (E)
          5.689%, 04/25/40                                3,200           3,185
   Wells Fargo Home Equity Trust,
      Ser 2004-2, Cl A12 (C)
          3.450%, 06/25/19                                2,371           2,355
   Wells Fargo Home Equity Trust,
      Ser 2004-2, Cl M8A (C) (E)
          8.330%, 10/28/06                                  300             297
                                                                  --------------

Total Asset-Backed Securities
   (Cost $100,204) ($ Thousands)                                        100,608
                                                                  --------------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 5.3%
   FHLMC (C)
          5.572%, 10/01/35                                  845             847
   FNMA
          5.500%, 11/01/20                                  986             985
          5.500%, 12/01/20                                1,960           1,960
          5.500%, 01/01/21                                2,959           2,959
          5.500%, 02/01/21                                  984             983
          5.500%, 03/01/21                                8,815           8,811
          5.500%, 06/01/21                                    6               6
   FNMA ARM
          5.581%, 05/01/36                                1,956           1,963
          5.524%, 01/01/36                                  860             861
          5.504%, 05/01/36                                  999           1,001
   FNMA TBA
          6.000%, 10/20/19                                3,000           3,045
          5.500%, 10/15/21                               14,000          13,991
          5.500%, 10/01/34                               11,100          10,933
          5.000%, 10/01/20                                4,300           4,225
   GNMA
          5.000%, 02/20/35                                  486             488
          4.500%, 06/20/36                                  493             490
          4.000%, 06/20/34                                  676             673
          4.000%, 07/20/35                                  411             409
          4.000%, 01/20/36                                  480             475
          3.750%, 03/20/34                                  539             530

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   GNMA ARM
          5.500%, 10/30/06                          $       648   $         648
          4.500%, 08/20/34                                  772             770
          4.500%, 01/20/36                                  469             468
                                                                  --------------

Total U.S. Government Mortgage-Backed Obligations
   (Cost $57,130) ($ Thousands)                                          57,521
                                                                  --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.4%
   FHLMC (F)
          5.370%, 01/16/07                                  100              98
   FHLMC CMO STRIPS, Ser 232, Cl IO, IO
          9.953%, 08/01/35                                  455             111
   FHLMC CMO STRIPS, Ser 233, Cl 12, IO
         11.564%, 09/15/35                                1,211             280
   FNMA (F)
          5.145%, 03/30/07 (A)                            1,100           1,072
          4.657%, 12/01/06                                8,000           7,933
   FNMA CMO STRIPS, Ser 359, Cl 6, IO
         11.852%, 11/01/35                                  441             105
   FNMA CMO STRIPS, Ser 360, Cl 2, IO
          9.966%, 08/01/35                               20,843           5,080
                                                                  --------------

Total U.S. Government Agency Obligations
   (Cost $14,811) ($ Thousands)                                          14,679
                                                                  --------------

CORPORATE OBLIGATIONS -- 1.0%

CONSUMER DISCRETIONARY -- 0.1%
   COX Communications
          4.625%, 06/01/13                                  375             349
   Comcast
          5.300%, 01/15/14                                  470             458
   Omnicon Group
          5.900%, 04/15/16                                  210             213
   Time Warner
          6.875%, 05/01/12                                  375             396
                                                                  --------------
                                                                          1,416
                                                                  --------------

ENERGY -- 0.0%
   Kinder Morgan Energy Partners
          5.000%, 12/15/13                                  375             356
                                                                  --------------

FINANCIALS -- 0.6%
   Cit Group
          5.000%, 02/13/14                                  500             483
   Credit Suisse First Boston
          6.500%, 01/15/12                                  250             263
   Genworth Financial
          5.750%, 06/15/14                                  375             382
   Goldman Sachs Group
          5.500%, 11/15/14                                  750             747


--------------------------------------------------------------------------------
68          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Household Finance
          6.375%, 10/15/11                          $       375    $        392
   Istar Financial, Ser 1
          5.875%, 03/15/16                                  250             249
   JPMorgan Chase
          5.125%, 09/15/14                                  375             368
   Lehman Brothers MTN
          5.500%, 04/04/16                                  375             374
   Merrill Lynch
          6.050%, 05/16/16                                  375             388
   Morgan Stanley
          4.750%, 04/01/14                                  375             357
   Residential Capital
          6.500%, 04/17/13                                  630             640
   Shinsei Finance Cayman (C) (E)
          6.418%, 01/29/49                                  400             397
   Simon Property Group+
          5.750%, 12/01/15                                  250             252
          5.600%, 09/01/11                                  210             211
   Wachovia
          4.875%, 02/15/14                                  250             242
   Washington Mutual Preferred
      Funding (C) (E)
          6.534%, 03/15/49                                  400             393
   Western Union (E)
          5.930%, 10/01/16                                  250             252
                                                                  --------------
                                                                          6,390
                                                                  --------------

HEALTH CARE -- 0.1%
   Aetna
          5.750%, 06/15/11                                  375             381
   Teva Pharmaceutical Finance LLC
          5.550%, 02/01/16                                  375             368
   Wellpoint
          6.800%, 08/01/12                                  250             267
                                                                  --------------
                                                                          1,016
                                                                  --------------

INDUSTRIALS -- 0.1%
   Harrahs Operating
          5.500%, 07/01/10                                  375             369
   Lafarge
          6.150%, 07/15/11                                  230             235
                                                                  --------------
                                                                            604
                                                                  --------------

TELECOMMUNICATION SERVICES -- (0.0%)
   Embarq
          6.738%, 06/01/13                                  375             386
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount
Description                                       ($ Thousands)    Market Value
                                                        /Shares   ($ Thousands)
--------------------------------------------------------------------------------

UTILITIES --  0.1%
   Dominion Resources
          4.750%, 12/15/10                          $       250   $         244
   Exelon Generation LLC
          6.950%, 06/15/11                                  375             398
                                                                  --------------
                                                                            642
                                                                  --------------

Total Corporate Obligations
   (Cost $10,538) ($ Thousands)                                          10,810
                                                                  --------------

CASH EQUIVALENT -- 5.8%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 5.330%**++                               62,490,946          62,491
                                                                  --------------

Total Cash Equivalent
   (Cost $62,491) ($ Thousands)                                          62,491
                                                                  --------------

U.S. TREASURY OBLIGATIONS (B) -- (0.9%)
   U.S. Treasury Bill
          4.942%, 11/24/06                                1,946           1,933
   U.S. Treasury Bond
          2.375%, 04/15/11                                5,433           5,439
   U.S. Treasury Note
          5.125%, 05/15/16                                2,583           2,679
                                                                  --------------

Total U.S. Treasury Obligations
   (Cost $9,927) ($ Thousands)                                           10,051
                                                                  --------------

Total Investments -- 112.0%
   (Cost $1,176,980) ($ Thousands)                                $   1,211,600
                                                                  ==============

COMMON STOCK SOLD SHORT -- (9.6)%

CONSUMER DISCRETIONARY -- (3.0)%
   Amazon.com*                                          (64,400)         (2,069)
   CBS, Cl B                                            (14,467)           (408)
   Clear Channel Outdoor
      Holdings, Cl A*                                    (3,700)            (75)
   Discovery Holding, Cl A*                            (205,441)         (2,971)
   DR Horton                                             (2,800)            (67)
   Eastman Kodak                                        (95,100)         (2,130)
   Four Seasons Hotels                                  (17,400)         (1,111)
   Gamestop, Cl A*                                      (17,900)           (828)
   Gentex                                              (212,512)         (3,020)
   Hearst-Argyle Television                              (9,905)           (227)
   Hilton Hotels                                        (10,400)           (290)
   International Game Technology                         (6,300)           (261)


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006          69

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund (Concluded)

September 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   International Speedway, Cl A                         (14,332)  $        (714)
   Interpublic Group*                                   (96,700)           (957)
   Laureate Education*                                  (14,200)           (680)
   Lennar, Cl A                                         (12,700)           (575)
   Liberty Media Holding-Capital, Ser A*                (21,731)         (1,816)
   McClatchy Company, Cl A                               (5,432)           (229)
   MDC Holdings                                         (10,155)           (472)
   NTL                                                  (76,531)         (1,946)
   O'Reilly Automotive*                                 (28,300)           (940)
   OSI Restaurant Partners                              (42,100)         (1,335)
   Quiksilver*                                          (60,000)           (729)
   RH Donnelley                                         (24,241)         (1,282)
   Scientific Games, Cl A*                              (51,200)         (1,628)
   Sirius Satellite Radio*                             (140,079)           (548)
   Standard Pacific                                      (2,276)            (53)
   Tiffany                                              (26,143)           (868)
   Urban Outfitters*                                   (102,700)         (1,817)
   Wynn Resorts*                                        (10,268)           (698)
   XM Satellite Radio, Cl A*                           (131,546)         (1,696)
                                                                  --------------
                                                                        (32,440)
                                                                  --------------

CONSUMER STAPLES -- (0.1)%
   Hansen Natural*                                       (9,141)           (297)
   J.M. Smucker                                            (362)            (17)
   WM Wrigley Jr.                                       (16,495)           (760)
   WM Wrigley Jr., Cl B                                  (1,168)            (54)
                                                                  --------------
                                                                         (1,128)
                                                                  --------------

ENERGY -- (1.2)%
   Cameco                                               (32,300)         (1,181)
   Cheniere Energy*                                     (22,800)           (677)
   Dresser-Rand Group*                                  (44,200)           (902)
   Enbridge                                             (42,700)         (1,378)
   Foundation Coal Holdings                              (7,000)           (227)
   Massey Energy                                        (45,300)           (949)
   Overseas Shipholding Group                           (20,564)         (1,270)
   Quicksilver Resources*                               (55,408)         (1,768)
   Rowan                                                (25,200)           (797)
   Southwestern Energy*                                 (66,300)         (1,980)
   Tetra Technologies*                                  (38,900)           (940)
   Todco*                                               (23,800)           (823)
                                                                  --------------
                                                                        (12,892)
                                                                  --------------

FINANCIALS -- (1.2)%
   Alleghany*                                               (55)            (16)
   American Capital Strategies                          (56,169)         (2,217)
   Arthur J. Gallegher                                  (25,300)           (675)

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

   Astoria Financial                                     (5,100)  $        (157)
   Commerce Bancorp                                     (40,200)         (1,476)
   Equity Residential+                                   (1,700)            (86)
   Hudson City Bancorp                                 (213,464)         (2,828)
   Legg Mason                                            (3,300)           (333)
   Marsh & McLennan                                      (3,700)           (104)
   Moody's                                               (3,987)           (261)
   New Century Financial+                                (5,216)           (205)
   Peoples Bank                                         (40,800)         (1,616)
   Popular                                              (67,100)         (1,304)
   T Rowe Price Group                                    (9,500)           (455)
   Valley National Bancorp                              (22,700)           (580)
   Vornado Realty Trust+                                 (3,600)           (392)
                                                                  --------------
                                                                        (12,705)
                                                                  --------------

HEALTH CARE -- (1.1)%
   Affymetrix*                                          (61,300)         (1,322)
   Allergan                                              (2,400)           (270)
   Amylin Pharmaceticals*                               (48,155)         (2,122)
   Bausch & Lomb                                        (45,304)         (2,271)
   Cooper                                               (17,000)           (910)
   Davita*                                              (11,500)           (666)
   Endo Pharmaceutical Holdings*                        (27,600)           (898)
   Kinetic Concepts*                                    (20,800)           (654)
   Omnicare                                              (8,500)           (366)
   Patterson*                                           (39,400)         (1,324)
   PDL BioPharma*                                        (4,199)            (81)
   St Jude Medical*                                      (2,500)            (88)
   Vertex Pharmaceuticals*                              (26,200)           (882)
   Zimmer Holdings*                                      (7,300)           (493)
                                                                  --------------
                                                                        (12,347)
                                                                  --------------

INDUSTRIALS -- (1.1)%
   American Power Conversion                            (35,700)           (784)
   Chicago Bridge & Iron-
      New York Shares                                   (46,700)         (1,124)
   Copart*                                               (1,448)            (41)
   Corporate Executive Board                             (8,400)           (755)
   Covanta Holdings*                                    (56,900)         (1,225)
   DRS Technologies                                     (14,919)           (652)
   Expeditors International Washington                   (4,600)           (205)
   Fastenal                                             (17,200)           (663)
   Jetblue Airways*                                     (63,500)           (589)
   Pall                                                 (61,200)         (1,886)
   Southwest Airlines                                   (80,608)         (1,343)
   Stericycle*                                           (9,136)           (638)
   UTI Worldwide                                        (41,000)         (1,147)
   Walter Industries                                    (11,900)           (508)
                                                                  --------------
                                                                        (11,560)
                                                                  --------------


--------------------------------------------------------------------------------
70          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- (1.6)%
   Activision*                                          (62,700)  $        (947)
   Advanced Micro Devices*                              (33,700)           (837)
   Alliance Data Systems*                               (14,500)           (800)
   Apple Computer*                                       (2,900)           (223)
   Autodesk*                                            (10,600)           (369)
   Avid Technology*                                     (22,800)           (830)
   Broadcom, Cl A*                                      (10,600)           (322)
   CACI International, Cl A*                            (16,400)           (902)
   Ciena*                                                (1,352)            (37)
   Citrix Systems*                                      (21,800)           (789)
   eBay*                                                (22,400)           (635)
   F5 Networks*                                          (4,389)           (236)
   Fair Isaac                                            (8,912)           (326)
   Jabil Circuit                                        (15,700)           (449)
   JDS Uniphase*                                         (4,618)            (10)
   Juniper Networks*                                    (74,525)         (1,288)
   Linear Technology                                     (1,800)            (56)
   NAVTEQ*                                              (30,800)           (804)
   Novell*                                              (90,600)           (554)
   PMC - Sierra*                                       (166,525)           (989)
   Rambus*                                              (54,258)           (946)
   Red Hat*                                             (15,833)           (334)
   Salesforce.com*                                      (66,086)         (2,371)
   SanDisk*                                              (7,780)           (417)
   Silicon Laboratories*                                (22,353)           (693)
   Symantec*                                            (17,061)           (363)
   Symbol Technologies                                  (33,100)           (492)
   Teradyne*                                             (2,252)            (30)
   Unisys*                                             (136,000)           (770)
                                                                  --------------
                                                                        (17,819)
                                                                  --------------

MATERIALS -- (0.2)%
   Cabot                                                (10,600)           (394)
   Freeport-McMoRan Copper &
      Gold, Cl B                                         (4,400)           (234)
   Ivanhoe Mines*                                      (116,700)           (731)
   Louisiana-Pacific                                    (43,597)           (818)
   Sigma-Aldrich                                           (500)            (38)
                                                                  --------------
                                                                         (2,215)
                                                                  --------------

TELECOMMUNICATION SERVICES -- (0.0%)
   NeuStar, Cl A*                                       (14,000)           (389)
   SBA Communications, Cl A*                             (2,329)            (57)
                                                                  --------------
                                                                           (446)
                                                                  --------------

UTILITIES -- (0.1%)
   Aqua America                                         (22,800)           (500)
                                                                  --------------

Total Common Stock Sold Short
   (Proceeds $(107,744)) ($ Thousands)                                 (104,052)
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount
                                                  ($ Thousands)    Market Value
Description                                          /Contracts   ($ Thousands)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATION SOLD SHORT -- (0.2)%
      U.S. Treasury Bond
          5.125%, 05/15/16                          $    (2,583)  $      (2,679)
                                                                  --------------

Total U.S. Treasury Obligation Sold Short
   (Proceeds $(2,563)) ($ Thousands)                                     (2,679)
                                                                  --------------

WRITTEN OPTIONS -- (0.0%)
   December 2006 120 Day Euro
      Futures Call, Expires 12/15/06,
      Strike Price $95*                                     (98)            (58)
   October 2006 Euro 1-Year Futures
      Put, Expires 10/14/06,
      Strike Price $94.50*                                  (33)             --
                                                                  --------------

Total Written Options
   (Premiums Received $(71)) ($ Thousands)                                  (58)
                                                                  --------------

Futures -- A summary of the open futures contracts held by the Fund at September 30, 2006, is as follows (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                                   APPRECIATION
TYPE OF                                NUMBER OF     EXPIRATION  (DEPRECIATION)
CONTRACT                               CONTRACTS           DATE   ($ THOUSANDS)
--------------------------------------------------------------------------------
90-Day Euro$                                 (66)      Mar-2007   $         (15)
90-Day Euro$                                 (66)      Mar-2008             (66)
90-Day Euro$                                 (47)      Mar-2009             (39)
90-Day Euro$                                 (46)      Mar-2010             (34)
90-Day Euro$                                 (15)      Mar-2011              (9)
90-Day Euro$                                  (5)      Jun-2007              (3)
90-Day Euro$                                 (56)      Jun-2008             (56)
90-Day Euro$                                 (47)      Jun-2009             (38)
90-Day Euro$                                 (42)      Jun-2010             (29)
90-Day Euro$                                  (1)      Jun-2011              (2)
90-Day Euro$                                 (48)      Sep-2007             (26)
90-Day Euro$                                 (47)      Sep-2008             (41)
90-Day Euro$                                 (47)      Sep-2009             (38)
90-Day Euro$                                 (26)      Sep-2010             (11)
90-Day Euro$                                 163       Dec-2006              26
90-Day Euro$                                 (66)      Dec-2007             (62)
90-Day Euro$                                 (47)      Dec-2008             (41)
90-Day Euro$                                 (47)      Dec-2009             (36)
90-Day Euro$                                 (26)      Dec-2010             (11)
Euro-Bund                                    (22)      Dec-2006             (22)
S&P 500 Index                                642       Dec-2006           5,269
U.S. 2-Year Note                              57       Dec-2006              27
U.S. 5-Year Note                              32       Dec-2006              17
U.S. 10-Year Note                            (45)      Dec-2006             (46)
U.S. Long Treasury Bond                       17       Dec-2006              25
                                                                  -------------
                                                                  $       4,739
                                                                  =============


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006          71

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund (Concluded)

September 30, 2006
Swaps -- At September 30, 2006, the following Total Return Swap agreements were outstanding (see Note 2 in Notes to Financial Statements):

--------------------------------------------------------------------------------
                                                                             NET
                                                         NOTIONAL     UNREALIZED
                                         EXPIRATION        AMOUNT   APPRECIATION
DESCRIPTION                                    DATE  ($ THOUSANDS) ($ THOUSANDS)
--------------------------------------------------------------------------------
 The Fund receives payment on the
    monthly reset spread from Bank of
    America - CMBS BBB Index times the
    notional amount. The Fund receives
    payment if the return on the spread
    appreciates over the payment period
    and pays if the return on the
    spread depreciates over the payment
    period. (Counterparty: Bank of
    America)                               10/31/06  $      4,000  $           9
 The Fund receives payment on the
    monthly reset spread from Bank of
    America - CMBS AAA10Yr Index plus
    15 basis points times the notional
    amount. The Fund receives payment
    if the return on the spread
    appreciates over the payment period
    and pays if the return on the
    spread depreciates over the
    payment. (Counterparty: JP Morgan
    Chase)                                 01/01/07        35,000             32
 The Fund receives payment on the
    monthly reset spread from Bank of
    America - CMBS BBB Index times the
    notional amount. The Fund receives
    payment if the return on the spread
    appreciates over the payment period
    and pays if the return on the
    spread depreciates over the payment
    period. (Counterparty: Bank of
    America)                               10/31/06         7,000             15
 The Fund receives payment on the
    monthly reset spread from Bank of
    America - CMBS AAA 10Yr Index times
    the notional amount. The Fund
    receives payment if the return on
    the spread appreciates over the
    payment period and pays if the
    return on the spread depreciates
    over the payment period.
    (Counterparty: Bank of America)        07/01/07         7,000              5
                                                                   -------------
                                                                   $          61
                                                                   =============

Percentages are based on Net Assets of $1,082,122 ($ Thousands).

*     Non-income producing security.
**    Rate shown is the 7-day effective yield as of September 30, 2006.
+     Real Estate Investment Trust.
++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts.
(B)   The rate reported is the effective yield at time of purchase.
(C) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2006. The date reported on the Schedule of Investments is the next reset date.
(D) All or a portion of this security is held as collateral for securities sold short. The total value of collateral for securities sold short at September 30, 2006 was $245,172 ($Thousands).
(E) This security was sold within the terms of a private placement memorandum, except from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(F) Zero Coupon Bond -- The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(G) Step Bonds -- The rate reflected on the Schedule of Investments is the rate in effect as of September 30, 2006. The coupon on a step bond changes on a specific date.
(H) This security is traded on a foreign stock exchange. The total value of the security as of September 30, 2006 was $65 and represents 0.01% of Net Assets.
ARM -- Adjustable Rate Mortgage
Cl -- Class
CMBS -- Commercial Mortgage-Backed Securities
CMO -- Collateralized Mortgage Obligation
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only Security-face amount represents notional amount.
LLC -- Limited Liability Company
MTN -- Medium Term Note
NIM -- Net Interest Margin
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities
TBA -- To Be Announced

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
72          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006

Statements of Assets and Liabilities ($ Thousands)

September 30, 2006 (Unaudited)

--------------------------------------------------------------------------------------------
                                                                                 LARGE CAP
                                                                         DIVERSIFIED ALPHA
                                                                                      FUND
--------------------------------------------------------------------------------------------
ASSETS:
      Investments at value+                                                 $    1,149,109
      Affiliated investment, at value++                                             62,491
      Cash                                                                             101
      Restricted cash held for securities sold short                                 1,405
      Receivable for investment securities sold                                     16,358
      Receivable for fund shares sold                                               13,369
      Dividends and interest receivable                                              1,630
      Receivable for variation margin                                                   46
      Unrealized gain on swap contracts                                                 61
--------------------------------------------------------------------------------------------
      Total Assets                                                               1,244,570
--------------------------------------------------------------------------------------------
LIABILITIES:
      Payable for securities sold short+++++                                       106,731
      Payable for investment securities purchased                                   48,220
      Payable for fund shares redeemed                                               6,199
      Investment advisory fees payable                                                 340
      Payable for variation margin                                                     312
      Administration fees payable                                                      302
      Shareholder servicing fees payable Class A                                       175
      Overdraft of Foreign currency, at value+++                                        62
      Options written, at value++++                                                     58
      Accrued expense payable                                                           49
--------------------------------------------------------------------------------------------
      Total Liabilites                                                             162,448
--------------------------------------------------------------------------------------------
      Net Assets                                                            $    1,082,122
============================================================================================
    + Cost of investments and repurchase agreements                              1,114,489
   ++ Cost of affiliated investments                                                62,491
  +++ Cost of foreign currency                                                         (61)
 ++++ Premiums received                                                                (71)
+++++ Proceeds from securities sold short                                         (110,307)

NET ASSETS:
      Paid-in-Capital (unlimited authorization -- no par value)             $    1,044,055
      Undistributed net investment income                                            3,146
      Accumulated net realized loss on investments
         securities sold short, option contracts,
         futures, credit default swaps and foreign currency                         (8,086)
      Net unrealized appreciation on investments,
         securities sold short and option contracts                                 38,209
      Net unrealized appreciation on futures contracts                               4,739
      Net unrealized appreciation on swaps                                              61
      Net unrealized depreciation on forward foreign currency
         contracts, foreign currencies and translation of other
         assets and liabilities denominated in foreign currencies                       (2)
--------------------------------------------------------------------------------------------
Net Assets                                                                  $    1,082,122
============================================================================================
Net Asset Value, Offering and Redemption Price Per Share -- Class A         $        10.38
                                                                        ($1,082,101,040 /
                                                                        104,214,564 shares)
============================================================================================
Net Asset Value, Offering and Redemption Price Per Share -- Class I         $        10.38
                                                                               ($20,828 /
                                                                             2,006 shares)
============================================================================================

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006          73

Statements of Operations ($ Thousands)

For the year ended September 30, 2006 (Unaudited)
--------------------------------------------------------------------------------------------
                                                                                 LARGE CAP
                                                                         DIVERSIFIED ALPHA
                                                                                   FUND(1)
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                                                     $    9,218
  Dividends from Affiliated Registered Investment Company*                           2,148
  Interest Income                                                                    5,692
  Less: Foreign Taxes Witheld                                                          (12)
--------------------------------------------------------------------------------------------
  Total Investment Income                                                           17,046
--------------------------------------------------------------------------------------------

EXPENSES:
  Investment Advisory Fees                                                           2,987
  Administration Fees                                                                2,613
  Shareholder Servicing Fees Class A                                                 1,867
  Trustees' Fees                                                                         8
  Dividend Expense                                                                     653
  Interest Expense on Securities Sold Short                                            428
  Printing Fees                                                                         52
  Custodian/Wire Agent Fees                                                             49
  Professional Fees                                                                     36
  Registration Fees                                                                      7
  Other Expenses                                                                         2
--------------------------------------------------------------------------------------------
  Total Expenses                                                                     8,702
--------------------------------------------------------------------------------------------
  Less:
  Waiver of Investment Advisory Fees                                                  (101)
  Waiver of Shareholder Servicing Fees (A)                                            (425)
--------------------------------------------------------------------------------------------
  Net Expenses                                                                       8,176
--------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                8,870
============================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  NET REALIZED GAIN (LOSS) ON:
  Investments                                                                       (8,455)
  Securities Sold Short                                                                149
  Futures Contracts                                                                    443
  Written Options                                                                      (16)
  Swap Contracts                                                                       521
  Foreign Currency Transactions                                                         (1)
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                       34,620
  Securities Sold Short                                                              3,576
  Futures Contracts                                                                  4,739
  Written Options                                                                       13
  Swap Contracts                                                                        61
  Foreign Currency and Translation of Other Assets
    and Liabilities Denominated in Foreign Currency                                     (2)
--------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                      $   44,518
============================================================================================

*     See Note 3 in Notes to Financial Statements.
(1) The Large Cap Diversified Alpha Fund commenced operations on December 14, 2005.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
74          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006

Statements of Changes in Net Assets ($ Thousands)

For the period ended September 30, 2006 (Unaudited)
--------------------------------------------------------------------------------------------
                                                                                 LARGE CAP
                                                                         DIVERSIFIED ALPHA
                                                                                   FUND(2)
--------------------------------------------------------------------------------------------
OPERATIONS:
  Net Investment Income                                                       $      8,870
  Net Realized Loss from Investments,
    Securities Sold Short, Futures Contracts,
    Written Options and Swap Contracts                                              (7,358)
  Net Realized Loss on Foreign Currency
    Transactions                                                                        (1)
  Net Change in Unrealized Appreciation
    on Investments, Securities
    Sold Short, Futures Contracts, Written
    Options and Swap Contracts                                                      43,009
  Net Change in Unrealized Depreciation
    on Foreign Currencies and Translation
    of Other Assets and Liabilities
    Denominated in Foreign Currency                                                     (2)
--------------------------------------------------------------------------------------------
  Net Increase in Net Assets
    from Operations                                                                 44,518
--------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net Investment Income:
  Class A                                                                           (5,836)
--------------------------------------------------------------------------------------------
  Total Dividends and Distributions                                                 (5,836)
--------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
  Class A:
  Proceeds from Shares Issued                                                    1,157,412
  Reinvestment of Dividends & Distributions                                          5,833
  Cost of Shares Redeemed                                                         (119,826)
--------------------------------------------------------------------------------------------
  Increase in Net Assets Derived
    from Class A Transactions                                                    1,043,419
--------------------------------------------------------------------------------------------
  Class I:
    Proceeds from Shares Issued                                                         21
--------------------------------------------------------------------------------------------
  Increase in Net Assets Derived
    from Class I Transactions                                                           21
--------------------------------------------------------------------------------------------
  Increase in Net Assets Derived
    from Capital Share Transactions                                              1,043,440
--------------------------------------------------------------------------------------------
  Net Increase in Net Assets                                                     1,082,122
--------------------------------------------------------------------------------------------
NET ASSETS:
  BEGINNING OF PERIOD                                                                   --
--------------------------------------------------------------------------------------------
  END OF PERIOD                                                               $  1,082,122
--------------------------------------------------------------------------------------------
  UNDISTRIBUTED NET INVESTMENT INCOME
    INCLUDED IN NET ASSETS AT PERIOD END                                      $      3,146
============================================================================================

(1)   See Note 4 in Notes to Financial Statements for additional information.
(2) The Large Cap Diversified Alpha Fund commenced operations on December 14, 2005.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006          75

Financial Highlights

For the period ended September 30, 2006 (Unaudited)
For a Share Outstanding Throughout the Periods
-------------------------------------------------------------------------------------------------------------------------------
                                           Net
                                      Realized                                     Total
           Net Asset                       and                 Dividends      Dividends,
              Value,          Net   Unrealized                  from Net   Distributions    Net Asset               Net Assets
           Beginning   Investment     Gains on   Total from   Investment      and Return   Value, End   Total    End of Period
           of Period       Income   Securities   Operations       Income      of Capital    of Period  Return+   ($ Thousands)
-------------------------------------------------------------------------------------------------------------------------------
LARGE CAP DIVERSIFIED ALPHA FUND
 Class A
   2006(2)  $10.00       $0.10(1)     $0.34(1)     $0.44         $(0.06)        $(0.06)      $10.38      4.44%   $   1,082,101
 Class I
   2006(3)  $10.28       $0.01(1)     $0.09(1)     $0.10         $   --         $   --       $10.38      0.97%   $          21

---------------------------------------------------------------------------------
                                            Ratio of
                             Ratio of       Expenses
                             Expenses     to Average
                           to Average     Net Assets   Ratio of Net
               Ratio of    Net Assets     (Excluding     Investment
               Expenses    (Excluding      Fees Paid         Income   Portfolio
             to Average     Fees Paid     Indirectly     to Average    Turnover
             Net Assets   Indirectly)   and Waivers)     Net Assets       Rate+
---------------------------------------------------------------------------------
LARGE CAP DIVERSIFIED ALPHA FUND
 Class A
   2006(2)      1.09%++       1.09%++      1.16%              1.18%         72%
 Class I
   2006(3)      1.08%++       1.08%++      1.15%              1.12%         72%

  + Returns and turnover rates are for the period indicated and have not been annualized.
  ++   The expense ratios include dividend expense and interest expense on securities sold short. Had these expenses been excluded the ratios would have been 0.95% and 0.75% for Class A and Class I Shares, respectively.
(1) Per share net investment income and net realized and unrealized gains calculated using average shares.
(2) Commenced operations on December 14, 2005. All ratios for the period have been annualized.
(3) Commenced operations on September 14, 2006. All ratios for the period have been annualized.
Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
76          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006

Notes to Financial Statements (Unaudited)

September 30, 2006

1. ORGANIZATION

SEI Institutional Managed Trust (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated October 20, 1986.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 16 Funds: Large Cap Diversified Alpha, Tax-Managed Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility (formerly the Managed Volatility Fund), Global Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, High Yield Bond, Small/Mid Cap Equity and Real Return Plus Funds (each a "Fund," collectively the "Funds"). The Trust is registered to offer Class A shares of the Funds, Class I shares of the Large Cap Diversified Alpha, Large Cap Value, Large Cap Growth, Small Cap Value, Small Cap Growth, Small/Mid Cap Equity, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, High Yield Bond and Real Return Plus Funds, and Class Y shares of Tax-Managed Large Cap Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectuses provide a description of each Fund's investment objective, policies, and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from of operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Fund's Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Fund's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for the Fund if it holds the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Fair Value Committee Meeting should be called based on the information provided.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006          77

Notes to Financial Statements (Continued) (Unaudited)

September 30, 2006

basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until the repurchase date of the repurchase agreement. The Fund also invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust's policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. Tri-party repurchase agreements purchased as collateral for securities on loan are maintained by the applicable securities lending agent (see Note 7). If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

COMPENSATING BALANCES -- Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balance with US Bank (formerly Wachovia Bank NA), the custodian of the Trust, on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balance with US Bank on the following day.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Fund reports certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FUTURES CONTRACTS -- The Fund utilized futures contracts during the year ended September 30, 2006. The Fund's investments in futures contracts are designed to enable the Fund to more closely approximate the performance of its benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Schedule of Investments or Statement of Assets and Liabilities.

OPTION WRITING/PURCHASING -- The Fund may invest in financial option contracts for the purpose of hedging its existing fund securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Large Cap Diversified Alpha Fund had option contracts as of September 30, 2006 as disclosed in the Fund's Schedule of Investments.


--------------------------------------------------------------------------------
78          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Schedule of Investments or Statement of Assets and Liabilities.

Written option transactions entered into during the year ended September 30, 2006 are summarized as follows:

--------------------------------------------------------------------------------
                            Large Cap Diversified Alpha
--------------------------------------------------------------------------------
                                                       Number of        Premium
                                                       Contracts   ($Thousands)
--------------------------------------------------------------------------------
Balance at the
   beginning of period                                        --           $ --
Written                                                      131             71
--------------------------------------------------------------------------------
Balance at the
end of period                                                131           $ 71
--------------------------------------------------------------------------------

At September 30, 2006 the Large Cap Diversified Alpha Fund had cash and/or securities at least equal to the value of written options.

SWAP AGREEMENTS -- A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by the Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument, and also take possession of the instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. In connection with swap agreements securities may be set aside as collateral by the Fund's custodian. The Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect the Fund's value from changes in interest rates, or to expose the Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap Diversified Alpha Fund. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

The Large Cap Diversified Alpha Fund utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENCY AGREEMENT -- The Trust and SEI Investments Global Funds Services (the "Administrator") are parties to an amended and restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and transfer agency services to the Fund for an annual fee of 0.35% of the average daily net assets of the Large Cap Diversified Alpha Fund. The Administrator has agreed to waive all or a portion of its fee in order to limit the operating expenses of the Fund. Any such waiver is voluntary and may be terminated at any time at the Administrator's sole discretion.

INVESTMENT ADVISORY AGREEMENT -- SEI Investments Management Corporation ("SIMC") serves as investment adviser (the "Adviser") to the Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of the Fund. SIMC has voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Fund, exclusive of short sales expenses, will not exceed certain voluntary expense limitations adopted by SIMC. These waivers may be terminated at any time. Accordingly, the advisory fee and voluntary expense limitations for the Fund are as follows:

--------------------------------------------------------------------------------
                                                                      Voluntary
                                                        Advisory        Expense
                                                            Fees    Limitations
--------------------------------------------------------------------------------
Large Cap Diversified Alpha Fund, Class A                 0.4000%        0.9500%
Large Cap Diversified Alpha Fund, Class I                 0.4000%        1.2000%


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006          79

Notes to Financial Statements (Continued) (Unaudited)

September 30, 2006

As of September 30, 2006, SIMC has entered into investment sub-advisory agreements with the following parties:
--------------------------------------------------------------------------------

Investment Sub-Adviser
--------------------------------------------------------------------------------

LARGE CAP DIVERSIFIED ALPHA FUND
Analytic Investors, Inc.
Aronson + Johnson + Ortiz, LP
Delaware Management Company
Enhanced Investment Technologies, LLC
Quantitative Management Associates LLC
Smith Breeden Associates, Inc.

Under the investment sub-advisory agreements, each party receives an annual fee paid by SIMC.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), serves as the Fund's Distributor pursuant to a distribution agreement with the Trust. The Trust has adopted a shareholder servicing plan for Class A, Class I and Class Y shares (the "Shareholder Servicing Plans") under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to Class A and Class I shares, and a shareholder servicing fee of up to 0.15% of average daily net assets attributable to Class Y shares, will be paid to the Distributor. In addition to the Shareholder Servicing Plans, the Class I shares have adopted administrative service plans that provide for administrative service fees payable to the Distributor of up to 0.25% of the average daily net assets attributed to that class.

OTHER -- The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. SEC rules require that such commissions not exceed usual and customary commissions.

Under both the Shareholder Servicing Plans and administrative service plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties. For the six month period ended September 30, 2006, the Distributor retained 100% of the shareholder servicing fees, less the waiver, and 100% of the administration servicing fees.

Certain officers and/or trustees of the Trust are also officers of the Administrator or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.

FEES PAID INDIRECTLY -- The Fund may direct certain fund trades to the Distributor who pays a portion of the Fund's expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Fund's expense ratio, as a percentage of the Fund's average daily net assets for the year ended September 30, 2006, can be found on the statement of operations.

INVESTMENT IN AFFILIATED REGISTERED INVESTMENT COMPANY -- Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the investing Fund's total assets.

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Fund were as follows (Thousands):

For the period ended September 30, 2006
--------------------------------------------------------------------------------
                                                           LARGE CAP DIVERSIFIED
                                                              ALPHA FUND(1)
--------------------------------------------------------------------------------
                                                                   2006
--------------------------------------------------------------------------------
Class A:
   Shares Issued                                                  115,472
   Shares Issued in Lieu of Dividends & Distributions                 576
   Shares Redeemed                                                (11,833)
--------------------------------------------------------------------------------
Total Class A Transactions                                        104,215
--------------------------------------------------------------------------------
Class I:
   Shares Issued                                                        2
--------------------------------------------------------------------------------
Total Class I Transactions                                              2
--------------------------------------------------------------------------------
Net Increase in Capital Share Transactions                        104,217
--------------------------------------------------------------------------------

(1) The Large Cap Diversified Alpha Fund commenced operations on December 14, 2005.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments and futures, during the period ended September 30, 2006, were as follows:

--------------------------------------------------------------------------------
                                                           Other           Total
                                                   ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
LARGE CAP DIVERSIFIED
   ALPHA FUND
Purchases.....................................        $1,538,380      $1,538,380
Sales.........................................           715,392         715,392

6. FEDERAL TAX INFORMATION

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of The Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to different treatment for gains and losses on paydowns of mortgage- and asset-backed securities for tax purposes, REIT income reclassification and utilization of earnings


--------------------------------------------------------------------------------
80          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006
and profits on shareholder redemptions and net operating losses have been reclassified to/from the following accounts as of September 30, 2006:

--------------------------------------------------------------------------------
                                                 Undistributed      Accumulated
                                     Paid-in    Net Investment         Realized
                                     Capital     Income/(Loss)      Gain/(Loss)
                               ($ Thousands)     ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Large Cap Diversified
  Alpha Fund                          $  615            $  112           $ (727)

The tax character of dividends and distributions paid during the period ended September 30, 2006 was as follows:

--------------------------------------------------------------------------------
                                                      Ordinary
                                                        Income            Total
                                                 ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Large Cap Diversified
  Alpha Fund                            2006           $ 5,836          $ 5,836

As of September 30, 2006, the components of Distributable Earnings were as follows:

--------------------------------------------------------------------------------
                               Undistributed     Undistributed             Post
                                    Ordinary         Long-Term          October
                                      Income      Capital Gain           Losses
                               ($ Thousands)     ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Large Cap Diversified
  Alpha Fund                          $3,969            $2,954              $(1)

--------------------------------------------------------------------------------
                                  Unrealized             Other            Total
                                Appreciation         Temporary    Distributable
                              (Depreciation)       Differences         Earnings
                               ($ Thousands)     ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Large Cap Diversified
  Alpha Fund                         $31,206              $(61)         $38,067

For Federal income tax purposes, the cost of securities owned at September 30, 2006, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at September 30, 2006, were as follows:

----------------------------------------------------------------------------------------
                                                                         Net Unrealized
                              Federal     Appreciated     Depreciated      Appreciation
                             Tax Cost      Securities      Securities    (Depreciation)
                        ($ Thousands)   ($ Thousands)   ($ Thousands)     ($ Thousands)
----------------------------------------------------------------------------------------
Large Cap Diversified
  Alpha Fund               $1,184,020         $62,890       $(35,310)           $27,580

7. SECURITIES LENDING

The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, corporate obligations, asset back securities, repurchase agreements, master notes, or U.S. Government securities. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include repurchase agreements, which are collateralized by United States Treasury and Government Agency securities, and high-quality, short-term instruments, such as floating rate corporate obligations, commercial paper, and private placements with an average weighted maturity not to exceed 60 days and a maturity not to exceed 397 days.

8. CONCENTRATIONS/RISKS

In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15,


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006          81

Notes to Financial Statements (Continued) (Unaudited)

September 30, 2006

2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of September 30, 2006, the Fund has not evaluated the impact that will result, if any, from adopting FIN 48.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.


--------------------------------------------------------------------------------
82          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund`s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

                              BEGINNING      ENDING                      EXPENSE
                               ACCOUNT       ACCOUNT      ANNUALIZED      PAID
                                VALUE         VALUE        EXPENSE       DURING
                               4/1/06        9/30/06        RATIOS       PERIOD*
--------------------------------------------------------------------------------
LARGE CAP DIVERSIFIED ALPHA FUND+
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                $1,000.00     $1,015.70       0.95%         $4.80
HYPOTHETICAL 5% RETURN
Class A Shares                $1,000.00     $1,020.31       0.95%         $4.81

+ The Large Cap Diversified Alpha Fund commenced operations on December 14, 2005. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period shown).

                             BEGINNING       ENDING                      EXPENSE
                              ACCOUNT        ACCOUNT      ANNUALIZED      PAID
                               VALUE          VALUE        EXPENSE       DURING
                             9/14/06(1)      9/30/06        RATIOS       PERIOD*
--------------------------------------------------------------------------------
LARGE CAP DIVERSIFIED ALPHA FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I Shares               $1,000.00      $1,009.70       1.20%        $0.56*
HYPOTHETICAL 5% RETURN
Class I Shares               $1,000.00      $1,019.05       1.20%        $6.07**

(1)   Date of inception.
 * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 17/365 (to reflect the period since inception).
** Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period shown).


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2006          83

Notes

SEI ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT SEPTEMBER 30, 2006

Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran

F. Wendell Gooch

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

OFFICERS

Robert A. Nesher
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Russell Emery
CHIEF COMPLIANCE OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Nicole Welch
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER

SEI Investments Management Corporation

ADMINISTRATOR

SEI Investments Global Funds Services

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL

1 800 DIAL SEI

(1 800 342 5734)

[LOGO]
   SEI New Ways.
       New Answers.(R)

SEI Investments Distribution Co.
Oaks, PA 19456   1.800.DIAL.SEI (1.800.342.5734)

SEI-F-118 (9/06)

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the registrant's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18th 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the registrant's office.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                          SEI Asset Allocation Trust


By (Signature and Title)*                             /s/ Robert A. Nesher
                                                      --------------------
                                                      Robert A. Nesher
                                                      President & CEO

Date November 30, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                             /s/ Robert A. Nesher
                                                      --------------------
                                                      Robert A. Nesher
                                                      President & CEO


Date November 30, 2006


By (Signature and Title)*                             /s/ Stephen F. Panner
                                                      ---------------------
                                                      Stephen F. Panner
                                                      Controller & CFO

Date November 30, 2006

*   Print the name and title of each signing officer under his or her signature.